                                                        STATEMENT OF
                                                        ADDITIONAL INFORMATION
                                                        August 1, 1997

                         EV CLASSIC HIGH INCOME FUND
                              24 Federal Street
                         Boston, Massachusetts 02110
                                (800) 225-6265

    This Statement of Additional Information consists of two parts. Part I provides information about EV Classic High Income Fund (the "Fund"), High Income Portfolio (the "Portfolio") and certain other series of Eaton Vance Mutual Funds Trust (the "Trust"). Part II provides information solely about the Fund. Where appropriate, Part I includes cross-references to the relevant sections of Part II that provide additional, Fund-specific information. This Statement of Additional Information is sometimes referred to herein as the "SAI."


                               TABLE OF CONTENTS                          Page
                                    PART I
Additional Information about Investment Policies ....................         2
Investment Restrictions .............................................         6
Trustees and Officers ...............................................         7
Investment Adviser and Administrator  ...............................        10
Custodian ...........................................................        12
Service for Withdrawal ..............................................        12
Determination of Net Asset Value ....................................        12
Investment Performance ..............................................        13
Taxes ...............................................................        14
Principal Underwriter ...............................................        16
Portfolio Security Transactions .....................................        16
Other Information ...................................................        18
Independent Certified Public Accountants ............................        19
Financial Statements ................................................        19
                                   PART II
Fees and Expenses ...................................................       a-1
Distribution Plan ...................................................       a-2
Performance Information .............................................       a-3
Control Persons and Principal Holders of Securities .................       a-4


    THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY IF PRECEDED OR ACCOMPANIED BY THE FUND'S PROSPECTUS DATED AUGUST 1, 1997, AS SUPPLEMENTED FROM TIME TO TIME, WHICH IS INCORPORATED HEREIN BY REFERENCE. THIS STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH SUCH PROSPECTUS, A COPY OF WHICH MAY BE OBTAINED WITHOUT CHARGE BY CONTACTING EATON VANCE DISTRIBUTORS, INC. (THE "PRINCIPAL UNDERWRITER") (SEE BACK COVER FOR ADDRESS AND PHONE NUMBER).
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                       STATEMENT OF ADDITIONAL INFORMATION

                                     PART I
    This Part I provides information about the Fund, certain other series of the Trust and the Portfolio. Capitalized terms used in this SAI and not otherwise defined have the meanings given them in the Fund's Prospectus. The Fund is subject to the same investment policies as those of the Portfolio. The Fund currently seeks to achieve its objective by investing in the Portfolio.

               ADDITIONAL INFORMATION ABOUT INVESTMENT POLICIES
OTHER FIXED-INCOME SECURITIES
    Included in the fixed-income securities in which the Portfolio may invest are preferred, preference and convertible stocks, equipment lease certificates, equipment trust certificates and conditional sales contracts. Preference stocks are stocks that have many characteristics of preferred stocks, but are typically junior to an existing class of preferred stocks. Equipment lease certificates are debt obligations secured by leases on equipment (such as railroad cars, airplanes or office equipment), with the issuer of the certificate being the owner and lessor of the equipment. Equipment trust certificates are debt obligations secured by an interest in property (such as railroad cars or airplanes), the title of which is held by a trustee while the property is being used by the borrower. Conditional sales contracts are agreements under which the seller of property continues to hold title to the property until the purchase price is fully paid or other conditions are met by the buyer.

    The Portfolio may purchase fixed-rate bonds which have a demand feature allowing the holder to redeem the bonds at specified times. These bonds are more defensive than conventional long-term bonds (protecting to some degree against a rise in interest rates) while providing greater opportunity than comparable intermediate term bonds, since the Portfolio may retain the bond if interest rates decline. By acquiring these kinds of bonds the Portfolio obtains the contractual right to require the issuer of the bonds to purchase the security at an agreed upon price, which right is contained in the obligation itself rather than in a separate agreement or instrument. Since this right is assignable only with the bond, the Portfolio will not assign any separate value to such right. The Portfolio may also purchase floating or variable rate obligations, which it would anticipate using as short-term investments pending longer term investment of its funds.

CONCENTRATION
    Although there is no current intention to do so, the Portfolio may invest up to 25% of its assets in securities of issuers in each of the electric, gas and telephone utility industries if, in the opinion of the Investment Adviser, the relative return available from such securities and the relative risk, marketability, quality or availability of securities of issuers in such industry justifies such an investment. The value of such investments may be affected to a greater degree by adverse developments in such industries. Industry-wide problems include the effects of fluctuating economic conditions, energy conservation practices, environmental regulations, high capital expenditures, construction delays due to pollution control and environmental considerations, uncertainties as to fuel availability and costs, increased competition in deregulated sectors of such industries and difficulties in obtaining timely and adequate rate relief from regulatory commissions. If applications for rate increases are not granted or are not acted upon promptly, the market prices of and interest or dividend payments on utility securities may be adversely affected.

LOAN INTERESTS
    A loan in which the Portfolio may acquire a loan interest (a "Loan Interest") is typically originated, negotiated and structured by a U.S. or foreign commercial bank, insurance company, finance company or other financial institution (the "Agent") for a lending syndicate of financial institutions. The Agent typically administers and enforces the loan on behalf of the other lenders in the syndicate. In addition, an institution, typically but not always the Agent (the "Collateral Bank"), holds collateral (if any) on behalf of the lenders. These Loan Interests may take the form of participation interests in, assignments of or novations of a loan during its secondary distribution, or direct interests during a primary distribution. Such Loan Interests may be acquired from U.S. or foreign banks, insurance companies, finance companies or other financial institutions who have made loans or are members of a lending syndicate or from other holders of Loan Interests. The Portfolio may also acquire Loan Interests under which the Portfolio derives its rights directly from the borrower. Such Loan Interests are separately enforceable by the Portfolio against the borrower and all payments of interest and principal are typically made directly to the Portfolio from the borrower. In the event that the Portfolio and other lenders become entitled to take possession of shared collateral, it is anticipated that such collateral would be held in the custody of a Collateral Bank for their mutual benefit. The Portfolio may not act as an Agent, a Collateral Bank, a guarantor or sole negotiator or structurer with respect to a loan.

    The investment adviser will analyze and evaluate the financial condition of the borrower in connection with the acquisition of any Loan Interest. The Investment Adviser also analyzes and evaluates the financial condition of the Agent and, in the case of Loan Interests in which the Portfolio does not have privity with the borrower, those institutions from or through whom the Portfolio derives its rights in a loan (the "Intermediate Participants"). From time to time the Investment Adviser and its affiliates may borrow money from various banks in connection with their business activities. Such banks may also sell interests in loans to or acquire such interests from the Portfolio or may be Intermediate Participants with respect to loans in which the Portfolio owns interests. Such banks may also act as Agents for loans in which the Portfolio owns interests.

    In a typical loan the Agent administers the terms of the loan agreement. In such cases, the Agent is normally responsible for the collection of principal and interest payments from the borrower and the apportionment of these payments to the credit of all institutions which are parties to the loan agreement. The Portfolio will generally rely upon the Agent or an Intermediate Participant to receive and forward to the Portfolio its portion of the principal and interest payments on the loan. Furthermore, unless under the terms of a participation agreement the Portfolio has direct recourse against the borrower, the Portfolio will rely on the Agent and the other members of the lending syndicate to use appropriate credit remedies against the borrower. The Agent is typically responsible for monitoring compliance with covenants contained in the loan agreement based upon reports prepared by the borrower. The seller of the Loan Interest usually does, but is often not obligated to, notify holders of Loan Interests of any failures of compliance. The Agent may monitor the value of the collateral and, if the value of the collateral declines, may accelerate the loan, may give the borrower an opportunity to provide additional collateral or may seek other protection for the benefit of the participants in the loan. The Agent is compensated by the borrower for providing these services under a loan agreement, and such compensation may include special fees paid upon structuring and funding the loan and other fees paid on a continuing basis. With respect to Loan Interests for which the Agent does not perform such administrative and enforcement functions, the Portfolio will perform such tasks on its own behalf, although a Collateral Bank will typically hold any collateral on behalf of the Portfolio and the other lenders pursuant to the applicable loan agreement.

    A financial institution's appointment as Agent may usually be terminated in the event that it fails to observe the requisite standard of care or becomes insolvent, enters Federal Deposit Insurance Corporation ("FDIC") receivership, or, if not FDIC insured, enters into bankruptcy proceedings. A successor Agent would generally be appointed to replace the terminated Agent, and assets held by the Agent under the loan agreement should remain available to holders of Loan Interests. However, if assets held by the Agent for the benefit of the Portfolio were determined to be subject to the claims of the Agent's general creditors, the Portfolio might incur certain costs and delays in realizing payment on a loan interest, or suffer a loss of principal and/or interest. In situations involving Intermediate Participants similar risks may arise.

    Purchasers of Loan interests depend primarily upon the creditworthiness of the borrower for payment of principal and interest. If the Portfolio does not receive scheduled interest or principal payments on such indebtedness, the Portfolio could be adversely affected. Loans that are fully secured offer the Portfolio more protections than an unsecured loan in the event of non-payment of scheduled interest or principal. However, there is no assurance that the liquidation of collateral from a secured loan would satisfy the borrower's obligation, or that the collateral can be liquidated. Indebtedness of borrowers whose creditworthiness is poor involves substantially greater risks, and may be highly speculative. Borrowers that are in bankruptcy or restructuring may never pay off their indebtedness, or may pay only a small fraction of the amount owed. Direct indebtedness of developing countries will also involve a risk that the governmental entities responsible for the repayment of the debt may be unable, or unwilling, to pay interest and repay principal when due.

    The Portfolio limits the amount of total assets that it will invest in any one issuer or in issuers within the same industry. See Investment Restrictions
(1) and (5) below. For purposes of these restrictions, the Portfolio generally will treat the borrower as the "issuer" of a Loan Interest held by the Portfolio. In the case of loan participations where the Agent or Intermediate Participant serves as financial intermediary between the Portfolio and the borrower, the Portfolio, in appropriate circumstances, will treat both the Agent or Intermediate Participant and the borrower as "issuers" for the purposes of determining whether the Portfolio has invested more than 5% of its total assets in a single issuer. Treating a financial intermediary as an issuer of indebtedness may restrict the Portfolio's ability to invest in indebtedness related to a single intermediary, or a group of intermediaries engaged in the same industry, even if the underlying borrowers represent many different companies and industries.

FOREIGN INVESTMENTS
    Investing in foreign issuers involves certain special considerations, including those set forth below, which are not typically associated with investing in U.S. issuers. Since investments in foreign issuers may involve currencies of foreign countries, and since the Portfolio may temporarily hold funds in bank deposits in foreign currencies during completion of investment programs, the Portfolio may be affected favorably or unfavorably by changes in currency rates and in exchange control regulations and may incur costs in connection with conversions between various currencies.

    Since foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to U.S. companies, there may be less publicly available information about a foreign company than about a domestic company. Foreign stock markets, while growing in volume of trading activity, have substantially less volume than the Exchange, and securities of some foreign companies are less liquid and more volatile than securities of comparable U.S. companies. Similarly, volume and liquidity in most foreign bond markets is less than in the United States and, at times, volatility of price can be greater than in the United States. Fixed commissions on foreign stock exchanges are generally higher than negotiated commissions on U.S. exchanges, although the Portfolio endeavors to achieve the most favorable net results on its portfolio transactions. There is generally less government supervision and regulation of stock exchanges, brokers and listed companies than in the United States. Mail service between the United States and foreign countries may be slower or less reliable than within the United States, thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities. In addition, with respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments which could affect the Portfolio's investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

FORWARD FOREIGN CURRENCY EXCHANGE TRANSACTIONS
    The Portfolio may enter into forward foreign currency exchange contracts. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades.

    At the maturity of a forward contract the Portfolio may either accept or make delivery of the currency specified in the contract or, at or prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract.

    The Portfolio does not intend to enter into forward foreign currency exchange contracts to protect the value of its portfolio securities on a regular continuous basis, and will not do so if, as a result, the Portfolio will have more than 15% of the value of its total assets committed to the consummation of such contracts. The Portfolio also will not enter into such forward contracts or maintain a net exposure to such contracts where the consummation of the contracts would obligate the Portfolio to deliver an amount of foreign currency in excess of the value of the securities held by the Portfolio's or other assets denominated in that currency. Under normal circumstances, consideration of the prospect for currency parities will be incorporated into the long-term investment decisions made with regard to overall diversification strategies. However, the Portfolio believes that it is important to have the flexibility to enter into such forward contracts when it determines that the best interests of the Portfolio will be served. The Portfolio generally will not enter into a forward contract with a term of greater than one year.

OPTIONS ON SECURITIES
    An options position may be closed out only on an options exchange which provides a secondary market for an option of the same series. Although the Portfolio will generally purchase or write only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option, or at any particular time. For some options, no secondary market on an exchange may exist. In such event, it might not be possible to effect closing transactions in particular options, with the result that the Portfolio would have to exercise its options in order to realize any profit and would incur transaction costs upon the sale of underlying securities pursuant to the exercise of put options. If the Portfolio as a covered call option writer is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise.

    Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or the Options Clearing Corporation ("OCC") may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options on that exchange that had been issued by the OCC as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

    There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain of the facilities of the OCC inadequate, and thereby result in the institution by an exchange of special procedures which may interfere with the timely execution of customers' orders.

FUTURES CONTRACTS
    All futures contracts entered into by the Portfolio are traded on exchanges or boards of trade that are licensed and regulated by the CFTC. The Portfolio may purchase and write call and put options on futures contracts which are traded on a U.S. exchange or board of trade.

    The Portfolio will engage in futures and related options transactions for bona fide hedging or non-hedging purposes as defined in or permitted by CFTC regulations. The Portfolio will determine that the price fluctuations in the futures contracts and options on futures used for hedging purposes are substantially related to price fluctuations in securities held by the Portfolio or which it expects to purchase. Except as stated below, the Portfolio's futures transactions will be entered into for traditional hedging purposes -- i.e., futures contracts will be sold to protect against a decline in the price of securities that the Portfolio owns, or futures contracts will be purchased to protect the Portfolio against an increase in the price of securities it intends to purchase. The Portfolio will engage in transactions in futures contracts and related options only to the extent such transactions are consistent with the requirements of the Code for maintaining the qualification of the Fund as a regulated investment company for federal income tax purposes (see "Taxes").

ASSET COVERAGE FOR DERIVATIVE INSTRUMENTS
    Transactions using forward contracts, futures contracts and options (other than options that the Portfolio has purchased) expose the Portfolio to an obligation to another party. The Portfolio will not enter into any such transactions unless it owns either (1) an offsetting ("covered") position in securities, currencies, or other options, futures contracts or forward contracts, or (2) cash or liquid securities (such as readily marketable obligations and money market instruments) with a value sufficient at all times to cover its potential obligations not covered as provided in (1) above. The Portfolio will comply with Commission guidelines regarding cover for these instruments and, if the guidelines so require, set aside cash, U.S. Government securities or other liquid, high grade debt securities in a segregated account with its custodian in the prescribed amount. The securities in the segregated account will be marked to market daily. Assets used as cover or held in a segregated account maintained by the Portfolio's custodian cannot be sold while the position in the corresponding forward contract, futures contract or option is open, unless they are replaced with other appropriate assets. As a result, the commitment of a large portion of the Portfolio's assets to cover or segregated accounts could impede portfolio management or the Portfolio's ability to meet redemption requests or other current obligations.

LENDING PORTFOLIO SECURITIES
    The Portfolio may seek to increase its income by lending portfolio securities to broker-dealers or other institutional borrowers. Under present regulatory policies of the Commission, such loans are required to be secured continuously by collateral in cash, cash equivalents or U.S. Government securities held by the Portfolio's custodian and maintained on a current basis at an amount at least equal to the market value of the securities loaned, which will be marked to market daily. Cash equivalents include certificates of deposit, commercial paper and other short-term money market instruments. The Portfolio would have the right to call a loan and obtain the securities loaned at any time on up to five business days' notice. During the existence of a loan, the Portfolio will continue to receive the equivalent of the interest paid by the issuer on the securities loaned and will also receive a fee or all of a portion of the interest on investment of the collateral, if any. However, the Portfolio may pay lending fees to such borrowers. The Portfolio would not have the right to vote any securities having voting rights during the existence of a loan, but would call the loan in anticipation of an important vote to be taken among holders of the securities or the giving or withholding of their consent on a material matter affecting the investment. As with other extensions of credit there are risks of delay in recovery or even loss of rights in the securities loaned if the borrower of the securities fails financially. However, the loans would be made only to organizations deemed by the Portfolio's management to be of good standing and when, in the judgment of the Portfolio's management, the consideration which can be earned from securities loans of this type, net of administrative expenses and any finder's fees, justifies the attendant risk. The financial condition of the borrower will be monitored by the Investment Adviser on an ongoing basis. If the Investment Adviser determines to make securities loans, it is not intended that the value of the securities loaned would exceed 30% of the Portfolio's total assets. As of the present time, the Trustees of the Portfolio have not made a determination to engage in this activity, and have no present intention of making such a determination during the current fiscal year.

PORTFOLIO TURNOVER
    The Portfolio cannot accurately predict its portfolio turnover rate, but it is anticipated that the annual turnover rate will generally not exceed 100% (excluding turnover of securities having a maturity of one year or less). A 100% annual turnover rate would occur, for example, if all the securities held by the Portfolio were replaced once in a period of one year. A high turnover rate (100% or more) necessarily involves greater expenses to the Portfolio.

    For the fiscal years ended March 31, 1997 and 1996, the portfolio turnover rates of the Portfolio were 78% and 88%, respectively.

    Securities may be sold in anticipation of a market decline (a rise in interest rates) or purchased in anticipation of a market rise (a decline in interest rates) and later sold. In addition, a security may be sold and another purchased at approximately the same time to take advantage of what the Portfolio believes to be a temporary disparity in the normal yield relationship between the two securities. Yield disparities may occur for reasons not directly related to the investment quality of particular issues or the general movement of interest rates, such as changes in the overall demand for or supply of various types of fixed-income securities or changes in the investment objectives of investors. Such trading may be expected to increase the portfolio turnover rate and the expenses incurred in connection with such trading. The Portfolio anticipates that its annual portfolio turnover rate will generally exceed 100% (excluding turnover of securities having a maturity of one year or less).

                             INVESTMENT RESTRICTIONS

    The following investment restrictions of the Fund are designated as fundamental policies and as such cannot be changed without the approval of the holders of a majority of the Fund's outstanding voting securities, which as used in this SAI means the lesser of (a) 67% of the shares of the Fund present or represented by proxy at a meeting if the holders of more than 50% of the shares are present or represented at the meeting or (b) more than 50% of the shares of the Fund. As a matter of fundamental policy, the Fund may not:

    (1) With respect to 75% of total assets of the Fund, purchase any security if such purchase, at the time thereof, would cause more than 5% of the total assets of the Fund (taken at market value) to be invested in the securities of a single issuer, or cause more than 10% of the total outstanding voting securities of such issuer to be held by the Fund, except obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and except securities of other investment companies;

    (2) Borrow money or issue senior securities except as permitted by the 1940 Act;

    (3) Purchase securities on margin (but the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities). The deposit or payment by the Fund of initial, maintenance or variation margin in connection with all types of options and futures contract transactions is not considered the purchase of a security on margin;

    (4) Underwrite or participate in the marketing of securities of others, except insofar as it may technically be deemed to be an underwriter in selling a portfolio security under circumstances which may require the registration of the same under the Securities Act of 1933;

    (5) Purchase any security if such purchase, at the time thereof, would cause more than 25% of the Fund's total assets to be invested in any single industry, provided that the electric, gas and telephone utility industries shall be treated as separate industries for purposes of this restriction and further provided that there is no limitation with respect to obligations issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities.

    (6) Purchase or sell real estate, although it may purchase and sell securities which are secured by real estate and securities of companies which invest or deal in real estate;

    (7) Purchase or sell physical commodities or contracts for the purchase or sale of physical commodities; or

    (8) Make loans to any person except by (i) the acquisition of debt securities and making portfolio investments, (ii) entering into repurchase agreements or (iii) lending portfolio securities.

    Notwithstanding the investment policies and restrictions of the Fund, the Fund may invest all of its investable assets in an open-end management investment company with substantially the same investment objective, policies and restrictions as the Fund.

    The Portfolio has adopted substantially the same fundamental investment restrictions as the foregoing investment restrictions adopted by the Fund; such restrictions cannot be changed without the approval of a "majority of the outstanding voting securities" of the Portfolio.

    The Fund and the Portfolio have adopted the following investment policies which may be changed with respect to the Fund by the Trustees of the Trust without approval by the Fund's shareholders or with respect to the Portfolio by the Trustees of the Portfolio without approval by the Fund or its other investors. As a matter of nonfundamental policy, neither the Fund nor the Portfolio may (a) invest more than 15% of its net assets in investments which are not readily marketable, including restricted securities and repurchase agreements maturing in more than seven days. Restricted securities for the purposes of this limitation do not include securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 and commercial paper issued pursuant to Section 4(2) of said Act that the Board of Trustees of the Trust or the Portfolio, or its delegate, determines to be liquid; (b) make short sales of securities or maintain a short position, unless at all times when a short position is open the Fund owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issuer as, and equal in amount to, the securities sold short, and unless not more than 25% of the Fund's net assets (taken at current value) is held as collateral for such sales at any one time. (The Fund will make such sales only for the purpose of deferring realization of gain or loss for federal income tax purposes.); or (c) purchase or retain in its portfolio any securities issued by an issuer, any of whose officers, directors, trustees or security holders is an officer or Trustee of the Trust or the Portfolio or is a member, officer, director or trustee of an investment adviser of the Trust or the Portfolio, if after the purchase of the securities of such issuer by the Fund or the Portfolio one or more of such persons owns beneficially more than 1/2 of 1% of the shares or securities or both (all taken at market value) of such issuer and such persons owning more than 1/2 of 1% of such shares or securities together own beneficially more than 5% of such shares or securities or both (all taken at market value).

    Whenever an investment policy or investment restriction set forth in the Prospectus or this SAI states a maximum percentage of assets that may be invested in any security or other asset, or describes a policy regarding quality standards, such percentage limitation or standard shall be determined immediately after and as a result of the Fund's or the Portfolio's acquisition of such security or asset. Accordingly, any later increase or decrease resulting from a change in values, assets or other circumstances, or any subsequent rating change will not compel the Fund or the Portfolio, as the case may be, to dispose of such security or other asset. Notwithstanding the foregoing, under normal market conditions the Portfolio must take actions necessary to comply with the policy of investing at least 65% of total assets in the lowest investment grade and lower rated and unrated debt obligations. Moreover, the Fund and Portfolio must always be in compliance with the borrowing policies set forth above.

                              TRUSTEES AND OFFICERS

    The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Unless otherwise noted, the business address of each Trustee and officer is 24 Federal Street, Boston, Massachusetts 02110, which is also the address of the Investment Adviser, BMR, a wholly-owned subsidiary of Eaton Vance; of Eaton Vance's parent, Eaton Vance Corp. ("EVC"); and of BMR's and Eaton Vance's trustee, Eaton Vance, Inc. ("EV"). Eaton Vance and EV are both wholly-owned subsidiaries of EVC. Those Trustees who are "interested persons" of the Trust or the Portfolio, as defined in the 1940 Act, by virtue of their affiliation with BMR, Eaton Vance, EVC or EV, are indicated by an asterisk(*).

                   TRUSTEES OF THE TRUST AND THE PORTFOLIO

M. DOZIER GARDNER (64), President and Trustee*
Vice Chairman of BMR, Eaton Vance, EVC and EV, and Director of EVC and EV.
  Director or Trustee and officer of various investment companies managed by Eaton Vance or BMR.

DONALD R. DWIGHT (66), Trustee
President of Dwight Partners, Inc. (a corporate relations and communications company); Chairman of the Board of Newspapers of New England, Inc. Director or Trustee of various investment companies managed by Eaton Vance or BMR.
Address: Clover Mill Lane, Lyme, New Hampshire 03768

JAMES B. HAWKES (55), Vice President and Trustee*
President and Chief Executive Officer of BMR, Eaton Vance, EV and EVC and a
  Director of EV and EVC. Director, Trustee and officer of various investment companies managed by Eaton Vance or BMR. Mr. Hawkes was elected Trustee of the Trust on December 16, 1991.

SAMUEL L. HAYES, III (62), Trustee
Jacob H. Schiff Professor of Investment Banking, Harvard University Graduate
  School of Business Administration. Director or Trustee of various investment companies managed by Eaton Vance or BMR.
Address: Harvard University Graduate School of Business Administration,
  Soldiers Field Road, Boston, Massachusetts 02163

NORTON H. REAMER (61), Trustee
President and Director, United Asset Management Corporation (a holding company owning institutional investment management firms); Chairman, President and Director, UAM Funds (mutual funds). Director or Trustee of various investment companies managed by Eaton Vance or BMR.
Address: One International Place, Boston, Massachusetts 02110

JOHN L. THORNDIKE (70), Trustee
Former Director of Fiduciary Company Incorporated. Director or Trustee of
  various investment companies managed by Eaton Vance or BMR.
Address: 175 Federal Street, Boston, Massachusetts 02110

JACK L. TREYNOR (67), Trustee
Investment Adviser and Consultant. Director or Trustee of various investment companies managed by Eaton Vance or BMR.
Address: 504 Via Almar, Palos Verdes Estates, California 90274

                   OFFICERS OF THE TRUST AND THE PORTFOLIO

WILLIAM H. AHERN, JR. (38), Vice President of the Trust
Vice President of BMR and Eaton Vance. Officer of various investment companies managed by Eaton Vance or BMR. Mr. Ahern was elected Vice President of the Trust on June 19, 1995.


WILLIAM CHISHOLM (36), Vice President of the Portfolio
Senior Trust Officer of The Bank of Nova Scotia Trust Company (Cayman)
  Limited. Officer of various investment companies managed by Eaton Vance or BMR.
Address: The Bank of Nova Scotia Trust Company (Cayman) Ltd., The Bank of Nova
  Scotia Building, P.O. Box 501, George Town, Grand Cayman, Cayman Islands, British West Indies.

MICHAEL WEILHEIMER (36), Vice President of the Portfolio
Vice President of Eaton Vance since 1992; employee of Eaton Vance since November
  26, 1990. Mr. Weilheimer was elected Vice President of Portfolio on December 18, 1995.

JOHN P. RYNNE (54), Assistant Secretary of the Trust
Corporate Controller and Vice President of EVC. Vice President of Eaton Vance,
  EVD and BMR. Mr. Rynne was elected an officer of the Trust on June 19, 1995.

MICHEL NORMANDEAU (45), Vice President of the Portfolio
Assistant Manager -- Trust Services of The Bank of Nova Scotia Trust Company
  (Cayman) Limited. Officer of various investment companies managed by Eaton Vance or BMR.
Address: The Bank of Nova Scotia Trust Company (Cayman) Ltd., The Bank of Nova
  Scotia Building, P.O. Box 501, George Town, Grand Cayman, Cayman Islands, British West Indies. Mr. Normandeau was elected Vice President of the Trust on June 19, 1995.

RAYMOND O'NEILL (35), Vice President of the Portfolio
Managing Director of IBT Trust and Custodian Services (Ireland) Limited since
  January, 1995. Vice President, Atlantic Corporate Management Limited, Warwick, Bermuda 1991-1994. Officer of various investment companies managed by Eaton Vance or BMR. Mr. O'Neill was elected Vice President of the Trust on June 19, 1995.
Address: Earlsfort Terrace, Dublin 2, Ireland

HOOKER TALCOTT JR. (65), Vice President of the Portfolio
Vice President of BMR, Eaton Vance and EV. Officer of various investment companies managed by Eaton Vance or BMR.

MICHAEL B. TERRY (54), Vice President of the Trust
Vice President of BMR, Eaton Vance and EV. Officer of various investment companies managed by Eaton Vance or BMR.


JAMES L. O'CONNOR (52), Treasurer
Vice President of BMR, Eaton Vance and EV. Officer of various investment companies managed by Eaton Vance or BMR.

ALAN R. DYNNER (56), Secretary
Vice President and Chief Legal Officer of BMR, Eaton Vance, EVC and EV since
  November 1, 1996. Previously, he was a Partner of the law firm of Kirkpartrick & Lockhart LLP, New York and Washington, D.C., and was Executive Vice President of Neuberger & Berman Management, Inc., a mutual fund management company. Officer of various investment companies managed by Eaton Vance or BMR. Mr. Dynner was elected Secretary on June 23, 1997.

JANET E. SANDERS (61), Assistant Treasurer and Assistant Secretary
Vice President of BMR, Eaton Vance and EV. Officer of various investment companies managed by Eaton Vance or BMR.

A. JOHN MURPHY (34), Assistant Secretary
Assistant Vice President of BMR, Eaton Vance and EV since March 1, 1994;
  employee of Eaton Vance since March 1993. State Regulations Supervisor, The Boston Company (1991 - 1993). Officer of various investment companies managed by Eaton Vance or BMR. Mr. Murphy was elected Assistant Secretary of the Trust on March 27, 1995 and of the Portfolio on June 19, 1995.

ERIC G. WOODBURY (40), Assistant Secretary
Vice President of BMR, Eaton Vance and EV since February 1993; formerly, associate attorney at Dechert, Price & Rhoads. Mr. Woodbury was elected Assistant Secretary of the Trust and the Portfolio on June 19, 1995. Officer of various investment companies managed by Eaton Vance or BMR.

    Messrs. Hayes (Chairman), Reamer and Thorndike are members of the Special Committee of the Board of Trustees of the Trust and of the Portfolio. The purpose of the Special Committee is to consider, evaluate and make recommendations to the full Board of Trustees concerning (i) all contractual arrangements with service providers to the Fund and the Portfolio, including investment advisory (Portfolio only), administrative, transfer agency, custodial, fund accounting and distribution services, and (ii) all other matters in which Eaton Vance or its affiliates has any actual or potential conflict of interest with the Fund, the Portfolio or investors therein.

    The Nominating Commitee of the Board of Trustees of the Trust and the Portfolio is comprised of four Trustees who are not "interested persons" as that term is defined by the 1940 Act ("noninterested Trustees"). The Committee has four-year staggered terms, with one member rotating off the Committee to be replaced by another noninterested Trustee. The purpose of the Committee is to recommend to the Board nominees for the position of noninterested Trustee and to assure that at least a majority of the Board of Trustees is independent of Eaton Vance and its affiliates.

    Messrs. Treynor (Chairman) and Dwight are members of the Audit Committee of the Board of Trustees of the Trust and of the Portfolio. The Audit Committee's functions include making recommendations to the Trustees regarding the selection of the independent certified public accountants, and reviewing matters relative to trading and brokerage policies and practices, accounting and auditing practices and procedures, accounting records, internal accounting controls, and the functions performed by the custodian, transfer agent and dividend disbursing agent of the Trust and of the Portfolio.

    Trustees of the Portfolio who are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of a Trustees Deferred Compensation Plan (the "Trustees" Plan"). Under the Trustees' Plan, an eligible Trustee may elect to have his deferred fees invested by the Portfolio in the shares of one or more funds in the Eaton Vance Family of Funds, and the amount paid to the Trustees under the Trustees' Plan will be determined based upon the performance of such investments. Deferral of Trustees' fees in accordance with the Trustees' Plan will have a negligible effect on the Portfolio's assets, liabilities, and net income per share, and will not obligate the Portfolio to retain the services of any Trustee or obligate the Portfolio to pay any particular level of compensation to the Trustee. Neither the Portfolio nor the Trust has a retirement plan for its Trustees.


    The fees and expenses of the noninterested Trustees of the Trust and the Portfolio are paid by the Fund (and the other series of the Trust) and the Portfolio, respectively. For the compensation earned by the noninterested Trustees, see "Fees and Expenses" in Part II. Messrs. Chisholm, Normandeau and O'Neill are not U.S. residents. It may be difficult to effect service of process within the U.S. or to realize judgments of U.S. courts upon them. It is uncertain whether courts in other countries would entertain original actions against them.


                      INVESTMENT ADVISER AND ADMINISTRATOR

    The Portfolio engages BMR as investment adviser pursuant to an Investment Advisory Agreement dated May 31, 1994. BMR or Eaton Vance acts as investment adviser to investment companies and various individual and institutional clients with combined assets under management of over $17 billion.

    Eaton Vance, its affiliates and its predecessor companies have been managing assets of individuals and institutions since 1924 and managing investment companies since 1931. They maintain a large staff of experienced fixed-income and equity investment professionals to service the needs of their clients. The fixed-income division focuses on all kinds of taxable investment-grade and high-yield securities, tax-exempt investment-grade and high-yield securities, and U.S. Government securities. The equity division covers stocks ranging from blue chip to emerging growth companies.

    Eaton Vance and its affiliates act as adviser to over 150 mutual funds, and individual and various institutional accounts, including corporations, hospitals, retirement plans, universities, foundations and trusts. Eaton Vance mutual funds feature international equities, domestic equities, tax-free municipal bonds, and U.S. government and corporate bonds. Lloyd George Management has advised Eaton Vance's international equity funds since 1992. Founded in 1991, Lloyd George is headquartered in Hong Kong with offices in London and Mumbai, India. It has established itself as a leader in investment management in Asian equities and other global markets. Lloyd George features an experienced team of investment professionals that began working together in the mid-1980s. Lloyd George analysts cover East Asia, the India subcontinent, Russia and Eastern Europe, Latin America, Australia and New Zealand from offices in Hong Kong, London and Mumbai. Together Eaton Vance and Lloyd George manage over $18 billion in assets. Eaton Vance mutual funds are distributed by the Principal Underwriter both within the United States and offshore.

    The Principal Underwriter believes that an investment professional can provide valuable services to you to help you reach your investment goals. Meeting investment goals requires time, objectivity and investment savvy. Before making an investment recommendation, a representative can help you carefully consider your short-term and long-term financial goals, your tolerance for investment risk, your investment time frame, and other investments you may already own. Your professional investment representatives are knowledgeable about financial markets, as well as the wide range of investment opportunities available. A representative can provide you with tailored financial advice and help you decide when to buy, sell or persevere with your investments.

    BMR manages the investments and affairs of the Portfolio subject to the supervision of the Portfolio's Board of Trustees. BMR furnishes to the Portfolio investment research, advice and supervision, furnishes an investment program and determines what securities will be purchased, held or sold by the Portfolio and what portion, if any, of the Portfolio's assets will be held uninvested. The Investment Advisory Agreement requires BMR to pay the salaries and fees of all officers and Trustees of the Portfolio who are members of the BMR organization and all personnel of BMR performing services relating to research and investment activities. The Portfolio is responsible for all expenses not expressly stated to be payable by BMR under the Investment Advisory Agreement, including, without implied limitation, (i) expenses of maintaining the Portfolio and continuing its existence, (ii) registration of the Portfolio under the 1940 Act, (iii) commissions, fees and other expenses connected with the acquisition, holding and disposition of securities and other investments, (iv) auditing, accounting and legal expenses, (v) taxes and interest, (vi) governmental fees, (vii) expenses of issue, sale and redemption of interests in the Portfolio, (viii) expenses of registering and qualifying the Portfolio and interests in the Portfolio under federal and state securities laws and of preparing and printing registration statements or other offering statements or memoranda for such purposes and for distributing the same to investors, and fees and expenses of registering and maintaining registrations of the Portfolio and of the Portfolio's placement agent as broker-dealer or agent under state securities laws, (ix) expenses of reports and notices to investors and of meetings of investors and proxy solicitations therefor, (x) expenses of reports to governmental officers and commissions, (xi) insurance expenses, (xii) association membership dues, (xiii) fees, expenses and disbursements of custodians and subcustodians for all services to the Portfolio (including without limitation safekeeping of funds, securities and other investments, keeping of books, accounts and records, and determination of net asset values, book capital account balances and tax capital account balances), (xiv) fees, expenses and disbursements of transfer agents, dividend disbursing agents, investor servicing agents and registrars for all services to the Portfolio, (xv) expenses for servicing the accounts of investors, (xvi) any direct charges to investors approved by the Trustees of the Portfolio, (xvii) compensation and expenses of Trustees of the Portfolio who are not members of BMR's organization, and (xviii) such non-recurring items as may arise, including expenses incurred in connection with litigation, proceedings and claims and any legal obligation of the Portfolio to indemnify its Trustees, officers and investors with respect thereto, to the extent not covered by insurance.

    For a description of the compensation that the Portfolio pays BMR under the Investment Advisory Agreement, see the Fund's current Prospectus. As at March 31, 1997, the Portfolio had net assets of $706,711,462. For the fiscal years ended March 31, 1997 and 1996, and for the period from the Portfolio's start of business, June 1, 1994 to March 31, 1995, the Portfolio paid BMR advisory fees of $3,683,894 $3,094,793, and $2,260,748, respectively (equivalent to 0.61%,
0.63% and 0.64% annualized of the Portfolio's average daily net assets for each such period).

    The Investment Advisory Agreement with BMR continues in effect from year to year so long as such continuance is approved at least annually (i) by the vote of a majority of the noninterested Trustees of the Portfolio cast in person at a meeting specifically called for the purpose of voting on such approval and (ii) by the Board of Trustees of the Portfolio or by vote of a majority of the outstanding voting securities of the Portfolio. The Agreement may be terminated at any time without penalty on sixty (60) days' written notice by the Board of Trustees of either party, or by vote of the majority of the outstanding voting securities of the Portfolio, and the Agreement will terminate automatically in the event of its assignment. The Agreement provides that BMR may render services to others. The Agreement also provides that BMR shall not be liable for any loss incurred in connection with the performance of its duties, or action taken or omitted under that Agreement, in the absence of willful misfeasance, bad faith, gross negligence in the performance of its duties or by reason of its reckless disregard of its obligations and duties thereunder, or for any losses sustained in the acquisition, holding or disposition of any security or other investment.

    IBT Trust Company (Cayman), Ltd. maintains the Portfolio's principal office and certain of its records and provides administrative assistance in connection with meetings of the Portfolio's Trustees and interestholders.

    As indicated in the Prospectus, Eaton Vance serves as Administrator of the Fund, but currently receives no compensation for providing administrative services to the Fund. Under its agreement with the Fund, Eaton Vance has been engaged to administer the Fund's affairs, subject to the supervision of the Trustees of the Trust, and shall furnish for the use of the Fund office space and all necessary office facilities, equipment and personnel for administering the affairs of the Fund.

    The Fund pays all of its own expenses including, without limitation, (i) expenses of maintaining the Fund and continuing its existence, (ii) its pro rata share of the Trust's registration under the 1940 Act, (iii) commissions, fees and other expenses connected with the purchase or sale of securities and other investments, (iv) auditing, accounting and legal expenses, (v) taxes and interest, (vi) governmental fees, (vii) expenses of issue, sale, repurchase and redemption of shares, (viii) expenses of registering and qualifying the Fund and its shares under federal and state securities laws and of preparing and printing prospectuses for such purposes and for distributing the same to shareholders and investors, and fees and expenses of registering and maintaining registrations of the Fund and of the Fund's principal underwriter, if any, as broker-dealer or agent under state securities laws, (ix) expenses of reports and notices to shareholders and of meetings of shareholders and proxy solicitations therefor,
(x) expenses of reports to governmental officers and commissions, (xi) insurance expenses, (xii) association membership dues, (xiii) fees, expenses and disbursements of custodians and subcustodians for all services to the Fund (including without limitation safekeeping of funds, securities and other investments, keeping of books and accounts and determination of net asset values), (xiv) fees, expenses and disbursements of transfer agents, dividend disbursing agents, shareholder servicing agents and registrars for all services to the Fund, (xv) expenses for servicing shareholder accounts, (xvi) any direct charges to shareholders approved by the Trustees of the Trust, (xvii) compensation and expenses of Trustees of the Trust who are not members of the Eaton Vance organization, and (xviii) such non-recurring items as may arise, including expenses incurred in connection with litigation, proceedings and claims and any legal obligation of the Trust to indemnify its Trustees and officers with respect thereto, to the extent not covered by insurance.


    BMR is a wholly-owned subsidiary of Eaton Vance. Eaton Vance and EV are both wholly-owned subsidiaries of EVC. BMR and Eaton Vance are both Massachusetts business trusts, and EV is the trustee of BMR and Eaton Vance. The Directors of EV are Landon T. Clay, M. Dozier Gardner, James B. Hawkes, and Benjamin A. Rowland, Jr. The Directors of EVC consist of the same persons and John G. L. Cabot and Ralph Z. Sorenson. Mr. Clay is chairman, Mr. Gardner is vice chairman and Mr. Hawkes is president and chief executive officer of EVC, BMR, Eaton Vance and EV. All of the issued and outstanding shares of Eaton Vance and EV are owned by EVC. All of the issued and outstanding shares of BMR are owned by Eaton Vance. All shares of the outstanding Voting Common Stock of EVC are deposited in a Voting Trust which expires on December 31, 1997, the Voting Trustees of which are Messrs. Clay, Gardner, Hawkes and Rowland and Thomas E. Faust, Jr. The Voting Trustees have unrestricted voting rights for the election of Directors of EVC. All of the outstanding voting trust receipts issued under said Voting Trust are owned by certain of the officers of BMR and Eaton Vance who are also officers or officers and Directors of EVC and EV. As of July 31, 1997, Messrs. Clay, Gardner and Hawkes each owned 24% of such voting trust receipts, and Messrs. Rowland and Faust owned 15% and 13%, respectively, of such voting trust receipts. Messrs. Dynner, Gardner and Hawkes are officers or Trustees of the Trust and/or the Portfolio and are members of the EVC, BMR, Eaton Vance and EV organizations. Messrs. Ahern, Chisholm, Normandeau, O'Neill, Murphy, O'Connor, Rynne, Talcott, Terry, Weilheimer and Woodbury and Ms. Sanders are officers of the Trust and/or the Portfolio and are also members of the BMR, Eaton Vance and EV organizations.


    Eaton Vance owns all the stock of Northeast Properties, Inc., which is engaged in real estate investment. EVC also owns 22% of the Class A shares of Lloyd George Management (B.V.I.) Limited, a registered investment adviser. EVC owns all the stock of Fulcrum Management, Inc. and MinVen, Inc., which are engaged in the precious metal mining venture investment and management. EVC, BMR, Eaton Vance and EV may also enter into other businesses.

    EVC and its affiliates and their officers and employees from time to time have transactions with various banks, including the custodian of the Fund and the Portfolio, IBT. It is Eaton Vance's opinion that the terms and conditions of such transactions were not and will not be influenced by existing or potential custodial or other relationships between the Fund or the Portfolio and such banks.

                                    CUSTODIAN

    IBT acts as custodian for the Fund and the Portfolio. IBT has the custody of all cash and securities representing the Fund's interest in the Portfolio and has custody of all the Portfolio's assets. Its subsidiary, IBT Fund Services (Canada) Inc., One First Canadian Place, King Street West, Toronto, Ontario, Canada, maintains the general ledger of the Portfolio and the Fund and computes the daily net asset value of interests in the Portfolio and the net asset value of shares of the Fund. In its capacity as custodian, IBT attends to details in connection with the sale, exchange, substitution, transfer or other dealings with the Portfolio's investments, receives and disburses all funds and performs various other ministerial duties upon receipt of proper instructions from the Fund and the Portfolio. IBT charges custody fees which are competitive within the industry. A portion of the fee relates to custody, bookkeeping and valuation services and is based upon a percentage of the Fund and Portfolio net assets, and a portion of the fee relates to activity charges, primarily the number of portfolio transactions. These fees are then reduced by a credit for cash balances of the particular investment company at the custodian equal to 75% of the 91-day, U.S. Treasury Bill auction rate applied to the particular investment company's average daily collected balances for the week. Landon T. Clay, a Director of EVC and an officer, Trustee or Director of other entities in the Eaton Vance organization, owns approximately 13% of the stock of Investors Financial Services Corp., the holding company parent of IBT. Management believes that such ownership does not create an affiliated person relationship between the Fund or the Portfolio and IBT under the 1940 Act.

    IBT also provides services in connection with the preparation of shareholder reports and the electronic filing of such reports with the Commission, for which it receives a separate fee.

                             SERVICE FOR WITHDRAWAL

    The Transfer Agent will send to the shareholder regular monthly or quarterly payments of any permitted amount designated by the shareholder (see "Eaton Vance Shareholder Services -- Withdrawal Plan" in the Fund's current Prospectus) based upon the value of the shares held. The checks will be drawn from share redemptions and, hence, although they are a return of principal, may require the recognition of a taxable gain or loss. Income dividends and capital gains distributions in connection with withdrawal accounts will be credited at net asset value as of the record date for each distribution. Continued withdrawals in excess of current income will eventually use up principal, particularly in a period of declining market prices. A shareholder may not have a withdrawal plan in effect at the same time he/she has authorized Bank Automated Investing or is otherwise making regular purchases of Fund shares. The shareholder, the Transfer Agent or the Principal Underwriter will be able to terminate the withdrawal plan at any time without penalty.

                        DETERMINATION OF NET ASSET VALUE

    The net asset value of the Portfolio is also computed by IBT (as agent and custodian for the Portfolio) by subtracting the liabilities of the Portfolio from the value of its total assets. Fixed-income securities (other than short-term obligations), will normally be valued on the basis of market valuations furnished by a pricing service. The pricing service uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities, various relationships between securities, and yield to maturity in determining value. Securities listed on securities exchanges or in the NASDAQ National Market are valued at closing sale prices. Unlisted or listed securities for which closing sale prices are not available are valued at the mean between the latest bid and asked prices. Short-term obligations maturing in sixty days or less are valued at amortized cost, which approximates market. Other assets are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio. The Fund and the Portfolio will be closed for business and will not price their respective shares or interests on the following business holidays:
New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

    Each investor in the Portfolio, including the Fund, may add to or reduce its investment in the Portfolio on each day the Exchange is open for trading ("Portfolio Business Day") as of the close of regular trading on the Exchange (the "Portfolio Valuation Time"). The value of each investor's interest in the Portfolio will be determined by multiplying the net asset value of the Portfolio by the percentage, determined on the prior Portfolio Business Day, which represented that investor's share of the aggregate interests in the Portfolio on such prior day. Any additions or withdrawals for the current Portfolio Business Day will then be recorded. Each investor's percentage of the aggregate interest in the Portfolio will then be recomputed as a percentage equal to a fraction (i) the numerator of which is the value of such investor's investment in the Portfolio as of the Portfolio Valuation Time on the prior Portfolio Business Day plus or minus, as the case may be, the amount of any additions to or withdrawals from the investor's investment in the Portfolio on the current Portfolio Business Day and (ii) the denominator of which is the aggregate net asset value of the Portfolio as of the Portfolio Valuation Time on the prior Portfolio Business Day plus or minus, as the case may be, the amount of the net additions to or withdrawals from the aggregate investment in the Portfolio on the current Portfolio Business Day by all investors in the Portfolio. The percentage so determined will then be applied to determine the value of the investor's interest in the Portfolio for the current Portfolio Business Day.

                             INVESTMENT PERFORMANCE

    Average annual total return is determined by multiplying a hypothetical initial purchase order of $1,000 by the average annual compound rate of return (including capital appreciation/depreciation, and distributions paid and reinvested) for the stated period and annualizing the result. The calculation assumes that all distributions are reinvested at net asset value on the reinvestment dates during the period, and a complete redemption of the investment and, if applicable, the deduction of the CDSC at the end of the period. For further information regarding the total return of the Fund, see "Performance Information" in the Fund's Part II.

    Yield is computed pursuant to a standardized formula by dividing net investment income per share earned during a recent thirty-day period by the maximum offering price (net asset value) per share on the last day of the period and annualizing the resulting figure. Net investment income per share is calculated from the yields to maturity of all debt obligations held by the Portfolio based on the market value of such obligations and from dividends from equity securities based on stated annual rates, exclusive of special or extra distributions, reduced by accrued Fund expenses for the period with the resulting number being divided by the average daily number of Fund shares outstanding and entitled to receive dividends during the period. This yield figure does not reflect the deduction of any CDSC which is imposed upon certain redemptions at the rates set forth under "How to Redeem Fund Shares" in the Fund's current Prospectus. For information concerning the yield of the Fund, see "Performance Information" in the Fund's Part II.

    The Principal Underwriter may also publish to Authorized Firms the Fund's distribution rate and/or its effective distribution rate. The Fund's distribution rate is computed by dividing the most recent monthly distribution per share annualized, by the current net asset value per share. The Fund's effective distribution rate is computed by dividing the distribution rate by the ratio (the days in a year divided by the accrual days of the monthly period) used to annualize the most recent monthly distribution and reinvesting the resulting amount for a full year on the basis of such ratio. The effective distribution rate will be higher than the distribution rate because of the compounding effect of the assumed reinvestment. Investors should note that the Fund's yield is calculated using a standardized formula the income component of which is computed from the yields to maturity of all debt obligations held by the Portfolio based on the market value of such obligations and from dividends from equity securities based on stated annual rates, exclusive of special or extra distributions, (with all purchases and sales of securities during such period included in the income calculation on a settlement date basis), whereas the distribution rate is based on the Fund's last monthly distribution which tends to be relatively stable and may be more or less than the amount of net investment income and short-term capital gain actually earned by the Fund during the month.

    The Fund's total return may be compared to related indices, such as the Consumer Price Index, and various domestic securities indicies, which may be used in advertisements and in information furnished to present or prospective shareholders. The Fund's performance may differ from that of other investors in the Portfolio, including the other investment companies.

    The Fund may provide information about Eaton Vance, its affiliates and other investment advisers to the funds in the Eaton Vance Family of Funds in sales material or advertisements provided to investors or prospective investors. Such material or advertisements may also provide information on the use of investment professionals by such investors.

    Information showing the effects of compounding interest may be included in advertisements and other material furnished to present and prospective shareholders. Compounding is the process of earning interest on principal plus interest that was earned earlier.

    Evaluations of the Fund's performance including ratings and rankings made by independent sources, e.g. Lipper Analytical Services, Inc., CDA/ Wiesenberger and Morningstar, Inc., may be used in advertisements and in information furnished to present or prospective shareholders. Information, charts and illustrations relating to inflation and the effects of inflation on the dollar may be included in advertisements and other material furnished to present and prospective shareholders.

    Information, charts and illustrations showing comparative historical information of high-yielding bonds as represented by The First Boston High Yield Index over 10-year U.S. Treasury bonds may be used in advertisements and other material furnished to present or prospective shareholders. The First Boston High Yield Index is an unmanaged index of 713 high-yielding securities. The principal and interest of U.S. Treasury bonds are guaranteed by the United States Government, while high yield bonds, sometimes referred to as "junk bonds", are of lower quality than investment-grade bonds and U.S. Government securities. Rates are given for illustrative purposes only and are not meant to imply or predict actual results of an investment in the Fund.

    Information used in advertisements and materials furnished to present and prospective investors may include statements or illustrations relating to the appropriateness of certain types of securities and/or mutual funds to meet specific financial goals. Such information may address:

        -- cost associated with aging parents;
        -- funding a college education (including its actual and estimated cost);
        -- health care expenses (including actual and projected expenses);
        -- long-term disabilities (including the availability of, and coverage provided by, disability insurance); and
        -- retirement (including the availability of social security benefits, the tax treatment of such benefits and statistics and other information relating to maintaining a particular standard of living and outliving existing assets).

    Such information may also address different methods for saving money and the results of such methods, as well as the benefits of investing in bond funds.

    The Fund may provide information about Eaton Vance, its affiliates and other investment advisers to the funds in the Eaton Vance Family of Funds in sales material or advertisements provided to investors or prospective investors. Such material or advertisements may also provide information on the use of investment professionals by such investors.

                                      TAXES
    Each series of the Trust is treated as a separate entity for federal income tax purposes. The Fund has elected to be treated and intends to qualify each year, as a regulated investment company ("RIC") under the Code. Accordingly, the Fund intends to satisfy certain requirements relating to sources of its income and diversification of its assets and to distribute substantially all of its ordinary income and net income in accordance with the timing requirements imposed by the Code, so as to maintain its RIC status and to avoid paying any federal income or excise tax. The Fund so qualified for its fiscal year ended March 31, 1997. Because the Fund invests substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements in order for the Fund to also satisfy these requirements. The Portfolio will allocate at least annually among its investors, including the Fund, each investor's distributive share of the Portfolio's net taxable and tax-exempt (if any) investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. For purposes of applying the requirements of the Code regarding qualification as a RIC, the Fund
(i) will be deemed to own its proportionate share of each of the assets of the Portfolio and (ii) will be entitled to the gross income of the Portfolio attributable to such share.

    In order to avoid incurring a federal excise tax obligation, the Code requires that the Fund distribute (or be deemed to have distributed) by December 31 of each calendar year at least 98% of its ordinary income for such year, at least 98% of its capital gain net income which is the excess of its realized capital gains over its realized capital losses), generally computed on the basis of the one-year period ending on October 31 of such year, after reduction by (i) any available capital loss carryforwards and (ii) 100% of any income from the prior year (as previously computed) that was not paid out during such year and on which the Fund paid no federal income tax. Under current law, provided that the Fund qualifies as a RIC and the Portfolio is treated as a partnership for Massachusetts and federal tax purposes, neither the Fund nor the Portfolio should be liable for any income, excise or franchise tax in the Commonwealth of Massachusetts.

    The Portfolio's transactions in options, futures contracts and forward contracts will be subject to special tax rules that may affect the amount, timing and character of the Fund's distributions to shareholders. For example, certain positions held by the Portfolio on the last business day of each taxable year will be "marked to market" (i.e., treated as if closed out on such day), and any resulting gain or loss will generally be treated as 60% long-term and 40% short-term capital gain or loss. Certain positions held by the Portfolio that substantially diminish the Portfolio's risk of loss with respect to other positions in its portfolio may constitute "straddles," which are subject to tax rules that may cause deferral of Portfolio losses, adjustments in the holding periods of Portfolio securities, and conversion of short-term capital losses into long-term capital losses. The Portfolio may have to limit its activities in options, futures contracts and forward contracts in order to enable the Fund to maintain its status.

    The Portfolio may be subject to foreign income tax withholding or other foreign taxes with respect to income (possibly including, in some cases, capital gains) arising from certain transactions in foreign securities. These taxes may be reduced or eliminated under the terms of an applicable tax convention between certain countries and the U.S. It is not expected that more than 50% of the value of the total assets of the Fund, taking into account its allocable share of the Portfolio's total assets at the close of any taxable year, of the Fund, will consist of securities issued by foreign corporations. Accordingly under the Code, the Fund will not be eligible to pass through to its shareholders their proportionate share of any foreign tax credits or deductions for foreign taxes paid by the Portfolio and allocated to the Fund. Certain foreign exchange gains and losses realized by the Fund will be treated as ordinary income and losses. Certain uses of foreign currency and foreign currency options, futures and forward contracts and investment by the Portfolio in certain "passive foreign investment companies" ("PFICs") may be limited or a tax election may be made, if available, in order to seek to preserve the Fund's qualification as a RIC and/or avoid imposition of an income tax on the Fund.

    The Portfolio's investment in zero coupon and certain securities will cause it to realize income prior to the receipt of cash payments with respect to these securities. Such income will be allocated daily to interests in the Portfolio and, in order to enable the Fund to distribute its proportionate share of this income and avoid a tax payable by the Fund, the Portfolio may be required to liquidate securities that it might otherwise have continued to hold in order to generate cash that the Fund may withdraw from the Portfolio to make distributions to Fund shareholders.

    Investments in lower-rated or unrated securities may present special tax issues for the Portfolio (and, hence, for the Fund) to the extent that the issuers of these securities default on their obligations pertaining thereto. The Code is not entirely clear regarding the federal income tax consequences of the Fund's taking certain positions in connection with ownership of such distressed securities. For example, the Code is unclear regarding: (i) when the Portfolio may cease to accrue interest, original issue discount, or market discount; (ii) when and to what extent deductions may be taken for bad debts or worthless securities; (iii) how payments received on obligations in default should be allocated between principal and income; and (iv) whether exchanges of debt obligations in a workout context are taxable.

    Any loss realized upon the sale or exchange of shares of the Fund with a tax holding period of 6 months or less will be treated as a long-term capital loss to the extent of any distribution treated as long-term capital gains with respect to such shares. All or a portion of any loss realized upon a taxable disposition of Fund shares may be disallowed under "wash sale" rules if other shares of the Fund are purchased (whether through the reinvestment of distributions or otherwise) within 30 days before or after such disposition.

    Amounts paid by the Fund to individuals and certain other shareholders who have not provided the Fund with their correct taxpayer identification number ("TIN") and certain certifications required by the Internal Revenue Service (the "IRS"), as well as shareholders with respect to whom the Fund has received certain information from the IRS or a broker, may be subject to "backup" withholding of federal income tax arising from the Fund's dividends and other distributions as well as the proceeds of redemption transactions (including repurchases and exchanges), at a rate of 31%. An individual's TIN is generally his or her social security number.

    Non-resident alien individuals, foreign corporations and certain other foreign entities generally will be subject to a U.S. withholding tax at a rate of 30% on the Fund's distributions from its ordinary income and the excess of its net short-term capital gain over its net long-term capital loss, unless the tax is reduced or eliminated by an applicable tax convention. Distributions from the excess of the Fund's net long-term capital gain over its net short-term capital loss received by such shareholders and any gain from the sale or other disposition of shares of the Fund generally will not be subject to U.S. federal income taxation, provided that non-resident alien status has been certified by the shareholder. Different U.S. tax consequences may arise if: (i) the shareholder is engaged in a trade or business in the United States, (ii) the shareholder is present in the United States for a sufficient period of time during a taxable year to be treated as a U.S. resident, (generally 180 days or more); or (iii) the shareholder fails to provide any required certifications regarding its status as a non-resident alien investor. Foreign shareholders should consult their tax advisers regarding the U.S. and foreign tax consequences of an investment in the Fund.

    The foregoing discussion does not address the special tax rules applicable to certain classes of investors, such as retirement plans, tax-exempt entities, insurance companies and financial institutions. Shareholders should consult their own tax advisers with respect to special tax rules that may apply in their particular situations, as well as the state, local, and, where applicable, foreign tax consequences of investing in the Fund.

                              PRINCIPAL UNDERWRITER

    Under the Distribution Agreement, the Principal Underwriter acts as principal in selling shares of the Fund. The expenses of printing copies of prospectuses used to offer shares to Authorized Firms or investors and other selling literature and of advertising is borne by the Principal Underwriter. The fees and expenses of qualifying and registering and maintaining qualifications and registrations of the Fund and its shares under federal and state securities laws are borne by the Fund. In addition, the Fund makes payments to the Principal Underwriter pursuant to its Distribution Plan as described in the Fund's current Prospectus; the provisions of the Plan relating to such payments are included in the Distribution Agreement. The Distribution Agreement is renewable annually by the Trust's Board of Trustees (including a majority of the noninterested Trustees who have no direct or indirect financial interest in the operation of the Fund's Distribution Plan or the Distribution Agreement), may be terminated on sixty days' notice either by such Trustees or by vote of a majority of the outstanding voting securities of the Fund or on six months' notice by the Principal Underwriter and is automatically terminated upon assignment. The Principal Underwriter distributes Fund shares on a "best efforts" basis under which it is required to take and pay for only such shares as may be sold. For the amount paid to the Principal Underwriter for acting as repurchase agent, see "Fees and Expenses" in Part II.

                         PORTFOLIO SECURITY TRANSACTIONS

    Decisions concerning the execution of portfolio security transactions, including the selection of the market and the executing firm, are made by BMR. BMR is also responsible for the execution of transactions for all other accounts managed by it.

    BMR places the portfolio security transactions of the Portfolio and of all other accounts managed by it for execution with many firms. BMR uses its best efforts to obtain execution of portfolio security transactions at prices which are advantageous to the Portfolio and (when a disclosed commission is being charged) at reasonably competitive commission rates. In seeking such execution, BMR will use its best judgment in evaluating the terms of a transaction, and will give consideration to various relevant factors including without limitation the size and type of the transaction, the general execution and operational capabilities of the executing firm, the nature and character of the market for the security, the confidentiality, speed and certainty of effective execution required for the transaction, the reputation, reliability, experience and financial condition of the firm, the value and quality of services rendered by the firm in other transactions, and the reasonableness of the commission or spread, if any. Transactions on United States stock exchanges and other agency transactions involve the payment by the Portfolio of negotiated brokerage commissions. Such commissions vary among different executing firms, and a particular firm may charge different commissions according to such factors as the difficulty and size of the transaction and the volume of business done with the broker-dealer. Transactions in foreign securities usually involve the payment of fixed brokerage commissions, which are generally higher than those in the United States. There is generally no stated commission in the case of securities traded in the over-the-counter markets, but the price paid or received by the Portfolio usually includes an undisclosed dealer markup or markdown. In an underwritten offering, the price paid by the Portfolio often includes a disclosed fixed commission or discount retained by the underwriter or dealer. Although commissions paid on portfolio security transactions will, in the judgment of BMR, be reasonable in relation to the value of the services provided, commissions exceeding those which another firm might charge may be paid to firms who were selected to execute transactions on behalf of the Portfolio and BMR's other clients for providing brokerage and research services to BMR.

    As authorized in Section 28(e) of the Securities Exchange Act of 1934, a broker or dealer who executes a portfolio transaction on behalf of the Portfolio may receive a commission which is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction if BMR determines in good faith that such compensation was reasonable in relation to the value of the brokerage and research services provided. This determination may be made on the basis of either that particular transaction or on the basis of overall responsibilities which BMR and its affiliates have for accounts over which they exercise investment discretion. In making any such determination, BMR will not attempt to place a specific dollar value on the brokerage and research services provided or to determine what portion of the commission should be related to such services. Brokerage and research services may include advice as to the value of securities, the advisability of investing in, purchasing, or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts; effecting securities transactions and performing functions incidental thereto (such as clearance and settlement); and the "Research Services" referred to in the next paragraph.

    It is a common practice in the investment advisory industry for the advisers of investment companies, institutions and other investors to receive research, statistical and quotation services, data, information and other services, products and materials which assist such advisers in the performance of their investment responsibilities ("Research Services") from broker-dealers which execute portfolio transactions for the clients of such advisers and from third parties with which such broker-dealers have arrangements. Consistent with this practice, BMR receives Research Services from many broker-dealer firms with which BMR places the portfolio transactions and from third parties with which these broker-dealers have arrangements. These Research Services include such matters as general economic and market reviews, industry and company reviews, evaluations of securities and portfolio strategies and transactions, recommendations as to the purchase and sale of securities and other portfolio transactions, financial, industry and trade publications, news and information services, pricing and quotation equipment and services, and research oriented computer hardware, software, data bases and services. Any particular Research Service obtained through a broker-dealer may be used by BMR in connection with client accounts other than those accounts which pay commissions to such broker-dealer. Any such Research Service may be broadly useful and of value to BMR in rendering investment advisory services to all or a significant portion of its clients, or may be relevant and useful for the management of only one client's account or of a few clients' accounts, or may be useful for the management of merely a segment of certain clients' accounts, regardless of whether any such account or accounts paid commissions to the broker-dealer through which such Research Service was obtained. The advisory fee paid by the Portfolio is not reduced because BMR receives such Research Services. BMR evaluates the nature and quality of the various Research Services obtained through broker-dealer firms and attempts to allocate sufficient commissions to such firms to ensure the continued receipt of Research Services which BMR believes are useful or of value to it in rendering investment advisory services to its clients.

    Subject to the requirement that BMR shall use its best efforts to seek to execute portfolio security transactions at advantageous prices and at reasonably competitive commission rates or spreads, BMR is authorized to consider as a factor in the selection of any broker-dealer firm with whom portfolio orders may be placed the fact that such firm has sold or is selling shares of the Fund or of other investment companies sponsored by BMR or Eaton Vance. This policy is not inconsistent with a rule of the National Association of Securities Dealers, Inc. (the "NASD"), which rule provides that no firm which is a member of the NASD shall favor or disfavor the distribution of shares of any particular investment company or group of investment companies on the basis of brokerage commissions received or expected by such firm from any source.

    Securities considered as investments for the Portfolio may also be appropriate for other investment accounts managed by BMR or its affiliates. Whenever decisions are made to buy or sell securities by the Portfolio and one or more of such other accounts simultaneously, BMR will allocate the security transactions (including "hot" issues) in a manner which it believes to be equitable under the circumstances. As a result of such allocations, there may be instances where the Portfolio will not participate in a transaction that is allocated among other accounts. If an aggregated order cannot be filled completely, allocations will generally be made on a pro rata basis. An order may not be allocated on a pro rata basis where, for example: (i) consideration is given to portfolio managers who have been instrumental in developing or negotiating a particular investment; (ii) consideration is given to an account with specialized investment policies that coincide with the particulars of a specific investment; (iii) pro rata allocation would result in odd-lot or de minimis amounts being allocated to a portfolio or other client; or (iv) where BMR reasonably determines that departure from a pro rata allocation is advisable. While these aggregation and allocation policies could have a detrimental effect on the price or amount of the securities available to the Portfolio from time to time, it is the opinion of the Trustees of the Trust and the Portfolio that the benefits from the BMR organization outweigh any disadvantage that may arise from exposure to simultaneous transactions.

    For the fiscal years ended March 31, 1997 and 1996, the Portfolio paid no brokerage commissions on portfolio transactions. During the period from the start of business, June 1, 1994 to March 31, 1995, the Portfolio paid brokerage commissions of $3,684 on portfolio security transactions, of which $569 was paid in respect of portfolio security transactions aggregating approximately $206,198 to firms which provided some research services to Eaton Vance (although many of such firms may have been selected in any particular transaction primarily because of their execution capabilities).

                                OTHER INFORMATION

    The Trust changed its name from Eaton Vance Government Obligations Trust on July 10, 1995. On August 1, 1995, the Fund was reorganized as a series of the Trust. Prior thereto, the Fund was a series of Eaton Vance High Income Trust. Eaton Vance, pursuant to its agreement with the Trust, controls the use of the words "Eaton Vance" and "EV" in the Fund's name and may use the words "Eaton Vance" and "EV" in other connections and for other purposes.

    As permitted by Massachusetts law, there will normally be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees of the Trust holding office have been elected by shareholders. In such an event, the Trustees then in office will call a shareholders' meeting for the election of Trustees. Except for the foregoing circumstances and unless removed by action of the shareholders in accordance with the Trust's by-laws, the Trustees shall continue to hold office and may appoint successor Trustees.

    The Trust's Declaration of Trust may be amended by the Trustees when authorized by vote of a majority of the outstanding voting securities of the Trust, the financial interests of which are affected by the amendment. The Trustees may also amend the Declaration of Trust without the vote or consent of shareholders to change the name of the Trust or any series or to make such other changes (such as reclassifying series or classes of shares or restructuring the Trust) as do not have a materially adverse effect on the financial interests of shareholders or if they deem it necessary to conform it to applicable federal or state laws or regulations. The Trust or any series or class thereof may be terminated by: (1) the affirmative vote of the holders of not less than two-thirds of the shares outstanding and entitled to vote at any meeting of shareholders of the Trust or the appropriate series or class thereof, or by an instrument or instruments in writing without a meeting, consented to by the holders of two-thirds of the shares of the Trust or a series or class thereof, provided, however, that, if such termination is recommended by the Trustees, the vote of a majority of the outstanding voting securities of the Trust or a series or class thereof entitled to vote thereon will be sufficient authorization; or
(2) by means of an instrument in writing signed by a majority of the Trustees, to be followed by a written notice to shareholders stating that a majority of the Trustees has determined that the continuation of the Trust or a series or a class thereof is not in the best interest of the Trust, such series or class or of their respective shareholders.

    Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. Numerous investment companies registered under the 1940 Act have been formed as Massachusetts business trusts, and management is not aware of an instance where such liability has been imposed. The Trust's Declaration of Trust contains an express disclaimer of liability on the part of the Fund shareholders and the Trust's By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. (The Declaration of Trust also contains provisions limiting the liability of a series or class to that series or class.) Moreover, the Trust's By-laws also provide for indemnification out of the property of the Fund of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. The assets of the Fund are readily marketable and will ordinarily substantially exceed its liabilities. In light of the nature of the Fund's business and the nature of its assets, management believes that the possibility of the Fund's liability exceeding its assets, and therefore the shareholder's risk of personal liability, is extremely remote.

    In accordance with the Declaration of Trust of the Portfolio, there will normally be no meetings of the investors for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees holding office have been elected by investors. In such an event the Trustees of the Portfolio then in office will call an investors' meeting for the election of Trustees. Except for the foregoing circumstances and unless removed by action of the investors in accordance with the Portfolio's Declaration of Trust, the Trustees shall continue to hold office and may appoint successor Trustees.

    The Declaration of Trust of the Portfolio provides that no person shall serve as a Trustee if investors holding two-thirds of the outstanding interest have removed him from that office either by a written declaration filed with the Portfolio custodian or by votes cast at a meeting called for that purpose. The Declaration of Trust further provides that under certain circumstances the investors may call a meeting to remove a Trustee and that the Portfolio is required to provide assistance in communicating with investors about such a meeting.

    The Portfolio's Declaration of Trust provides that the Fund and other entities permitted to invest in the Portfolio (e.g., other U.S. and foreign investment companies, and common and commingled trust funds) will each be liable for all obligations of the Portfolio. However, the risk of the Fund incurring financial loss on account of such liability is limited to circumstances in which both inadequate insurance exists and the Portfolio itself is unable to meet its obligations. Accordingly, the Trustees of the Trust believe that neither the Fund nor its shareholders will be adversely affected by reason of the Fund investing in the Portfolio.

    The Portfolio's Declaration of Trust provides that the Portfolio will terminate 120 days after the complete withdrawal of the Fund or any other investor in the Portfolio, unless either the remaining investors, by unanimous vote at a meeting of such investors, or a majority of the Trustees of the Portfolio, by written instrument consented to by all investors, agree to continue the business of the Portfolio. This provision is consistent with treatment of the Portfolio as a partnership for federal income tax purposes.

    The right to redeem shares of the Fund can be suspended and the payment of the redemption price deferred when the Exchange is closed (other than for customary weekend and holiday closings), during periods when trading on the Exchange is restricted as determined by the Commission, or during any emergency as determined by the Commission which makes it impracticable for the Portfolio to dispose of its securities or value its assets, or during any other period permitted by order of the Commission for the protection of investors.

                   INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

    Deloitte & Touche LLP, 125 Summer Street, Boston, Massachusetts, are the independent certified public accountants of the Fund, providing audit services, tax return preparation, and assistance and consultation with respect to the preparation of filings with the Commission. Deloitte & Touche, Grand Cayman, Cayman Islands, British West Indies, are the independent certified public accountants of the Portfolio.

                              FINANCIAL STATEMENTS

    The audited financial statements of, and the independent auditors' report for, the Fund and the Portfolio appear in the Fund's most recent annual report to shareholders and are incorporated by reference into this SAI. A copy of the annual report accompanies this SAI.

                     STATEMENT OF ADDITIONAL INFORMATION

                                   PART II

    This Part II provides information about EV CLASSIC HIGH INCOME FUND. The Fund became a series of the Trust on August 1, 1995.

                              FEES AND EXPENSES
ADMINISTRATOR
    As stated under "Investment Adviser and Administrator" in Part I of this SAI, the Administrator currently receives no compensation for providing administrative services to the Fund. For the fiscal years ended March 31, 1997 and 1996 and for the period from the start of business, June 1, 1994, to March 31, 1995, $67,984, $79,084 and $37,087, respectively, of the Fund's operating expenses were allocated to the Administrator.

DISTRIBUTION PLAN
    During the fiscal year ended March 31, 1997, the Principal Underwriter paid to Authorized Firms sales commissions of $44,157 on sales of Fund shares. During the same period, the Fund paid or accrued sales commissions under the Plan aggregating $90,450, and the Principal Underwriter received approximately $15,000 in CDSCs which were imposed on early redeeming shareholders. These payments reduced uncovered distribution charges under the Plan. As at March 31, 1997, the outstanding uncovered distribution charges of the Principal Underwriter calculated under the Plan amounted to approximately $1,471,000. During the fiscal year ended March 31, 1997, the Fund made service fee payments to the Principal Underwriter and Authorized Firms aggregating $30,259, of which $14,689 was paid to Authorized Firms, and the balance of which was retained by the Principal Underwriter.

PRINCIPAL UNDERWRITER
    The Fund has authorized the Principal Underwriter to act as its agent in repurchasing shares at the rate of $2.50 for each repurchase transaction handled by the Principal Underwriter. The Principal Underwriter estimates that the expenses incurred by it in acting as repurchase agent for the Fund will exceed the amounts paid therefor by the Fund. For the fiscal year ended March 31, 1997, the Fund paid the Principal Underwriter $332.50 for repurchase transactions handled by the Principal Underwriter.

TRUSTEES
    The fees and expenses of the noninterested Trustees of the Trust and of the Portfolio are paid by the Fund (and the other series of the Trust) and the Portfolio, respectively. (The Trustees of the Trust and of the Portfolio who are members of the Eaton Vance organization receive no compensation from the Fund or the Portfolio.) During the fiscal year ended March 31, 1997, the noninterested Trustees of the Trust and the Portfolio earned the following compensation in their capacities as Trustees from the Fund, the Portfolio and the funds in the Eaton Vance fund complex(1):

                         AGGREGATE           AGGREGATE        TOTAL COMPENSATION
                       COMPENSATION        COMPENSATION         FROM TRUST AND
NAME                     FROM FUND        FROM PORTFOLIO         FUND COMPLEX
----                     ---------        --------------         ------------
Donald R. Dwight .....     $35                $4,190(2)            $145,000(5)
Samuel L. Hayes, III .      31                 4,200(3)             155,000(6)
Noton H. Reamer ......      31                 4,064                145,000
John L. Thorndike ....      32                 4,267(4)             148,750(7)
Jack L. Treynor ......      35                 4,390                150,000
----------
(1) The Eaton Vance fund complex consists of 213 registered investment companies or series thereof.
(2) Includes $1,846 of deferred compensation.
(3) Includes $707 of deferred compensation.
(4) Includes $2,120 of deferred compensation.
(5) Includes $47,187 of deferred compensation.
(6) Includes $19,062 of deferred compensation.
(7) Includes $55,276 of deferred compensation.

                              DISTRIBUTION PLAN

    The Plan is designed to meet the requirements of Rule 12b-1 under the 1940 Act and the sales charge rule of the NASD. The purpose of the Plan is to compensate the Principal Underwriter for its distribution services and facilities provided to the Fund.

    The Plan provides that the Fund will pay sales commissions and distribution fees to the Principal Underwriter only after and as a result of the sale of shares of the Fund. On each sale of Fund shares (excluding reinvestment of distributions) the Fund will pay the Principal Underwriter amounts representing
(i) sales commissions equal to 6.25% of the amount received by the Fund for each share sold and (ii) distribution fees calculated by applying the rate of 1% over the prime rate then reported in The Wall Street Journal to the outstanding balance of uncovered distribution charges (as described below) of the Principal Underwriter.

    The amount payable by the Fund to the Principal Underwriter pursuant to the Plan as sales commissions and distribution fees with respect to each day will be accrued on such day as a liability of the Fund and will accordingly reduce the Fund's net assets upon such accrual, all in accordance with generally accepted accounting principles. The amount payable on each day by the Fund is limited to 1/365 of .75% of the Fund's net assets on such day. The level of the Fund's net assets changes each day and depends upon the amount of sales and redemptions of Fund shares, the changes in the value of the investments held by the Portfolio, the expenses of the Fund and the Portfolio accrued and allocated to the Fund on such day, income on portfolio investments of the Portfolio accrued and allocated to the Fund on such day, and any distributions declared on Fund shares. The Fund does not accrue possible future payments as a liability of the Fund or reduce the Fund's current net assets in respect of unknown amounts which may become payable under the Plan in the future because the standards for accrual of such a liability under accounting principles have not been satisfied.

    The Plan provides that the Fund will receive all CDSCs and will make no payments to the Principal Underwriter in respect of any day on which there are no outstanding uncovered distribution charges of the Principal Underwriter. CDSCs and accrued amounts will be paid by the Fund to the Principal Underwriter whenever there exist uncovered distribution charges under the Plan.

    In calculating daily the amount of uncovered distribution charges, distribution charges will include the aggregate amount of sales commissions and distribution fees theretofore paid plus the aggregate amount of sales commissions and distribution fees which the Principal Underwriter is entitled to be paid under the Plan since its inception. Payments theretofore paid or payable under the Plan by the Fund to the Principal Underwriter and CDSCs theretofore paid or payable to the Principal Underwriter will be subtracted from such distribution charges; if the result of such subtraction is positive, a distribution fee (computed at 1% over the prime rate then reported in The Wall Street Journal) will be computed on such amount and added thereto, with the resulting sum constituting the amount of outstanding uncovered distribution charges with respect to such day. The amount of outstanding uncovered distribution charges of the Principal Underwriter calculated on any day does not constitute a liability recorded on the financial statements of the Fund.

    The amount of uncovered distribution charges of the Principal Underwriter at any particular time depends upon various changing factors, including the level and timing of sales of Fund shares, the nature of such sales (i.e., whether they result from exchange transactions, reinvestments or from cash sales through Authorized Firms), the level and timing of redemptions of Fund shares upon which a CDSC will be imposed, the level and timing of redemptions of Fund shares upon which no CDSC will be imposed (including redemptions of Fund shares pursuant to the exchange privilege which result in a reduction of uncovered distribution charges), changes in the level of the net assets of the Fund, and changes in the interest rate used in the calculation of the distribution fee under the Plan. Periods with a high level of sales of Fund shares accompanied by a low level of early redemptions of Fund shares resulting in the imposition of CDSCs will tend to increase the time during which there will exist uncovered distribution charges of the Principal Underwriter.

    Currently, payments of sales commissions and distribution fees and of service fees may equal 1% of the Fund's average daily net assets per annum. For the actual payments made by the Fund and the outstanding uncovered distribution charges of the Principal Underwriter, see "Fees and Expenses -- Distribution Plan" in this Part II. The Fund believes that the combined rate of all these payments may be higher than the rate of payments made under distribution plans adopted by other investment companies pursuant to Rule 12b-1. Although the Principal Underwriter will use its own funds (which may be borrowed from banks) to pay sales commissions and service fees at the time of sale, it is anticipated that the Eaton Vance organization will profit by reason of the operation of the Plan through an increase in the Fund's assets (thereby increasing the advisory fee payable to BMR by the Portfolio) resulting from sale of Fund shares and through the amounts paid to the Principal Underwriter, including CDSCs, pursuant to the Plan. The Eaton Vance organization may be considered to have realized a profit under the Plan if at any point in time the aggregate amounts theretofore paid to the Principal Underwriter under the Plan, and from CDSCs, have exceeded the total expenses theretofore incurred by such organization in distributing shares of the Fund. Total expenses for this purpose will include an allocable portion of the overhead costs of such organization and its branch offices, which costs will include without limitation leasing expense, depreciation of building and equipment, utilities, communication and postage expense, compensation and benefits of personnel, travel and promotional expense, stationery and supplies, literature and sales aids, interest expense, data processing fees, consulting and temporary help costs, insurance, taxes other than income taxes, legal and auditing expense and other miscellaneous overhead items. Overhead is calculated and allocated for such purpose by the Eaton Vance organization in a manner deemed equitable to the Fund.

    The Plan continues in effect from year to year for so long as such continuance is approved at least annually by the vote of both a majority of (i) the noninterested Trustees of the Trust who have no direct or indirect financial interest in the operation of the Plan or any agreements related to the Plan (the "Rule 12b-1 Trustees") and (ii) all of the Trustees then in office, and the Distribution Agreement contains a similar provision. The Plan and Distribution Agreement may be terminated at any time by vote of a majority of the Rule 12b-1 Trustees or by a vote of a majority of the outstanding voting securities of the Fund. The Plan requires quarterly Trustees review of a written report of the amount expended under the Plan and the purposes for which such expenditures were made. The Plan may not be amended to increase materially the payments described therein without approval of the shareholders of the Fund and the Trustees. So long as the Plan is in effect, the selection and nomination of the noninterested Trustees shall be committed to the discretion of such Trustees.

    The Trustees of the Trust believe that the Plan will be a significant factor in the expected growth of the Fund's assets, and will result in increased investment flexibility and advantages which have benefited and will continue to benefit the Fund and its shareholders. Payments for sales commissions and distribution fees made to the Principal Underwriter under the Plan will compensate the Principal Underwriter for its services and expenses in distributing shares of the Fund. Service fee payments made to the Principal Underwriter and Authorized Firms under the Plan provide incentives to provide continuing personal services to investors and the maintenance of shareholder accounts. By providing incentives to the Principal Underwriter and Authorized Firms, the Plan is expected to result in the maintenance of, and possible future growth in, the assets of the Fund. Based on the foregoing and other relevant factors, the Trustees of the Trust have determined that in their judgment there is a reasonable likelihood that the Plan will benefit the Fund and its shareholders.

                           PERFORMANCE INFORMATION

    The table below indicates the cumulative and average annual total return on a hypothetical investment of $1,000 in the Fund covering the 1-, 5- and 10- year periods ended March 31, 1997. The total return for the period prior to the Fund's commencement of operations on June 8, 1994 reflect the Portfolio's total return (or that of its predecessor) adjusted to reflect any applicable Fund CDSC. Total return for this time period has not been adjusted to reflect the Fund's distribution and/or service fees and certain other expenses. If such adjustments were made, the performance would have been lower.

                         VALUE OF A $1,000 INVESTMENT

                                                 VALUE OF       VALUE OF
                                                INVESTMENT     INVESTMENT
                                                  BEFORE          AFTER            TOTAL RETURN BEFORE        TOTAL RETURN AFTER
                                                 DEDUCTING      DEDUCTING           DEDUCTING THE CDSC       DEDUCTING THE CDSC*
  INVESTMENT        INVESTMENT     AMOUNT OF     THE CDSC       THE CDSC*   ---------------------------------- ---------------------
    PERIOD             DATE       INVESTMENT    ON 3/31/97     ON 3/31/97      CUMULATIVE     ANNUALIZED   CUMULATIVE     ANNUALIZED
    ------             ----       ----------    ----------     ----------      ----------     ----------   ----------     ----------
10 Years Ended
  3/31/97**           3/31/88       $1,000       $2,220.08      $2,220.08        122.01%         8.30%     122.01%         8.30%
5 Years Ended
  3/31/97**           3/31/92       $1,000       $1,588.87      $1,588.87         58.89%         9.70%      58.89%         9.70%
1 Year Ended
  3/31/97**           3/31/96       $1,000       $1,114.35      $1,104.35         11.44%        11.44%      10.44%        10.44%

    Past performance is not indicative of future results. Investment return and principal value will fluctuate; shares, when redeemed, may be worth more or less than their original cost.

----------
 * No CDSC is imposed on certain redemptions. See the Fund's current Prospectus.
** If a portion of the Fund's expenses had not been subsidized, the Fund would have had lower returns.

    For the thirty-day period ended March 31, 1997, the yield of the Fund was 7.14%. If a portion of the Fund's expenses had not been allocated to Eaton Vance, the Fund would have had a lower yield.

             CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

    As of June 30, 1997, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of the Fund. As of June 30, 1997, Merrill Lynch, Pierce, Fenner & Smith, Inc. New Brunswick, NJ was the record owner of approximately 29.8% of the outstanding shares, which were held on behalf of its customers who are the beneficial owners of such shares, and as to which it had voting power under certain limited circumstances. To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the Fund's outstanding shares on such date.

[LOGO]
EATON VANCE
-----------------------
           Mutual Funds

EV CLASSIC HIGH INCOME FUND


STATEMENT OF ADDITIONAL INFORMATION
AUGUST 1, 1997


EV CLASSIC
HIGH INCOME FUND
24 FEDERAL STREET
BOSTON, MA 02110

-------------------------------------------------------------------------------
INVESTMENT ADVISER OF HIGH INCOME PORTFOLIO
Boston Management and Research, 24 Federal Street, Boston, MA 02110

ADMINISTRATOR OF EV CLASSIC HIGH INCOME FUND
Eaton Vance Management, 24 Federal Street, Boston, MA 02110

PRINCIPAL UNDERWRITER
Eaton Vance Distributors, Inc., 24 Federal Street, Boston, MA 02110
(800) 225-6265

CUSTODIAN
Investors Bank & Trust Company, 200 Clarendon Street, Boston, MA 02116

TRANSFER AGENT
First Data Investor Services Group, P.O. Box 5123, Westborough, MA 01581-5123
(800) 262-1122

AUDITORS
Deloitte & Touche LLP, 125 Summer Street, Boston, MA 02110

                                                                     C-HISAI

[LOGO OF EATON VANCE APPEARS HERE]   Investing
                                     for the
                                     21st
                                     Century

                                [PHOTO OF PHONE STOCK CERTIFICATES APPEARS HERE]

        Annual Report March 31, 1997


[PHOTO OF PAUL REVERE STATUE APPEARS HERE]



                                      EV

                                    CLASSIC

                                  HIGH INCOME

                                     FUND


                                 Eaton Vance
                     Global Management-Global Distribution



[PHOTO OF ROWES WHARF SKYLINE BOSTON FROM THE WATER APPEARS HERE]

                                                                         Classic

EV Classic High Income Fund as of March 31, 1997

LETTER TO SHAREHOLDERS

[PHOTO OF M. DOZIER GARDNER, PRESIDENT APPEARS HERE]

EV Classic High Income Fund had a total return of 11.4% for the year ended March 31, 1997. That return was the result of a rise in net asset value per share from $9.65 on March 31, 1996 to $9.84 on March 31, 1997, and the reinvestment of $0.874 in dividends. The return does not include the effect of the Fund's 1% contingent deferred sales charge on shareholders redeeming within the first year. By comparison, the Lehman Brothers High Yield Bond Index-a widely recognized, unmanaged index of high-yield corporate bond-had a total return of 10.6% for the same period.*

Based on the Fund's most recent dividend and a net asset value of $9.84, the Fund had a distribution rate of 8.81% at March 31.

While a strong economy upset the Treasury market, high-yield bonds turned in a solid performance...

Most data showed the economy continuing to advance at a fairly strong pace in the past year. Job creation was stronger than expected, while consumers remained confident. While the strong U.S. dollar somewhat dampened export trade, industrial activity was fairly robust, with few signs of excess inventories. Not surprisingly, the Treasury bond market reacted negatively to the strong economic news. However, the high-yield market benefited as the relatively strong economy led to good corporate earnings and improved interest coverage.

The high-yield market grew during the fiscal year, accompanied by strong investor demand...

While high-yield bond issuance was again formidable-$74 billion in 1996 alone -demand from investors was more than sufficient to meet the increased supply. Meanwhile, market capitalization grew from $300 billion to $354 billion, the largest market growth in more than a decade. Finally, as the liquidity and trading characteristics of high-yield bonds continued to improve, they again attracted a widening universe of investors, drawing new buyers, for example, from insurance companies and pension funds.

1997 should bring more opportunities in the high-yield markets...

The trends we've noted above contributed to an excellent climate for high-yield bonds during the past year, and we believe this market continues to represent outstanding long-term opportunities. In the pages that follow, portfolio managers Hooker Talcott, Jr. and Michael Weilheimer review the past year and comment on the year ahead.

                                                 Sincerely,

                                                 /s/ M. Dozier Gardner

                                                 M. Dozier Gardner
                                                 President
                                                 May 9, 1997

--------------------------------------------------------------------------------
Fund Information
as of March 31, 1997


Performance/1/ - Average Annual Total Returns
---------------------------------------------

At net asset value
---------------------------------
One year                  11.4%
Life of Fund (6/8/94)      9.0


SEC Average Annual Total Returns
---------------------------------
One year                  10.4%
Life of Fund (6/8/94)      9.0


Ten Largest Holdings/2/ By total net assets
--------------------------------------------
United International Holdings        1.6%
Specialty Foods Acquisition Corp.    1.5
Allied Waste NA                      1.4
Kaiser Aluminum & Chemical Corp.     1.4
Marcus Cable Operating Co.           1.3
Overhead Door Corp.                  1.3
Diamond Cable Communications Co.     1.2
Newsquest Capital Corp.              1.2
Imo Industries                       1.2
Shared Tech/Fairchild Inc.           1.2

/1/Average annual total returns are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC average annual returns reflect 1% redemption fee incurred by shareholders redeeming within first year.

/2/Ten largest holdings account for 13.3% of the Portfolio's investments, determined by dividing the total market value of the holdings by the total net assets of the Portfolio. Holdings are subject to change.

  *It is not possible to invest directly in the Index.

   Past performance is no guarantee of future results. The value of an investment in the Fund may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

EV Classic High Income Fund as of March 31, 1997

Management Discussion


An interview with Hooker Talcott, Jr., and Michael Weilheimer, co-portfolio managers of High Income Portfolio.

Q: Hooker, how would you characterize the high-yield market during the past year?

A: Mr. Talcott: The past year was generally characterized by strong performance and volatile interest rates. Quality spreads - the yield differential between high-yield bonds and U.S. Treasury bonds - narrowed to record lows during the period. By the end of the fiscal year on March 31, spreads were as low as 300 basis points (3%), as narrow as we've ever seen. The dramatic outperformance of the high-yield sector can be seen by comparing the Fund's 11.4% total return with the 4.2% return of the Lehman Brothers U.S. Treasury Index,/1/ an unmanaged index of U.S. Treasury securities. The strong showing of the high-yield market was a function of several trends, most notably, a growing economy and continued low-inflation.

    [PHOTO OF HOOKER TALCOTT, JR. PORTFOLIO MANAGER APPEARS HERE]

    Toward the very end of the period, the market gave ground somewhat as inflation concerns, a continuing Fed watch, and a selloff in some of the media and communications sectors pulled the market lower. Given the strength of the market earlier in the year, the correction was not at all unexpected.

Q: You indicated that the market was volatile. What contributed to that volatility?

A: Mr. Weilheimer: The market's volatility was due, in part, to the shifting views on inflation. Investors tempered their relative optimism over the inflation outlook with concern that inflation might reawaken at some point. A look at the numbers is helpful.

    On March 31, 1996, ten-year Treasury yields were 6.31%; by August, inflation concerns pushed those yields up to 6.92%; by November, investor sentiment had shifted, with lower inflation numbers prompting a rally and sending yields falling to 6.05%; that rally was short-lived, however, as renewed fears of inflation and intervention by the Federal Reserve pushed yields back up to 6.90% at the end of March. Thus, it was clearly a very active period on the interest rate front.

    [PHOTO OF MICHAEL WEILHEIMER PORTFOLIO MANAGER APPEARS HERE]

Q:  Where were your largest investments?

A: Mr. Talcott: Media and communications bonds - including telecommunications, cable, cellular,

--------------------------------------------------------------------------------

Five Largest Sectors By total net assets
--------------------------------------------

[BAR GRAPH APPEARS HERE]

Broadcast/Cable                   10.9%
Communication Services             9.5%
Oil/Gas                            7.6%
Foods                              6.9%
Chemicals                          6.0%

Ratings Distribution/2/By total net assets
--------------------------------------------

[PIE GRAPH APPEARS HERE]

Aaa                              3.9%
Ba                               9.3%
B1                              13.9%
B2                              23.8%
B3                              38.0%
Caa                              6.2%
Non-Rated                        4.3%

/1/It is not possible to invest directly in the Index.

/2/Ratings are issued by Moody's Investors Service, a major independent ratings agency.

   Because the Fund is actively managed, ratings and weightings are subject to change.

--------------------------------------------------------------------------------
Fund shares are not guaranteed by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
--------------------------------------------------------------------------------

EV Classic High Income Fund as of March 31, 1997

MANAGEMENT DISCUSSION CONT'D


    broadcasting, radio and media - remained our largest sector weightings. Telecom and media bonds have represented an increasingly large segment of the high-yield market in recent months, over 35% of total market capitalization. And in terms of new issuance, the sector has accounted for around 40% of new supply. While the sector has performed well in recent years, it underwent a correction in March. Typically, telecom companies, which initially have large capital expenditures and therefore little in the way of earnings, are valued on a discounted cash flow basis. In the past year, market sentiment pushed valuations to high levels. The subsequent correction in the telecom group contributed to the decline in the broader market. However, at these lower levels, telecom bonds represent value, and we remain positive about our positions.

Q:  Have you made any adjustments to the Portfolio in recent months?

A: Mr. Weilheimer: Yes. We've reduced our exposure to cyclicals, paring our investments in sectors such as steels, chemicals, and papers. While the economy has fared relatively well in recent months, we're increasingly sensitive to the Federal Reserve's bias for higher interest rates. Given the fact that the economy has not undergone a recession in six years, it's impossible to rule out a somewhat slower economy in a rising interest rate environment. Therefore, we've added recession-resistant names to the mix.

Q:  In what areas have you increased your investments?

A: Mr. Weilheimer: We've added to the Portfolio's investments in sectors such as food processing and grocery chains. These businesses tend to be less dependent on the economic cycle and, therefore, less vulnerable to a possible slowdown. Star Market, a leading New England-based supermarket chain, is a good example. Given their unequalled store locations, Star is very well positioned in an increasingly competitive marketplace. The company has recently installed a new management team that has enlarged and remodeled stores, improved the company's merchandizing strategy, and streamlined operations. Over time, we expect those changes to make a positive impact on the company's operations and its balance sheet.

Q:  Were there any other areas where you made new commitments?

A: Mr. Talcott: Yes. One recent investment was Allied Waste, the fourth largest waste management company in the U.S. The waste industry is not as GDP-sensitive as the deep cyclicals, and has undergone a good deal of consolidation in recent years. For its part, Allied recently purchased a division of Laidlaw Industries, a competitor in the waste hauling business. Through strategic purchases and consolidations, Allied is matching its hauling routes with landfills in specific geographic areas. That strategy has afforded the company good business synergies and helped cut costs. The company has improved its balance sheet and could very well see a rating upgrade within the next year. So we're enthusiastic about the company's prospects.

Q:  Any other examples of new investments?

A: Mr. Weilheimer: Yes. Unlike many manufacturing sectors, aircraft components makers like Hawk Corporation are less sensitive to the ebb and flow of the economy than to their own industry product cycle; that is, domestic and foreign demand for new aircraft. Accordingly, with the debut of a new generation of aircraft in the U.S. and Europe, as well as rising demand from emerging economies, there has been a surge in orders for aircraft components. Hawk makes components in aircraft braking systems, and the company has been a major beneficiary of large new orders to Boeing.

Q: There was a good deal of corporate finance activity during the year, including mergers and IPOs. Did they have an impact on the Fund?

A: Mr. Talcott: Yes. We have long maintained a focus on companies with the ability to improve their balance sheets, and the rise in corporate finance activity has created many new opportunities. The large volume of initial public offerings (IPOs) was helpful to the high-yield market in that companies with sustainable earnings power have issued stock, thus improving their balance sheets. That, in turn, has made their outstanding bonds more attractive.

    The Fund was also a beneficiary of a number of buyouts during the past year, in which some issuers of high-yield bonds, including Overhead

EV Classic High Income Fund as of March 31, 1997

MANAGEMENT DISCUSSION CONT'D


    Door and Monarch Marking, each a holding of the Portfolio, have been bought by investment-grade companies. Typically, when companies like these are bought by investment-grade companies, the outstanding debt of the acquired company is upgraded. That is, naturally, a positive development for the Fund. Currently, another Portfolio investment, Videotron UK, is in the process of being merged into a subsidiary of Cable & Wireless, a large U.K.- based telecom company.

Q:  Looking ahead, what is your outlook for the high-yield market?

A: Mr. Talcott: I believe that the outlook for the high yield market is sound. Following a strong performance through much of the past year, the high-yield market corrected slightly late in the period. In my view, that is a healthy development, as value has now returned to the market. Naturally, past trends cannot guarantee future performance. But with the economy continuing to generate growth, and inflation seemingly under control, the climate appears positive for the high-yield sector. Importantly, the large supply of new issues continues to receive a warm welcome from income-oriented investors. The Portfolio remains well-positioned to uncover value and opportunities for those investors in the year ahead.


    Fund Performance
    ----------------------------------------------------------------------------
    In accordance with guidelines issued by the Securities and Exchange Commission, we are including a performance chart that compares your Fund's total return with that of a broad-based investment index. The lines on the chart represent the total returns of $10,000 hypothetical investments in EV Classic High Income Fund and the unmanaged Lehman Brothers High Yield Bond Index.

    The green line on the chart represents the Fund's performance at net asset value. The Fund's total return figure reflects Fund expenses and transaction costs, and assumes the reinvestment of income dividends and capital gain distributions.

    The black line represents the performance of the Lehman Brothers High Yield Bond Index, an unmanaged index of municipal bonds. The Index's total return does not reflect any commissions or expenses that would be incurred if an investor individually purchased or sold the securities represented in the Index. It is not possible to invest directly in the Index.

Comparison of Change in Value of a $10,000
Investment in EV Classic High Income Fund vs.
Lehman Brothers High Yield Bond Index
from June 30, 1994 through March 31, 1997

                           [LINE GRAPH APPEARS HERE]

                        EV Classic High Income Fund vs.
                          Lehman High Yield Bond Index

  Date                             Fund                         LHYBI

     6/30/94                    $10,000                       $10,000
     7/31/94                    $10,009                       $10,085
     8/31/94                     $9,980                       $10,156
     9/30/94                     $9,982                       $10,157
    10/31/94                     $9,987                       $10,181
    11/30/94                     $9,867                       $10,053
    12/31/94                     $9,937                       $10,127
     1/31/95                    $10,008                       $10,264
     2/28/95                    $10,260                       $10,616
     3/31/95                    $10,302                       $10,730
     4/30/95                    $10,576                       $11,003
     5/31/95                    $10,795                       $11,312
     6/30/95                    $10,791                       $11,387
     7/31/95                    $10,934                       $11,527
     8/31/95                    $10,879                       $11,563
     9/30/95                    $10,954                       $11,705
    10/31/95                    $10,960                       $11,744
    11/30/95                    $11,045                       $11,882
    12/31/95                    $11,226                       $12,068
     1/31/96                    $11,417                       $12,281
     2/28/96                    $11,600                       $12,290
     3/31/96                    $11,564                       $12,282
     4/30/96                    $11,666                       $12,309
     5/31/96                    $11,777                       $12,383
     6/30/96                    $11,788                       $12,485
     7/31/96                    $11,859                       $12,544
     8/31/96                    $12,048                       $12,679
     9/30/96                    $12,355                       $12,985
    10/31/96                    $12,391                       $13,085
    11/30/96                    $12,597                       $13,343
    12/31/96                    $12,804                       $13,438
     1/31/97                    $12,948                       $13,569
     2/28/97                    $13,191                       $13,794
     3/31/97                    $12,886                       $13,588




Average Annual Total Returns
----------------------------------------------

At Net Asset Value
----------------------------------------------
One year                                11.4%
Life of Fund (6/8/94)                    9.0
Value at 3/31/97                     $12,886


Including Maximum Applicable CDSC
-----------------------------------------------
One year                                10.4%
Life of Fund (5/22/92)                   9.0
Value at 3/31/97                     $12,886

Source: Towers Data Systems, Bethesda, MD.

* Index information is available only at month-end; therefore, the line comparison begins at the next month-end following the commencement of the Fund's investment operations.

  Past performance is not indicative of future results. Investment returns and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

EV Classic High Income Fund as of March 31, 1997

FINANCIAL STATEMENTS

Statement of Assets and Liabilities

As of March 31, 1997

Assets
--------------------------------------------------------------------------
Investment in High Income Portfolio, at value (Note 1A)
     (identified cost, $17,278,545)                          $17,488,872
Receivable from Administrator (Note 4)                            67,984
Deferred organization expenses (Note 1D)                          12,966
--------------------------------------------------------------------------
Total assets                                                 $17,569,822
--------------------------------------------------------------------------


Liabilities
--------------------------------------------------------------------------
Dividends payable                                            $    29,375
Payable for Fund shares redeemed                                 240,529
Accrued expenses                                                   8,005
--------------------------------------------------------------------------
Total liabilities                                            $   277,909
--------------------------------------------------------------------------
Net Assets for 1,756,793 shares of
     beneficial interest outstanding                         $17,291,913
--------------------------------------------------------------------------


Sources of Net Assets
--------------------------------------------------------------------------
Paid-in capital                                              $17,138,700
Accumulated net realized loss on investments
    (computed on the basis of identified cost)                   (63,668)
Accumulated net investment income                                  6,554
Net unrealized appreciation of investments (computed
    on the basis of identified cost)                             210,327
--------------------------------------------------------------------------
Total                                                        $17,291,913
--------------------------------------------------------------------------


Net Asset Value, Offering and Redemption
Price Per Share (Note 6)
--------------------------------------------------------------------------
($17,291,913 / 1,756,793 shares of
     beneficial interest outstanding)                        $      9.84
--------------------------------------------------------------------------

Statement of Operations

For the Year Ended
March 31, 1997

Investment Income (Note 1B)
--------------------------------------------------------------------------
Interest income allocated from Portfolio                      $1,296,684
Dividend income allocated from Portfolio                             921
Expenses allocated from Portfolio                                (81,132)
--------------------------------------------------------------------------
Net investment income from Portfolio                          $1,216,473
--------------------------------------------------------------------------


Expenses
--------------------------------------------------------------------------
Compensation of Trustees not members of the
    Administrator's organization (Note 4)                     $      123
Distribution fees (Note 5)                                       121,979
Printing and postage                                              24,549
Registration fees                                                 23,780
Transfer and dividend disbursing agent fees                       11,793
Amortization of organization expenses (Note 1D)                    9,603
Legal and accounting services                                      4,667
Custodian fee                                                      2,799
--------------------------------------------------------------------------
Total expenses                                                $  199,293
--------------------------------------------------------------------------

Less Allocations --
    Allocation of expenses to the Administrator (Note 4)      $   67,984
--------------------------------------------------------------------------
Total expense reductions                                      $   67,984
--------------------------------------------------------------------------

Net expenses                                                  $  131,309
--------------------------------------------------------------------------

Net investment income                                         $1,085,164
--------------------------------------------------------------------------


Realized and Unrealized
Gain (Loss) from Portfolio
--------------------------------------------------------------------------
Net realized gain (loss) --
    Investment transactions (identified cost basis)           $  (23,804)

--------------------------------------------------------------------------
Net realized loss on investment transactions                  $  (23,804)
--------------------------------------------------------------------------

Change in unrealized appreciation (depreciation) --
    Investment transactions                                   $  160,339
--------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)
    of investments                                            $  160,339
--------------------------------------------------------------------------

Net realized and unrealized gain on investments               $  136,535
--------------------------------------------------------------------------

Net increase in net assets from operations                    $1,221,699
--------------------------------------------------------------------------

                       See notes to financial statements

EV Classic High Income Fund as of March 31, 1997

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease)                   Year Ended          Year Ended
in Net Assets                         March 31, 1997      March 31, 1996
---------------------------------------------------------------------------
From operations --
    Net investment income                $ 1,085,164         $   468,165
    Net realized loss on
        investment transactions              (23,804)            (23,568)
    Net change in unrealized
        appreciation (depreciation)
        of investments                       160,339              79,727
---------------------------------------------------------------------------
Net increase in net assets from
    operations                           $ 1,221,699         $   524,324
---------------------------------------------------------------------------
Distributions to shareholders
    (Note 2) --
    From net investment income           $(1,074,911)        $  (468,165)
    In excess of net investment
        income                                    --              (2,671)
---------------------------------------------------------------------------
Total distributions to shareholders      $(1,074,911)        $  (470,836)
---------------------------------------------------------------------------
Transactions in shares of
    beneficial interest (Note 3)  --
    Proceeds from sale of shares         $14,569,442         $ 9,629,383
    Net asset value of shares issued
        to shareholders in payment of
        distributions declared               556,369             285,803
    Cost of shares redeemed               (5,594,937)         (4,430,879)
---------------------------------------------------------------------------
Net increase in net assets from
    Fund share transactions              $ 9,530,874         $ 5,484,307
---------------------------------------------------------------------------

Net increase in net assets               $ 9,677,662         $ 5,537,795
---------------------------------------------------------------------------


Net Assets
---------------------------------------------------------------------------
At beginning of year                     $ 7,614,251         $ 2,076,456
---------------------------------------------------------------------------
At end of year                           $17,291,913         $ 7,614,251
---------------------------------------------------------------------------
Accumulated undistributed
(distributions in excess of)
net investment income
included in net assets
---------------------------------------------------------------------------
At end of year                           $     6,554         $    (3,688)
---------------------------------------------------------------------------

                       See notes to financial statements

EV Classic High Income Fund  as of March 31, 1997

FINANCIAL STATEMENTS CONT'D

Financial Highlights


                                                                         Year Ended March 31,
                                                              -----------------------------------------
                                                                 1997           1996         1995 *
-------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of year                          $  9.650       $ 9.430      $10.000
-------------------------------------------------------------------------------------------------------


Income from operations
-------------------------------------------------------------------------------------------------------
Net investment income                                         $  0.878       $ 0.888      $ 0.735
Net realized and unrealized gain (loss) on investments           0.181         0.225       (0.544)
-------------------------------------------------------------------------------------------------------
Total income from operations                                  $  1.059       $ 1.113      $ 0.191
-------------------------------------------------------------------------------------------------------


Less distributions
-------------------------------------------------------------------------------------------------------
From net investment income                                    $ (0.869)      $(0.888)     $(0.735)
In excess of net investment income                                  --        (0.005)      (0.026)
-------------------------------------------------------------------------------------------------------
Total distributions                                           $ (0.869)      $(0.893)     $(0.761)
-------------------------------------------------------------------------------------------------------


Net asset value -- End of year                                $  9.840       $ 9.650      $ 9.430
-------------------------------------------------------------------------------------------------------


Total Return /(1)/                                               11.44%        12.25%        1.89%
-------------------------------------------------------------------------------------------------------


Ratios/Supplemental Data +++
-------------------------------------------------------------------------------------------------------
Net assets, end of year (000 omitted)                         $ 17,292       $ 7,614      $ 2,076
Ratio of net expenses to average daily net assets /(2)/           1.74%         1.69%        2.04%+
Ratio of net investment income to average daily net assets        8.88%         9.17%        9.17%+


+++ The operating expenses of the Fund may reflect an allocation of expenses to the Administrator. Had such actions not been taken, the ratios and net investment income per share would have been as follows:


Ratios (As a percentage of average daily net assets):
    Expenses /(2)/                                                2.29%         3.24%        5.20%+
    Net investment income                                         8.32%         7.62%        6.01%+
Net investment income per share                               $  0.823       $ 0.738      $ 0.482


+     Annualized.

* For the period from the start of business, June 8, 1994, to March 31, 1995.

/(1)/ Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed to be reinvested at the net asset value on the payable date. Total return is not computed on an annualized basis.

/(2)/ Includes the Fund's share of its corresponding Portfolio's allocated expenses.


                       See notes to financial statements

EV Classic High Income Fund  as of March 31, 1997

NOTES TO FINANCIAL STATEMENTS


1   Significant Accounting Policies
    ----------------------------------------------------------------------------
    EV Classic High Income Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund invests all of its investable assets in interests in the High Income Portfolio (the Portfolio), a New York Trust, having the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (2.5% at March 31, 1997). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

    A Investment Valuations -- Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

    B Income -- The Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with generally accepted accounting principles.

    C Federal Taxes -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. At March 31, 1997, the Fund, for federal income tax purposes, had a capital loss carryover of $26,240, which will reduce the taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryover will expire on March 31, 2003 ($3,625) and March 31, 2005 ($22,615), respectively.
    Additionally, net losses of $50,019 attributable to security transactions incurred after October 31, 1996, are treated as arising on the first day of the Fund's next taxable year.

    D Deferred Organization Expenses -- Costs incurred by the Fund in connection with its organization, including registration costs, are being amortized on the straight-line basis over five years.

    E Other -- Investment transactions are accounted for on a trade date basis.

    F Use of Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

    G Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian to the Fund and the Portfolio. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Fund or the Portfolio maintains with IBT. All significant credit balances used to reduce the Fund's custodian fees are reported as a reduction of expenses on the statement of operations.

2   Distributions to Shareholders
    ----------------------------------------------------------------------------
    The net income of the Fund is determined daily and substantially all of the net income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions of allocated realized capital gains, if any, are made at least annually. Shareholders may reinvest capital gain distributions in additional shares of the Fund at the net asset value as of the ex-dividend date. Distributions are paid in the form of additional shares or, at the election of the shareholder, in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis and requires that only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in over distributions for financial statement purposes only are classified as distributions in excess of net investment income or accumulated net realized gains. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

EV Classic High Income Fund  as of March 31, 1997

NOTES TO FINANCIAL STATEMENTS CONT'D


3   Shares of Beneficial Interest
    ----------------------------------------------------------------------------
    The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                                  Year Ended March 31,
                                           ---------------------------------
                                                 1997              1996
    ------------------------------------------------------------------------
     Sales                                     1,478,448          998,958
     Issued to shareholders electing to
       receive payments of                        56,546           29,289
       distributions in Fund shares
     Redemptions                                (567,383)        (459,261)
    ------------------------------------------------------------------------

     Net increase                                967,611          568,986
    ------------------------------------------------------------------------

4   Transactions with Affiliates
    ----------------------------------------------------------------------------
    Eaton Vance Management (EVM) serves as the administrator of the Fund, but receives no compensation. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. To enhance the net income of the Fund, $67,984 of expenses related to the operation of the Fund were allocated to EVM.

    Except as Trustees of the Fund and the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Fund out of the investment advisor fee. Certain of the officers and Trustees of the Fund and the Portfolio are officers and directors/trustees of the above organizations.


5   Distribution Plan
    ----------------------------------------------------------------------------
    The Fund has adopted a distribution plan (the Plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Plan requires the Fund to pay the Principal Underwriter, Eaton Vance Distributors, Inc. (EVD) amounts equal to 1/365 of 0.75% of the Fund's daily net assets, for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 6.25% of the aggregate amount received by the Fund for the shares sold plus, (ii) distribution fees calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD, reduced by the aggregate amount of contingent deferred sales charges (see Note 6) and amounts theretofore paid to EVD. The amount payable to EVD with respect to each day is accrued on such day as a liability of the Fund and, accordingly, reduces the Fund's net assets. The Fund paid or accrued $91,484 to or payable to EVD for the year ended March 31, 1997, representing 0.75% (annualized) of average daily net assets.

    At March 31, 1997, the amount of Uncovered Distribution Charges EVD calculated under the Plan was approximately $1,471,000.

    In addition, the Plan permits the Fund to make payments of service fees to the Principal Underwriter in amounts not to exceed 0.25% of the Fund's average daily net assets for any fiscal year. The Trustees have initially implemented the Plan by authorizing the Fund to make monthly payments of service fees to the Principal Underwriter in amounts not exceeding 0.25%, of the Fund's average daily net assets for any fiscal year. The Fund paid or accrued service fees to or payable to EVD for the year ended March 31, 1997 in the amount of $30,495. Pursuant to the Distribution Plan, EVD currently expects to pay to an Authorized Firm a service fee at the time of sale equal to 0.25% of the purchase price of shares sold by such Firm and monthly service payments in amounts not to exceed 0.25% per annum of the Fund's average daily net assets based on the value of Fund shares sold by such Firm and remaining outstanding for at least one year. During the first year after purchase of Fund shares, EVD will retain the service fee as reimbursement for the service fee payment made to the Authorized Firm at the time of sale. Service fee payments are made for personal services and/or the maintenance of shareholder accounts. Service fees paid to EVD and Authorized Firms are separate and distinct from the sales commissions and distribution fees payable by the Fund to EVD, and, as such are not subject to automatic discontinuance where there are no outstanding Uncovered Distribution Charges of EVD.

    Certain officers and Trustees of the Fund are officers or directors of EVD.


6   Contingent Deferred Sales Charge
    ----------------------------------------------------------------------------
    A contingent deferred sales charge (CDSC) of 1% is imposed on any redemption of Fund shares made within one year of purchase. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gains distributions.

EV Classic High Income Fund as of March, 1997

NOTES TO FINANCIAL STATEMENTS CONT'D


    No CDSC is levied on shares which have been sold to EVD or its affiliates or to their respective employees. CDSC charges are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund's Distribution Plan. CDSC charges received when no Uncovered Distribution Charges exist will be credited to the Fund. For the year ended March 31, 1997, EVD received approximately $15,000 of CDSC paid by shareholders.


7   Investment Transactions
    ----------------------------------------------------------------------------
    Increases and decreases in the Fund's investment in the Portfolio for the year ended March 31, 1997, aggregated $14,818,377 and $6,212,687, respectively.

EV Classic High Income Fund as of March 31, 1997

INDEPENDENT AUDITORS' REPORT


To the Trustees and Shareholders
of EV Classic High Income Fund
--------------------------------------------------------------------------------
We have audited the accompanying statement of assets and liabilities of EV Classic High Income Fund (the Fund) as of March 31, 1997, and the related statement of operations for the year then ended, the statements of changes in net assets for the years ended March 31, 1997 and 1996 and the financial highlights for the years ended March 31, 1997 and 1996 and for the period from the start of business, June 8, 1994, to March 31, 1995. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund at March 31, 1997, the results of its operations, the changes in net assets and its financial highlights for the respective stated periods, in conformity with generally accepted accounting principles.


                                                DELOITTE & TOUCHE LLP
                                                Boston, Massachusetts
                                                May 9, 1997

High Income Portfolio as of March 31, 1997

PORTFOLIO OF INVESTMENTS

(Expressed in United States Dollars)


Corporate Bonds & Notes-- 93.7%

                                      Principal
                                      Amount
                                      (000
Security                              omitted)                 Value
--------------------------------------------------------------------------------
Apparel -- 3.0%
--------------------------------------------------------------------------------
Anvil Knitwear, Inc., Sr. Notes,
10.875%, 3/15/07(1)                     $  3,600            $   3,546,000

Collins & Aikman Corp., Sr. Sub.
Notes, 11.50%, 4/15/06                     2,550                2,817,750

Dan River Inc., Sr. Sub. Notes,
10.125%, 12/15/03                          5,800                5,858,000

Glenoit Corp., Sr. Sub. Notes,
11.00%,  4/15/07/(1)/                      4,800                4,782,000

William Carter, Sr. Sub. Notes,
10.375%, 12/1/06(1)                        4,000                4,040,000
--------------------------------------------------------------------------------
                                                            $  21,043,750
--------------------------------------------------------------------------------

Auto and Parts -- 1.8%
--------------------------------------------------------------------------------
Key Plastics, Inc., Sr. Notes,
10.25%, 3/15/07                         $    800            $     794,000

Key Plastics, Inc., Sr. Notes,
14.00%, 11/15/99                           5,500                6,105,000

Terex Corp., Sr. Sub. Notes,
13.25%, 5/15/02                            5,000                5,500,000
--------------------------------------------------------------------------------
                                                            $  12,399,000
--------------------------------------------------------------------------------

Banks - Regional -- 1.4%
--------------------------------------------------------------------------------
First Nationwide, Inc., Sr. Notes,
12.50%, 4/15/03                         $  1,600            $   1,744,000

First Nationwide, Inc., Sr. Sub.
Notes, 10.625%, 10/1/03                    7,200                7,632,000
--------------------------------------------------------------------------------
                                                            $   9,376,000
--------------------------------------------------------------------------------

Banks and Money Services -- 1.3%
--------------------------------------------------------------------------------
Hawk Corp., Sr. Notes, 10.25%,
12/1/03/(1)/                            $  4,400            $   4,444,000

Intertek Finance PLC, Sr. Sub.
Notes, 10.25%,  11/1/06/(1)/               4,800                4,872,000
--------------------------------------------------------------------------------
                                                            $   9,316,000
--------------------------------------------------------------------------------

Broadcasting and Cable -- 10.9%
--------------------------------------------------------------------------------
Australis Holdings Pty Ltd., Sr.
Disc. Notes, 15.00%, (0% until
2000)11/1/02/(1)/                       $  3,600            $   2,106,000

Cablevision Systems Corp., Sr.
Sub. Notes, 9.25%,  11/1/05                2,800                2,660,000

Cablevision Systems Corp., Sr.
Sub. Notes, 10.75%,  4/1/04                2,000                2,055,000

Diamond Cable Communications Co.,
Sr. Disc. Notes, 10.75%, (0% until
2002), 2/15/07                             4,800                2,592,000

Diamond Cable Communications Co.,
Sr. Disc. Notes, 11.75%, (0% until
2000), 12/15/05                            7,800                4,992,000

Diamond Cable Communications Co.,
Sr. Disc. Notes, 13.25%, (0% until
1999), 9/30/04                             1,600                1,248,000

Dobson Communications Corp., Sr.
Notes, 11.75%, 4/15/07(1)                  2,000                1,920,000

EZ Communications Inc., Sr. Sub.
Notes, 9.75%, 12/1/05                      7,100                7,313,000

Groupe Videotron Ltd., Sr. Notes,
10.625%, 2/15/05                           3,470                3,817,000

ICG Holdings, Inc., Sr. Sub.
Notes, 11.625%, (0% until
2002), 3/15/07/(1)/                        5,600                3,038,000

International Cabletel, Inc., Sr.
Disc. Notes, 11.50%, (0% until
2001), 2/1/06                              3,800                2,356,000

International Cabletel, Inc., Sr.
Notes, 10.00%, 2/15/07/(1)/                4,000                3,760,000

Marcus Cable Operating Co., Sr.
Debs., 11.875%, 10/1/05                    2,800                2,912,000

Marcus Cable Operating Co., Sr.
Disc. Notes, 13.50%, (0% until
1999), 8/1/04                                800                  636,000

Marcus Cable Operating Co., Sr.
Disc. Notes, 14.25%, (0% until
2000), 12/15/05                            8,500                5,865,000

Sullivan Broadcasting Co., Inc.,
Sr. Sub. Notes, 10.25%, 12/15/05           4,800                4,728,000

TCI Satellite Entertainment, Sr.
Sub. Notes, 10.875%,  2/15/07(1)           2,400                2,112,000

United International -Series B,
0%, 11/15/99                                 800                  584,000

United International Holdings
Inc., Sr. Sec. Disc. Notes, 0%,
11/15/99                                  14,953               10,915,836

Videotron Holdings PLC, Inc., Sr.
Disc. Notes, 11.00%, (0% until
1999), 8/15/05                             8,400                6,636,000

Young Broadcasting Corp., Sr. Sub.
Notes, 10.125%,  2/15/05                   4,000                3,960,000
--------------------------------------------------------------------------------
                                                            $  76,205,836
--------------------------------------------------------------------------------

Building Materials -- 2.9%
--------------------------------------------------------------------------------
Building Materials Corp., Sr.
Notes, 8.625%, 12/15/06                 $    800            $     800,000

Building Materials Corp., Sr. Sub.
Notes, 11.75%, (0% until
2000), 7/1/04                              5,250                4,659,375

Overhead Door Corp., Sr. Notes,
12.25%, 2/1/00                             8,450                8,999,250

Southdown, Inc., Sr. Sub. Notes.,
10.00%, 3/1/06                             1,750                1,872,500


                       See notes to financial statements

High Income Portfolio as of March 31, 1997

PORTFOLIO OF INVESTMENTS CONT'D

(Expressed in United States Dollars)

                                       Principal
                                       Amount
                                       (000
Security                               omitted)                  Value
--------------------------------------------------------------------------------
Building Materials (continued)
--------------------------------------------------------------------------------
Tarkett International, AG., Sr.
Sub. Notes, 9.00%,  3/1/02              $  3,600            $   3,663,000
--------------------------------------------------------------------------------
                                                            $  19,994,125
--------------------------------------------------------------------------------

Business Services -- 0.8%
--------------------------------------------------------------------------------
Kindercare Learning Centers, Sr.
Sub. Notes, 9.50%,  2/15/09/(1)/        $  6,000            $   5,790,000
--------------------------------------------------------------------------------
                                                            $   5,790,000
--------------------------------------------------------------------------------

Business Services - Miscellaneous -- 1.4%
--------------------------------------------------------------------------------
Allied Waste NA, Sr. Sub Notes,
10.25%,  12/1/06/(1)/                   $  9,600            $   9,792,000
--------------------------------------------------------------------------------
                                                            $   9,792,000
--------------------------------------------------------------------------------

Chemicals -- 6.0%
--------------------------------------------------------------------------------
Agricultural Minerals & Chemicals
Inc., Sr. Notes, 10.75%,  9/30/03       $  5,000            $   5,275,000

ISP Holdings, Inc., Sr. Notes,
9.75%,  2/15/02                            5,750                5,980,000

NL Industries, Inc., Sr. Notes,
11.75%,  10/15/03                          4,000                4,200,000

Pioneer Americas Acq. Corp., Sr.
Notes, 13.375%,  4/1/05                    6,250                7,281,250

Plastic Containers, Inc., Sr.
Notes, 10.00%,  12/15/06                   2,400                2,424,000

Plastic Specialties and Tech.,
Inc., Sr. Sec. Notes, 11.25%,
12/1/03                                    7,950                8,586,000

Terra Industries Inc., Sr. Notes,
10.50%,  6/15/05                           3,800                4,028,000

UCC Investors, Inc., Sr. Sub.
Notes, 11.00%,  5/1/03                     3,700                3,922,000
--------------------------------------------------------------------------------
                                                            $  41,696,250
--------------------------------------------------------------------------------

Communications Equipment -- 1.7%
--------------------------------------------------------------------------------
Omnipoint Corp., Sr. Notes,
11.625%,  8/15/06                       $  3,800            $   3,306,000

Pricellular Wireless
Communications Corp., Sr. Notes,
10.75%,  11/1/04                           2,400                2,430,000

Pricellular Wireless
Communications Corp., Sr. Sub.
Disc. Nts., 12.25%, (0% until
1998), 10/1/03                             6,500                5,785,000
--------------------------------------------------------------------------------
                                                            $  11,521,000
--------------------------------------------------------------------------------

Communications Services -- 9.5%
--------------------------------------------------------------------------------
Australis Media Ltd., Sub. Disc.
Notes, 14.00%, (0% until 2000),
5/15/03                                 $  6,004            $   3,482,371

Brooks Fiber Properties, Inc., Sr.
Disc. Notes, 11.875%, (0% until
2001), 11/1/06                             4,800                2,856,000

Brooks Fiber Properties. Inc., Sr.
Disc. Notes, 10.875%, (0% until
2001), 3/1/06                              5,500                3,410,000

CS Wireless Systems, Inc.,
11.375%, (0% until 2001), 3/1/06           3,280                1,016,800

Dial Call Communications Inc., Sr.
Red. Notes, 12.25%, (0% until
1999), 4/15/04                             7,200                5,184,000

Echostar Satellite Broadcasting
Corp., Sr. Disc. Notes, 13.125%,
(0% until 2000), 3/15/04                   4,800                3,792,000

Esat Holdings, Ltd., Sr. Notes,
12.50%, (0% until 2002), 2/1/07/(1)/       3,200                1,760,000

Galaxy Telecom LP., Sr. Sub.
Notes, 12.375%,  10/1/05                   3,400                3,502,000

McCaw International, Ltd., 13.00%,
(0% until 2002), 4/15/07/(1)/              6,800                3,179,000

McLeod Inc., Sr. Disc. Notes,
10.50%, (0% until 2002), 3/1/07/(1)/       6,400                3,520,000

Microcell Telecommunication, Sr.
Disc. Notes, 14.00%, (0% until
2001), 6/1/06                             11,200                5,488,000

Millicom International Cellular,
Sr. Disc Notes, 13.50%, (0% until
2001), 6/1/06                              7,200                4,680,000

Nextlink Communications, Inc., Sr.
Notes, 12.50%, 4/15/06                     5,600                5,684,000

Orion Network Systems, Inc., Sr.
Notes, 11.25%, 1/15/07                     5,600                5,432,000

Orion Network Systems, Inc., Sr.
Notes, 12.50%, (0% until 2002),
1/15/07                                    3,200                1,600,000

Shared Tech / Fairchild, Inc., Sr.
Disc. Notes, 12.25%, (0% until
1999), 3/1/06                             10,500                8,636,250

Telewest PLC, Debs., 11.00%, (0%
until 2002), 10/1/07                       4,800                3,120,000
--------------------------------------------------------------------------------
                                                            $  66,342,421
--------------------------------------------------------------------------------

Computer Software -- 1.2%
--------------------------------------------------------------------------------
Unisys Corp., Sr. Notes, 11.75%,        $  2,600            $   2,717,000
10/15/04

Unisys Corp., Sr. Notes, 12.00%,           5,600                5,852,000
4/15/03
--------------------------------------------------------------------------------
                                                            $   8,569,000
--------------------------------------------------------------------------------

Containers and Packaging -- 5.7%
--------------------------------------------------------------------------------
American Pad and Paper Co., Sr.
Sub. Notes, 13.00%,  11/15/05           $  3,250            $   3,770,000

Asia Pulp and Paper, 12.00%,               6,000                5,790,000
12/29/49

Container Corp., Sr. Notes,                3,250                3,510,000
10.75%,  5/1/02

Fort Howard Corp., Sr. Sec. Notes,
11.00%,  1/2/02                            3,765                3,840,176

High Income Portfolio as of March 31, 1997

PORTFOLIO OF INVESTMENTS CONT'D

(Expressed in United States Dollars)


                                      Principal
                                      Amount
                                      (000
Security                              omitted)                  Value
--------------------------------------------------------------------------------
Containers and Packaging (continued)
--------------------------------------------------------------------------------
Gaylord Container Corp., Sr. Sub.
Disc. Debs., 12.75%, (0% until
1996),  5/15/05                         $  5,700            $   6,213,000

Repap New Brunswick, Inc., Sr.
Notes, 10.625%,  4/15/05                   1,600                1,600,000

Repap Wisconsin, Inc., 2nd Party
Sr. Sec. Notes, 9.875%,  5/1/06              165                  163,350

Repap Wisconsin, Inc., Sr. Notes,
9.25%,  2/1/02                             3,200                3,168,000

S.D. Warren Co., Sr. Sub. Notes,
12.00%,  12/15/04                          3,800                4,142,000

Silgan Corp., Sr. Sub. Notes,
11.75%,  6/15/02                           1,500                1,605,000

Stone Container Corp., 1st Mtg.
Notes, 10.75%,  10/1/02                    4,500                4,477,500

US Can Corp., Sr. Sub. Notes,
10.125%,  10/15/06                         1,600                1,664,000
--------------------------------------------------------------------------------
                                                            $  39,943,026
--------------------------------------------------------------------------------

Electronics - Instruments -- 1.4%
--------------------------------------------------------------------------------
Blue Bell Funding Inc., Sec. Ext.
Notes, 11.85%,  5/1/99                  $  4,304            $   4,260,960

GS Technologies Corp., Sr. Notes,
12.25%,  10/1/05                           5,500                5,720,000
--------------------------------------------------------------------------------
                                                            $   9,980,960
--------------------------------------------------------------------------------

Entertainment -- 1.3%
--------------------------------------------------------------------------------
All American Communications, Inc.,
Sr. Sub. Notes, 10.875%,  10/15/01      $  4,400            $   4,532,000

Cinemark USA, Sr. Sub. Notes,
9.625%,  8/1/08                            4,800                4,800,000
--------------------------------------------------------------------------------
                                                            $   9,332,000
--------------------------------------------------------------------------------

Foods -- 6.9%
--------------------------------------------------------------------------------
Inflo Holdings Corp., Promissory
Notes, 10.00%, (0% until 1999),
1/27/07+++                              $  4,400            $   3,696,000

International Home Foods, Inc.,
Sr. Sub. Notes, 10.375%,  11/1/06          8,000                8,060,000

Keebler Corp., Sr. Sub. Notes,
10.75%,  7/1/06                            5,720                6,234,800

MBW Foods, Inc., Sr. Sub. Notes,
9.875%,  2/15/07/(1)/                      4,800                4,752,000

PM Holdings Corp., Sr. Sub. Notes,
11.50%, (0% until 2000),  9/1/05           2,837                2,042,640

Purina Mills, Inc., Sr. Sec. Sub.
Notes, 10.25%,  9/1/03                     5,775                5,948,250

Specialty Foods Acquisition Corp.,
Sr. Sub Notes, 13.00%, (0% until
1999),  8/15/05                            1,600                  744,000

Specialty Foods Acquisition Corp.,
Sr. Sub. Notes, 10.25%,  8/15/01           7,000                6,842,500

Specialty Foods Acquisition Corp.,
Sr. Sub. Notes, 11.25%,  8/15/03           3,200                2,832,000

Van De Kamps, Inc., Sr. Sub.
Notes, 12.00%,  9/15/05                    6,100                6,649,000
--------------------------------------------------------------------------------
                                                            $  47,801,190
--------------------------------------------------------------------------------

Health Services -- 2.1%
--------------------------------------------------------------------------------
Dade International, Inc., Sr. Sub.
Notes, 11.125%,  5/1/06                 $  4,800            $   5,448,000

Owens & Minor, Inc., Sr. Sub.
Notes, 10.875%,  6/1/06                    3,200                3,448,000

Tenet Healthcare Corp., Sr. Sub.
Notes, 8.625%,  1/15/07                    5,600                5,460,000
--------------------------------------------------------------------------------
                                                            $  14,356,000
--------------------------------------------------------------------------------

Household Products -- 1.6%
--------------------------------------------------------------------------------
Lifestyle Furnishings, Inc.,
10.875%,  8/1/06                        $  4,000            $   4,400,000

Pillowtex Corp., 10.00%,  11/15/06         2,400                2,484,000

Renaisance Cosmetics, Sr. Notes,
11.75%,  2/15/04/(1)/                        500                  502,500

Revlon Worldwide, Inc., Sr. Disc
Notes, 0%,  3/15/01/(1)/                   3,200                1,984,000

Scholastic Brands, Inc., Sr. Sub.
Notes, 11.00%,  1/15/07/(1)/               2,000                2,060,000
--------------------------------------------------------------------------------
                                                            $  11,430,500
--------------------------------------------------------------------------------

Investment Services -- 0.6%
--------------------------------------------------------------------------------
DVI, Inc., Sr. Notes, 9.875%,
2/1/04                                  $  4,400            $   4,389,000
--------------------------------------------------------------------------------
                                                            $   4,389,000
--------------------------------------------------------------------------------

Lodging and Gaming -- 4.0%
--------------------------------------------------------------------------------
Aztar Corp., Sr. Sub. Notes,
13.75%,  10/1/04                        $  5,000            $   5,600,000

Courtyard By Marriot, Sr. Notes,
10.75%,  2/1/08                            3,850                4,032,875

Harvey Casinos Resorts, Sr. Sub.
Notes, 10.625%,  6/1/06                    6,000                6,330,000

Showboat Marina Casino, 1st Mtg.
Notes, 13.50%,  3/15/03                    4,000                4,500,000

Trump Atlantic City Associates,
Co., 1st Mtg. Notes, 11.25%,
5/1/06                                     4,000                3,640,000

High Income Portfolio as of March 31, 1997

PORTFOLIO OF INVESTMENTS CONT'D

(Expressed in United States Dollars)

                                      Principal
                                      Amount
                                      (000
Security                              omitted)                  Value
--------------------------------------------------------------------------------
Lodging and Gaming (continued)
--------------------------------------------------------------------------------
Trump Holdings & Funding Inc., Sr.
Notes, 15.50%, 6/15/05                  $  3,000            $   3,390,000
--------------------------------------------------------------------------------
                                                            $  27,492,875
--------------------------------------------------------------------------------

Machinery -- 2.7%
--------------------------------------------------------------------------------
Alvey Systems, Inc., Sr. Sub.
Notes, 11.375%, 1/31/03                 $  2,400            $   2,496,000

Amtrol Acquisition, Inc., Sr.
Sub., 10.625%, 12/31/06                    3,600                3,708,000

Imo Industries, Sr. Sub. Notes,
11.75%, 5/1/06                             8,680                8,680,000

Motors And Gears, Inc., Sr. Notes,
10.75%, 11/15/06/(1)/                      4,000                4,050,000
--------------------------------------------------------------------------------
                                                            $  18,934,000
--------------------------------------------------------------------------------

Medical Products -- 0.8%
--------------------------------------------------------------------------------
Maxxim Medical, Inc., Sr. Sub.
Notes, 10.50%, 8/1/06                   $  5,200            $   5,388,500
--------------------------------------------------------------------------------
                                                            $   5,388,500
--------------------------------------------------------------------------------

Metals - Industrial -- 4.8%
--------------------------------------------------------------------------------
AK Steel Corp., Senior Notes,
9.125%, 12/15/06                        $  5,200            $   5,122,000

Applied Extrusion Inc., Sr. Notes,
11.50%, 4/1/02                             6,000                6,210,000

Essex Group, Inc., Sr. Notes,
10.00%, 5/1/03                             3,225                3,354,000

Howmet Corp., Sr. Sub. Notes,
10.00%, 12/1/03                            2,850                3,035,250

Kaiser Aluminum and Chemical
Corp., Sr. Notes, 10.875%,
10/15/06                                   2,500                2,600,000

Kaiser Aluminum and Chemical
Corp., Sr. Sub. Notes, 12.75%,
2/1/03                                     6,600                7,095,000

Newflo Corp., Sub. Notes, 13.25%,
11/15/02                                   5,500                5,967,500
--------------------------------------------------------------------------------
                                                            $  33,383,750
--------------------------------------------------------------------------------

Miscellaneous -- 3.5%
--------------------------------------------------------------------------------
Alliant Tech Systems Inc., Sr.
Sub. Notes, 11.75%,  3/1/03             $  4,000            $   4,280,000

Clark-Schwebel, Sr. Notes,
10.50%, 4/15/06                            5,200                5,434,000

Day International Group, Inc., Sr.
Sub. Notes, 11.125%, 6/1/05                3,300                3,432,000

Imax Corp., Sr. Notes, 10.00%,
(7% until 1997), 3/1/01                    2,400                2,424,000

Selmer Co., Inc., Sr. Sub. Notes,
11.00%, 5/15/05                            5,300                5,790,250

Webb Delaware Corp., Sr. Sub.
Notes, 9.75%, 1/15/08                      3,200                3,200,000
--------------------------------------------------------------------------------
                                                            $  24,560,250
--------------------------------------------------------------------------------

Oil and Gas - Equipment and Services -- 7.6%
--------------------------------------------------------------------------------
AES Corp., Sr. Sub. Notes,
10.25%, 7/15/06                         $  1,600            $   1,732,000

Cal Energy Company, Inc., Sr.
Notes, 9.50%, 9/15/06                      5,500                5,857,500

Chesapeake Energy Corp., Sr.
Notes, 9.125%, 4/15/06                     3,200                3,280,000

Clark USA, Inc., Sr. Notes,
10.875%, 12/1/05                           2,900                2,972,500

Coda Energy Inc., Sr. Sub. Notes,
10.50%, 4/1/06                             4,000                4,220,000

Dawson Product Services, Inc., Sr.
Notes, 9.375%, 2/1/07                      2,800                2,772,000

El Paso Electric Co., 1st Mtg.
Notes, 9.40%, 5/1/11                       2,850                3,055,143

Kelley Oil and Natural Gas Corp.,
10.375%, 10/15/06                          1,600                1,648,000

Mariner Energy Corp., Sr. Sub.
Notes, 10.50%, 8/1/06                      6,300                6,552,000

Midland Cogeneration Venture, Sr.
Sec. Lease Oblig., 10.33%, 7/23/02         2,734                2,898,384

Midland Funding II, Sec. Lease
Oblig., 11.75%, 7/23/05                    2,200                2,498,870

Parker Drilling Corp., Sr. Sub.
Notes, 9.75%, 11/15/06                     2,400                2,532,000

Perez Companc, S.A., 9.00%,
1/30/04/(1)/                               4,000                3,940,000

Trans Texas Gas Corp., Sr. Sec.
Notes, 11.50%, 6/15/02                     5,400                5,913,000

Veritas DGC, Inc., Sr. Notes,
9.75%, 10/15/03                            3,200                3,248,000
--------------------------------------------------------------------------------
                                                            $  53,119,397
--------------------------------------------------------------------------------

Printing and Business Products -- 1.7%
--------------------------------------------------------------------------------
MDC Communications Corp., Sr. Sub.
Notes, 10.50%, 12/1/06                  $  5,200            $   5,434,000

Monarch Acquisition Corp., Sr.
Notes, 12.50%, 7/1/03                      5,550                6,479,625
--------------------------------------------------------------------------------
                                                            $  11,913,625
--------------------------------------------------------------------------------

                       See notes to financial statements

High Income Portfolio as of March 31, 1997

PORTFOLIO OF INVESTMENTS CONT'D

(Expressed in United States Dollars)


                                        Principal
                                        Amount
                                        (000
Security                                omitted)                Value
--------------------------------------------------------------------------------
Publishing -- 1.8%
--------------------------------------------------------------------------------
Hollinger International
Publications, Inc., Sr. Sub.
Notes, 9.25%, 3/15/07                   $  3,600            $   3,456,000

Newsquest Capital Corp., Sr. Sub.
Notes, 11.00%, 5/1/06                      8,400                8,736,000
--------------------------------------------------------------------------------
                                                            $  12,192,000
--------------------------------------------------------------------------------

Retail - Food and Drug -- 3.4%
--------------------------------------------------------------------------------
Dominicks Finer Foods, Inc., Sr.
Sub. Notes, 10.875%, 5/1/05             $  1,600            $   1,720,000

Duane Reade, G.P., Sr. Notes,
12.00%, 9/15/02                            6,200                6,556,500

Ralphs Grocery Co., Inc., Sr. Sub.
Notes, 13.75%, 6/15/05                     5,500                5,885,000

Smith's Food and Drug Corp., Sr.
Sub. Notes, 11.25%, 5/15/07                2,400                2,628,000

Star Markets Co., Sr. Sub. Notes,
13.00%, 11/1/04                            6,200                6,944,000
--------------------------------------------------------------------------------
                                                            $  23,733,500
--------------------------------------------------------------------------------

Retail - General -- 1.9%
--------------------------------------------------------------------------------
Knoll, Inc., Sr. Sub. Notes,
10.875%, 3/15/06                        $  3,600            $   3,960,000

Levitz Furniture Corp., Sr. Sub.
Notes, 9.625%, 7/15/03                     3,850                2,829,750

Levitz Furniture Corp., Sr. Sub.
Notes, 13.375%, 10/15/98                     800                  792,000

Specialty Retailers, Inc., Sr.
Sub. Notes, 11.00%, 8/15/03                5,530                5,875,625
--------------------------------------------------------------------------------
                                                            $  13,457,375
--------------------------------------------------------------------------------

Total Corporate Bonds & Notes
    (identified cost $641,051,162)                          $ 653,453,330
--------------------------------------------------------------------------------

Common Stocks, Warrants and Rights-- 0.7%


Security                                Shares              Value
--------------------------------------------------------------------------------
Auto and Parts -- 0.3%
--------------------------------------------------------------------------------
Bucyrus - Erie Co., Common*              214,839            $   1,718,712
--------------------------------------------------------------------------------
                                                            $   1,718,712
--------------------------------------------------------------------------------

Broadcasting and Cable -- 0.0%
--------------------------------------------------------------------------------
American Telecasting, Inc.
Warrants+*                                 2,600            $       5,200

United International Holdings,
Inc., Warrants Exp. 11/15/99+*             7,840                   56,840
--------------------------------------------------------------------------------
                                                            $      62,040
--------------------------------------------------------------------------------

Building Materials -- 0.1%
--------------------------------------------------------------------------------
Southdown, Inc.                           13,500            $     465,750
--------------------------------------------------------------------------------
                                                            $     465,750
--------------------------------------------------------------------------------

Chemicals -- 0.0%
--------------------------------------------------------------------------------
Crompton & Knowles Corp., Common*          9,489            $     190,964

Sterling Chemicals Holdings -
Warrants+*                                 3,200                  112,000
--------------------------------------------------------------------------------
                                                            $     302,964
--------------------------------------------------------------------------------

Communications Equipment -- 0.0%
--------------------------------------------------------------------------------
In Flight Phone Corp., Warrants
Exp. 8/31/02+*                             1,600            $          --
--------------------------------------------------------------------------------
                                                            $          --
--------------------------------------------------------------------------------

Communications Services -- 0.1%
--------------------------------------------------------------------------------
CS Wireless Systems, Inc., Common+*          902            $          --

Microcell Telecommunication,
Warrants+*                                44,800                  448,000

Microcell Telecommunication,
Warrants+*                                44,800                   30,240

Nextel Communications Warrants
Exp. 4/25/99+*                             7,200                    1,800
--------------------------------------------------------------------------------
                                                            $     480,040
--------------------------------------------------------------------------------

Containers and Packaging -- 0.0%
--------------------------------------------------------------------------------
SD Warren Company, Warrants Exp.
12/15/06+*                                48,000            $     192,000
--------------------------------------------------------------------------------
                                                            $     192,000
--------------------------------------------------------------------------------

Foods -- 0.0%
--------------------------------------------------------------------------------
Servam Corp., $2.00 Warrant Exp.
4/1/01+*                                  12,276            $          --

Servam Corp., $4.50 Warrant Exp.
4/1/01+*                                   2,760                        --

Servam Corp., Common+*                     1,380                        --

Specialty Foods Acquisition Corp.,
Common/(1)/*                              48,000                    12,000
--------------------------------------------------------------------------------
                                                            $       12,000
--------------------------------------------------------------------------------

                       See notes to financial statements

High Income Portfolio as of March 31, 1997

PORTFOLIO OF INVESTMENTS CONT'D

(Expressed in United States dollars)


Security                                Shares              Value
--------------------------------------------------------------------------------

Industrial Development Revenue / Pollution Control Revenue -- 0.0%
--------------------------------------------------------------------------------
Thermadyne Holdings Corp., Common+*       40,000            $         400
--------------------------------------------------------------------------------
                                                            $         400
--------------------------------------------------------------------------------

Metals - Industrial -- 0.2%
--------------------------------------------------------------------------------
Gulf States Steel, Warrants+*              2,400            $         120

Terex Corp., Rights, Exp. 7/1/97+*         5,371                      537

Terex Corp., Warrants Exp.
12/31/00+*                                32,000                1,024,000

Terex Corp., Warrants Exp.
5/15/02+*                                 20,000                  100,000

Triangle Wire & Cable, Inc.,
Common+*                                  95,000                  190,000
--------------------------------------------------------------------------------
                                                             $  1,314,657
--------------------------------------------------------------------------------

Miscellaneous -- 0.0%
--------------------------------------------------------------------------------
Australis Media Ltd., Warrants+*           5,200            $          --
--------------------------------------------------------------------------------
                                                            $          --
--------------------------------------------------------------------------------

Total Common Stocks, Warrants and Rights
    (identified cost $6,595,495)                            $  4,548,563
--------------------------------------------------------------------------------


Preferred Stocks -- 1.9%


Broadcasting and Cable -- 1.3%
--------------------------------------------------------------------------------
American Radio Systems Corp.,
11.375%/(1)/                              24,000            $   2,412,000

Cablevision Systems Corp., 11.125%
(PIK)                                     33,971                3,040,386

Chancellor Radio Broadcasting Corp.,
12.00%/(1)/                               40,000                3,940,000

-------------------------------------------------------------------------------
                                                            $   9,392,386
--------------------------------------------------------------------------------

Communications Services -- 0.2%
--------------------------------------------------------------------------------
Nextlink Communications, 14.00%
(PIK)/(1)/                                24,500            $   1,102,500
--------------------------------------------------------------------------------
                                                            $   1,102,500
--------------------------------------------------------------------------------

Containers and Packaging -- 0.3%
--------------------------------------------------------------------------------
S.D. Warren Co. w / Warrants, 14%,
12/15/06                                  48,000            $   1,872,000
--------------------------------------------------------------------------------
                                                            $   1,872,000
--------------------------------------------------------------------------------

Oil and  Gas - Equipment and Services -- 0.1%
--------------------------------------------------------------------------------
Kelley Oil and Natural Gas Corp.*         42,240            $   1,098,240
--------------------------------------------------------------------------------
                                                            $   1,098,240
--------------------------------------------------------------------------------

Total Preferred Stocks
    (identified cost $13,042,123)                           $  13,465,126
--------------------------------------------------------------------------------

Short-Term Investments -- 3.7%

                                      Principal
                                      Amount
                                      (000
Security                              omitted)                 Value
--------------------------------------------------------------------------------
Associates Corp. of North America,
6.80%, 4/1/97                           $ 16,008            $  16,008,000

General Electric Capital Co.,             10,000                9,987,444
5.65%, 4/9/97
--------------------------------------------------------------------------------


Total Short-Term Investments
    (at amortized cost $25,995,444)                         $  25,995,444
--------------------------------------------------------------------------------

Total Investments -- 100.0%
    (identified cost $686,684,224)                          $ 697,462,463
--------------------------------------------------------------------------------

/(1)/ Security exempt from registration under Rule 144A of the Securities Act of
      1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 1997, the value of these securities amounted to $83,416,000 or 12.0% of net assets.
+     Restricted security (Note 6).
*     Non-income producing security.

(PIK) Payment in-kind.

High Income Portfolio  as of March 31, 1997

FINANCIAL STATEMENTS

Statement of Assets and Liabilities


As of March 31, 1997
(Expressed in United States Dollars)

Assets
-------------------------------------------------------------------------
Investments, at value (Note 1A)
    (identified cost, $686,684,224)                         $697,462,463

Cash                                                              17,527

Receivable for investments sold                                1,464,283

Interest receivable                                           17,048,513

Miscellaneous receivable                                           2,124

Prepaid expenses                                                   7,071

Deferred organization expenses (Note 1D)                           9,773
-------------------------------------------------------------------------
Total assets                                                $716,011,754
-------------------------------------------------------------------------


Liabilities
-------------------------------------------------------------------------
Payable for investments purchased                           $  9,254,554

Payable to affiliate
    Trustees' fees                                                 5,300

Accrued expenses                                                  40,438
-------------------------------------------------------------------------
Total liabilities                                           $  9,300,292
-------------------------------------------------------------------------
Net Assets applicable to investors' interest in
    Portfolio                                               $706,711,462
-------------------------------------------------------------------------


Sources of Net Assets
-------------------------------------------------------------------------
Net proceeds from capital contributions and
    withdrawals                                             $695,933,223

Net unrealized appreciation on investments (computed
    on the basis of identified cost)                          10,778,239
-------------------------------------------------------------------------
Total                                                       $706,711,462
-------------------------------------------------------------------------

Statement of Operations

For the Year Ended
March 31, 1997
(Expressed in United States Dollars)

Investment Income (Note 1B)
-------------------------------------------------------------------------
Interest income                                              $64,033,245

Dividend income                                                   59,560
-------------------------------------------------------------------------
Total income                                                 $64,092,805
-------------------------------------------------------------------------


Expenses
-------------------------------------------------------------------------
Investment adviser fee (Note 2)                              $ 3,683,894

Compensation of Trustees not members of the
    Investment Adviser's organization (Note 2)                    20,598

Custodian fee                                                    232,684

Legal and accounting services                                     49,843

Amortization of organization expenses (Note 1D)                    4,519

Miscellaneous                                                     17,294
-------------------------------------------------------------------------
Total expenses                                               $ 4,008,832
-------------------------------------------------------------------------


Net investment income                                        $60,083,973
-------------------------------------------------------------------------


Realized and Unrealized
Gain (Loss) on Investments
-------------------------------------------------------------------------
Net realized gain (loss) --

    Investment transactions (identified cost basis)          $(4,056,681)
-------------------------------------------------------------------------
Net realized loss on investments                             $(4,056,681)
-------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --

    Investment transactions (identified cost basis)          $13,401,858
-------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)
    of investments                                           $13,401,858
-------------------------------------------------------------------------

Net realized and unrealized gain on investments              $ 9,345,177
-------------------------------------------------------------------------

Net increase in net assets from operations                   $69,429,150
-------------------------------------------------------------------------

                       See notes to financial statements

High Income Portfolio as of March 31, 1997

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets (Expressed in United States Dollars)


Increase (Decrease)                     Year Ended             Year Ended
in Net Assets                           March 31, 1997         March 31, 1996
-------------------------------------------------------------------------------

From operations --
    Net investment income                $  60,083,973          $  50,896,652
    Net realized loss on investments        (4,056,681)            (5,151,523)
    Net change in unrealized
        appreciation (depreciation)
        of investments                      13,401,858             17,257,761
-------------------------------------------------------------------------------
Net increase in net assets
    from operations                      $  69,429,150          $  63,002,890
-------------------------------------------------------------------------------

Capital transactions --
    Contributions                        $ 280,137,284          $ 172,948,713
    Withdrawals                           (154,202,111)          (167,156,279)
-------------------------------------------------------------------------------
Net increase in net assets from
    capital transactions                 $ 125,935,173          $   5,792,434
-------------------------------------------------------------------------------

Net increase in net assets               $ 195,364,323          $  68,795,324
-------------------------------------------------------------------------------


Net Assets
-------------------------------------------------------------------------------
At beginning of year                     $ 511,347,139          $ 442,551,815
-------------------------------------------------------------------------------
At end of year                           $ 706,711,462          $ 511,347,139
-------------------------------------------------------------------------------

                       See notes to financial statements

High Income Portfolio  as of March 31, 1997

FINANCIAL STATEMENTS CONT'D

Supplementary Data (Expressed in United States Dollars)

                                                                                  Year Ended March 31,
                                                                    ------------------------------------------------
                                                                          1997           1996            1995*
--------------------------------------------------------------------------------------------------------------------

Ratios to average daily net assets
--------------------------------------------------------------------------------------------------------------------
Expenses                                                                  0.67%          0.71%           0.70%+
Net investment income                                                    10.02%         10.41%          10.63%+
Portfolio Turnover                                                          78%            88%             53%
--------------------------------------------------------------------------------------------------------------------
Net assets, end of year (000s omitted)                               $ 706,711       $511,347        $442,552
--------------------------------------------------------------------------------------------------------------------

+   Annualized.
*   For the period from the start of business, June 1, 1994, to March 31, 1995.

                       See notes to financial statements
                                      21

High Income Portfolio as of March 31, 1997

NOTES TO FINANCIAL STATEMENTS CONT'D

(Expressed in United States Dollars)


1 Significant Accounting Policies
  ------------------------------------------------------------------------------
  High Income Portfolio (the Portfolio) is registered under the Investment Company Act of 1940 as a diversified open-end management investment company which was organized as a trust under the laws of the State of New York on May 1, 1992. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

  A Investment Valuations -- Investments listed on securities exchanges or in the NASDAQ National Market are valued at closing sale prices. Listed or unlisted investments for which closing sale prices are not available are valued at the mean between the latest bid and asked prices. Fixed income investments (other than short-term obligations), including listed investments and investments for which price quotations are available, will normally be valued on the basis of market valuations furnished by a pricing service. Financial futures contracts listed on commodity exchanges are valued at closing settlement prices. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates value. Investments for which there are no quotations or valuations are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

  B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount when required for federal income tax purposes. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.

  C Income Taxes -- The Portfolio has elected to be treated as a partnership for United States Federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net taxable investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

  D Deferred Organization Expenses -- Costs incurred by the Portfolio in connection with its organization are being amortized on the straight-line basis over five years.

  E Financial Futures Contracts -- Upon the entering of a financial futures contract, the Portfolio is required to deposit ("initial margin") either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio ("margin maintenance") each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed only to hedge against anticipated future changes in interest rates. Should interest rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

  F Use of Estimates -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

  G Other -- Investment transactions are accounted for on a trade date basis.

  H Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of expenses on the Statement of Operations.


2 Investment Adviser Fee and Other Transactions with Affiliates
  ------------------------------------------------------------------------------
  The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities). For the year ended March 31, 1997, the fee was equivalent to 0.61% of the Portfolio's average daily net

High Income Portfolio as of March 31, 1997

NOTES TO FINANCIAL STATEMENTS CONT'D

(Expressed in United States Dollars)

  assets and amounted to $3,683,894. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Certain of the officers and Trustees of the Portfolio are officers and directors/trustees of the above organizations. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a portion of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended March 31, 1997, no significant amounts have been deferred.


3 Investments
  ------------------------------------------------------------------------------
  The Portfolio invests primarily in debt securities. The ability of the issuers of the debt securities held by the Portfolio to meet their obligations may be affected by economic developments in a specific industry. Purchases and sales of investments, other than U.S. Government securities and short-term obligations, aggregated $591,877,399 and $446,278,324, respectively, for the year ended March 31, 1997.


4 Line of Credit
  ------------------------------------------------------------------------------
  The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a committed $120 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each portfolio or fund based on its borrowings at the bank's base rate or at an amount above either the bank's adjusted certificate of deposit rate, Eurodollar rate or federal funds effective rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the period.


5 Federal Income Tax Basis of Investments
  ------------------------------------------------------------------------------
  The cost and unrealized appreciation/depreciation in value of the investments owned at March 31, 1997, as computed on a federal income tax basis, were as follows:

  Aggregate cost                                             $  686,684,224
  ------------------------------------------------------------------------------
  Gross unrealized appreciation                              $   25,029,413

  Gross unrealized depreciation                                 (14,251,174)
  ------------------------------------------------------------------------------
  Net unrealized appreciation                                $   10,778,239
  ------------------------------------------------------------------------------


6 Restricted Securities
  ------------------------------------------------------------------------------
  At March 31, 1997, the Portfolio owned the following securities (constituting 0.83% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A Securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to certain of these securities. The fair value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

                             Date of
  Description                Acquisition   Shares/Face    Cost      Fair Value
  ------------------------------------------------------------------------------
  Corporate Note
  ------------------------------------------------------------------------------
  Inflo Holdings Corp.,
    Promissory Notes, 10%
    (0% until 1999),
    1/27/07                   9/13/96      4,400,000   $2,884,000   $3,696,000

  Common Stocks, Warrants, and Rights
  ------------------------------------------------------------------------------
  American Telecasting,
    Inc. Warrants            01/16/96          2,600   $   71,500   $    5,200
  Australis Media Ltd.,
    Warrants                 05/26/95          5,200            -            -
  CS Wireless Systems,
    Inc., Common             01/14/97            902            -            -
  Gulf States Steel,
    Warrants                 08/22/95          2,400            -          120
  In Flight Phone
    Corp., Warrants
    Exp. 8/31/02             11/28/95          1,600            -            -
  Microcell
    Telecommunication,       10/30/96         44,800            -      448,000
    Warrants
  Microcell
    Telecommunication,
    Contingent Warrants      10/30/96         44,800            -       30,240
  Nextel Communications
    Warrants Exp. 4/25/99    10/04/96          7,200            -        1,800
  SD Warren Company,
    Warrants Exp. 12/15/06   05/15/95         48,000            -      192,000
  Servam Corp., $2.00
    Warrant Exp. 4/1/01      12/15/87         12,276            -            -
  Servam Corp., $4.50
    Warrant Exp. 4/1/01      12/15/87          2,760            -            -
  Servam Corp., Common       12/15/87          1,380            -            -
  Sterling Chemicals
    Holdings, Warrants       10/07/96          3,200            -      112,000
  Terex Corp., Rights,
    Exp. 7/1/97              11/07/94          5,371            -          537
  Terex Corp., Warrants
    Exp. 12/31/00            12/15/93         32,000        6,400    1,024,000
  Terex Corp., Warrants
    Exp. 5/15/02             11/07/96         20,000            -      100,000
  Thermadyne Holdings
    Corp., Common             4/03/89         40,000       28,800          400
  Triangle Wire &
    Cable, Inc., Common      05/02/94         95,000    2,250,000      190,000
  United International
    Holdings,  Inc.,
    Warrants Exp. 11/15/99   11/16/94          7,840      222,186       56,840
  ------------------------------------------------------------------------------
                                                       $5,462,886   $5,857,137
  ------------------------------------------------------------------------------

High Income Portfolio as of March 31, 1997

INDEPENDENT AUDITORS' REPORT


To the Trustees and Investors of High Income Portfolio
--------------------------------------------------------------------------------
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of High Income Portfolio (the Portfolio) as of March 31, 1997, and the related statement of operations for the year then ended, the statements of changes in net assets for the years ended March 31, 1997 and 1996 and the supplementary data for the two years then ended and for the period from the start of business, June 1, 1994, to March 31, 1995 (all expressed in United States dollars). These financial statements and supplementary data are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities held as of March 31, 1997 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and supplementary data present fairly, in all material respects, the financial position of the Portfolio at March 31, 1997, the results of its operations, changes in net assets and supplementary data for the respective stated periods, in conformity with accounting principles generally accepted in the United States of America.


                                         DELOITTE & TOUCHE
                                         Grand Cayman, Cayman Islands
                                         British West Indies
                                         May 9, 1997

EV Classic High Income Fund  as of March 31, 1997

INVESTMENT MANAGEMENT

EV Classic High Income Fund


            Officers
            M. Dozier Gardner
            President and Trustee

            James B. Hawkes
            Vice President and Trustee

            William H. Ahern, Jr.
            Vice President

            Michael B. Terry
            Vice President

            James L. O'Connor
            Treasurer

            Thomas Otis
            Secretary



            Independent Trustees
            Donald R. Dwight
            President, Dwight Partners, Inc.
            Chairman, Newspapers of New England, Inc.

            Samuel L. Hayes, III
            Jacob H. Schiff Professor of Investment
            Banking, Harvard University Graduate School of
            Business Administration

            Norton H. Reamer
            President and Director, United Asset
            Management Corporation

            John L. Thorndike
            Formerly Director, Fiduciary Company Incorporated

            Jack L. Treynor
            Investment Adviser and Consultant


High Income Portfolio

            Officers
            M. Dozier Gardner
            President and Trustee

            James B. Hawkes
            Vice President and Trustee

            Hooker Talcott, Jr.
            Vice President and
            Co-Portfolio Manager

            Michael W. Weilheimer
            Vice President and
            Co-Portfolio Manager

            William Chisholm
            Vice President

            Raymond O'Neill
            Vice President

            Michel Normandeau
            Vice President

            James L. O'Connor
            Treasurer

            Thomas Otis
            Secretary


            Independent Trustees
            Donald R. Dwight
            President, Dwight Partners, Inc.
            Chairman, Newspapers of New England, Inc.

            Samuel L. Hayes, III
            Jacob H. Schiff Professor of Investment
            Banking, Harvard University Graduate School of
            Business Administration

            Norton H. Reamer
            President and Director, United Asset
            Management Corporation

            John L. Thorndike
            Formerly Director, Fiduciary Company Incorporated

            Jack L. Treynor
            Investment Adviser and Consultant

Investment Adviser of High Income Portfolio
Boston Management and Research
24 Federal Street
Boston, MA 02110

Administrator of
EV Classic High Income Fund
Eaton Vance Management
24 Federal Street
Boston, MA 02110

Principal Underwriter
Eaton Vance Distributors, Inc.
24 Federal Street
Boston, MA 02110
(617)482-8260

Custodian
Investors Bank & Trust Company
89 South Street
P.O. Box 1537
Boston, MA 02205-1537

Transfer Agent
First Data Investor Services Group, Inc.
Attention:  Eaton Vance Funds
P.O. Box 5123
Westborough, MA 01581-5123

Auditors
Deloitte & Touche LLP
125 Summer Street
Boston, MA 02110



EV Classic High Income Fund
24 Federal Street
Boston, MA 02110


--------------------------------------------------------------------------------
  This report must be preceded or accompanied by a current prospectus which contains more complete information on the Fund, including its distribution plan, sales charges and expenses. Please read the prospectus carefully before you invest or send money.
--------------------------------------------------------------------------------

                                                                    C-HISRC-5/97

                                                        STATEMENT OF
                                                        ADDITIONAL INFORMATION
                                                        August 1, 1997

                         EV MARATHON HIGH INCOME FUND
                              24 Federal Street
                         Boston, Massachusetts 02110
                                (800) 225-6265

    This Statement of Additional Information consists of two parts. Part I provides information about EV Marathon High Income Fund (the "Fund"), High Income Portfolio (the "Portfolio") and certain other series of Eaton Vance Mutual Funds Trust (the "Trust"). Part II provides information solely about the Fund. Where appropriate, Part I includes cross-references to the relevant sections of Part II that provide additional, Fund-specific information. This Statement of Additional Information is sometimes referred to herein as the "SAI".

                              TABLE OF CONTENTS

                                                                          Page
                                    PART I
Additional Information about Investment Policies .....................       2
Investment Restrictions ..............................................       6
Trustees and Officers ................................................       7
Investment Adviser and Administrator .................................      10
Custodian ............................................................      12
Service for Withdrawal ...............................................      12
Determination of Net Asset Value .....................................      12
Investment Performance ...............................................      13
Taxes ................................................................      14
Principal Underwriter ................................................      16
Portfolio Security Transactions ......................................      16
Other Information ....................................................      18
Independent Certified Public Accountants .............................      19
Financial Statements .................................................      19
                                   PART II
Fees and Expenses ....................................................     a-1
Distribution Plan ....................................................     a-2
Performance Information ..............................................     a-3
Control Persons and Principal Holders of Securities ..................     a-4


    THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY IF PRECEDED OR ACCOMPANIED BY THE FUND'S PROSPECTUS DATED AUGUST 1, 1997, AS SUPPLEMENTED FROM TIME TO TIME, WHICH IS INCORPORATED HEREIN BY REFERENCE. THIS STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH SUCH PROSPECTUS, A COPY OF WHICH MAY BE OBTAINED WITHOUT CHARGE BY CONTACTING EATON VANCE DISTRIBUTORS, INC. (THE "PRINCIPAL UNDERWRITER") (SEE BACK COVER FOR ADDRESS AND PHONE NUMBER).

                       STATEMENT OF ADDITIONAL INFORMATION

                                     PART I
    This Part I provides information about the Fund, certain other series of the Trust and the Portfolio. Capitalized terms used in this SAI and not otherwise defined have the meanings given them in the Fund's Prospectus. The Fund is subject to the same investment policies as those of the Portfolio. The Fund currently seeks to achieve its objective by investing in the Portfolio.

               ADDITIONAL INFORMATION ABOUT INVESTMENT POLICIES
OTHER FIXED-INCOME SECURITIES
    Included in the fixed-income securities in which the Portfolio may invest are preferred, preference and convertible stocks, equipment lease certificates, equipment trust certificates and conditional sales contracts. Preference stocks are stocks that have many characteristics of preferred stocks, but are typically junior to an existing class of preferred stocks. Equipment lease certificates are debt obligations secured by leases on equipment (such as railroad cars, airplanes or office equipment), with the issuer of the certificate being the owner and lessor of the equipment. Equipment trust certificates are debt obligations secured by an interest in property (such as railroad cars or airplanes), the title of which is held by a trustee while the property is being used by the borrower. Conditional sales contracts are agreements under which the seller of property continues to hold title to the property until the purchase price is fully paid or other conditions are met by the buyer.

    The Portfolio may purchase fixed-rate bonds which have a demand feature allowing the holder to redeem the bonds at specified times. These bonds are more defensive than conventional long-term bonds (protecting to some degree against a rise in interest rates) while providing greater opportunity than comparable intermediate term bonds, since the Portfolio may retain the bond if interest rates decline. By acquiring these kinds of bonds the Portfolio obtains the contractual right to require the issuer of the bonds to purchase the security at an agreed upon price, which right is contained in the obligation itself rather than in a separate agreement or instrument. Since this right is assignable only with the bond, the Portfolio will not assign any separate value to such right. The Portfolio may also purchase floating or variable rate obligations, which it would anticipate using as short-term investments pending longer term investment of its funds.

CONCENTRATION
    Although there is no current intention to do so, the Portfolio may invest up to 25% of its assets in securities of issuers in each of the electric, gas and telephone utility industries if, in the opinion of the Investment Adviser, the relative return available from such securities and the relative risk, marketability, quality or availability of securities of issuers in such industry justifies such an investment. The value of such investments may be affected to a greater degree by adverse developments in such industries. Industry-wide problems include the effects of fluctuating economic conditions, energy conservation practices, environmental regulations, high capital expenditures, construction delays due to pollution control and environmental considerations, uncertainties as to fuel availability and costs, increased competition in deregulated sectors of such industries and difficulties in obtaining timely and adequate rate relief from regulatory commissions. If applications for rate increases are not granted or are not acted upon promptly, the market prices of and interest or dividend payments on utility securities may be adversely affected.

LOAN INTERESTS
    A loan in which the Portfolio may acquire a loan interest (a "Loan Interest") is typically originated, negotiated and structured by a U.S. or foreign commercial bank, insurance company, finance company or other financial institution (the "Agent") for a lending syndicate of financial institutions. The Agent typically administers and enforces the loan on behalf of the other lenders in the syndicate. In addition, an institution, typically but not always the Agent (the "Collateral Bank"), holds collateral (if any) on behalf of the lenders. These Loan Interests may take the form of participation interests in, assignments of or novations of a loan during its secondary distribution, or direct interests during a primary distribution. Such Loan Interests may be acquired from U.S. or foreign banks, insurance companies, finance companies or other financial institutions who have made loans or are members of a lending syndicate or from other holders of Loan Interests. The Portfolio may also acquire Loan Interests under which the Portfolio derives its rights directly from the borrower. Such Loan Interests are separately enforceable by the Portfolio against the borrower and all payments of interest and principal are typically made directly to the Portfolio from the borrower. In the event that the Portfolio and other lenders become entitled to take possession of shared collateral, it is anticipated that such collateral would be held in the custody of a Collateral Bank for their mutual benefit. The Portfolio may not act as an Agent, a Collateral Bank, a guarantor or sole negotiator or structurer with respect to a loan.

    The investment adviser will analyze and evaluate the financial condition of the borrower in connection with the acquisition of any Loan Interest. The Investment Adviser also analyzes and evaluates the financial condition of the Agent and, in the case of Loan Interests in which the Portfolio does not have privity with the borrower, those institutions from or through whom the Portfolio derives its rights in a loan (the "Intermediate Participants"). From time to time the Investment Adviser and its affiliates may borrow money from various banks in connection with their business activities. Such banks may also sell interests in loans to or acquire such interests from the Portfolio or may be Intermediate Participants with respect to loans in which the Portfolio owns interests. Such banks may also act as Agents for loans in which the Portfolio owns interests.

    In a typical loan the Agent administers the terms of the loan agreement. In such cases, the Agent is normally responsible for the collection of principal and interest payments from the borrower and the apportionment of these payments to the credit of all institutions which are parties to the loan agreement. The Portfolio will generally rely upon the Agent or an Intermediate Participant to receive and forward to the Portfolio its portion of the principal and interest payments on the loan. Furthermore, unless under the terms of a participation agreement the Portfolio has direct recourse against the borrower, the Portfolio will rely on the Agent and the other members of the lending syndicate to use appropriate credit remedies against the borrower. The Agent is typically responsible for monitoring compliance with covenants contained in the loan agreement based upon reports prepared by the borrower. The seller of the Loan Interest usually does, but is often not obligated to, notify holders of Loan Interests of any failures of compliance. The Agent may monitor the value of the collateral and, if the value of the collateral declines, may accelerate the loan, may give the borrower an opportunity to provide additional collateral or may seek other protection for the benefit of the participants in the loan. The Agent is compensated by the borrower for providing these services under a loan agreement, and such compensation may include special fees paid upon structuring and funding the loan and other fees paid on a continuing basis. With respect to Loan Interests for which the Agent does not perform such administrative and enforcement functions, the Portfolio will perform such tasks on its own behalf, although a Collateral Bank will typically hold any collateral on behalf of the Portfolio and the other lenders pursuant to the applicable loan agreement.

    A financial institution's appointment as Agent may usually be terminated in the event that it fails to observe the requisite standard of care or becomes insolvent, enters Federal Deposit Insurance Corporation ("FDIC") receivership, or, if not FDIC insured, enters into bankruptcy proceedings. A successor Agent would generally be appointed to replace the terminated Agent, and assets held by the Agent under the loan agreement should remain available to holders of Loan Interests. However, if assets held by the Agent for the benefit of the Portfolio were determined to be subject to the claims of the Agent's general creditors, the Portfolio might incur certain costs and delays in realizing payment on a loan interest, or suffer a loss of principal and/or interest. In situations involving Intermediate Participants similar risks may arise.

    Purchasers of Loan interests depend primarily upon the creditworthiness of the borrower for payment of principal and interest. If the Portfolio does not receive scheduled interest or principal payments on such indebtedness, the Portfolio could be adversely affected. Loans that are fully secured offer the Portfolio more protections than an unsecured loan in the event of non-payment of scheduled interest or principal. However, there is no assurance that the liquidation of collateral from a secured loan would satisfy the borrower's obligation, or that the collateral can be liquidated. Indebtedness of borrowers whose creditworthiness is poor involves substantially greater risks, and may be highly speculative. Borrowers that are in bankruptcy or restructuring may never pay off their indebtedness, or may pay only a small fraction of the amount owed. Direct indebtedness of developing countries will also involve a risk that the governmental entities responsible for the repayment of the debt may be unable, or unwilling, to pay interest and repay principal when due.

    The Portfolio limits the amount of total assets that it will invest in any one issuer or in issuers within the same industry. See Investment Restrictions
(1) and (5) below. For purposes of these restrictions, the Portfolio generally will treat the borrower as the "issuer" of a Loan Interest held by the Portfolio. In the case of loan participations where the Agent or Intermediate Participant serves as financial intermediary between the Portfolio and the borrower, the Portfolio, in appropriate circumstances, will treat both the Agent or Intermediate Participant and the borrower as "issuers" for the purposes of determining whether the Portfolio has invested more than 5% of its total assets in a single issuer. Treating a financial intermediary as an issuer of indebtedness may restrict the Portfolio's ability to invest in indebtedness related to a single intermediary, or a group of intermediaries engaged in the same industry, even if the underlying borrowers represent many different companies and industries.

FOREIGN INVESTMENTS
    Investing in foreign issuers involves certain special considerations, including those set forth below, which are not typically associated with investing in U.S. issuers. Since investments in foreign issuers may involve currencies of foreign countries, and since the Portfolio may temporarily hold funds in bank deposits in foreign currencies during completion of investment programs, the Portfolio may be affected favorably or unfavorably by changes in currency rates and in exchange control regulations and may incur costs in connection with conversions between various currencies.

    Since foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to U.S. companies, there may be less publicly available information about a foreign company than about a domestic company. Foreign stock markets, while growing in volume of trading activity, have substantially less volume than the Exchange, and securities of some foreign companies are less liquid and more volatile than securities of comparable U.S. companies. Similarly, volume and liquidity in most foreign bond markets is less than in the United States and, at times, volatility of price can be greater than in the United States. Fixed commissions on foreign stock exchanges are generally higher than negotiated commissions on U.S. exchanges, although the Portfolio endeavors to achieve the most favorable net results on its portfolio transactions. There is generally less government supervision and regulation of stock exchanges, brokers and listed companies than in the United States. Mail service between the United States and foreign countries may be slower or less reliable than within the United States, thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities. In addition, with respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments which could affect the Portfolio's investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

FORWARD FOREIGN CURRENCY EXCHANGE TRANSACTIONS
    The Portfolio may enter into forward foreign currency exchange contracts. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades.

    At the maturity of a forward contract the Portfolio may either accept or make delivery of the currency specified in the contract or, at or prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract.

    The Portfolio does not intend to enter into forward foreign currency exchange contracts to protect the value of its portfolio securities on a regular continuous basis, and will not do so if, as a result, the Portfolio will have more than 15% of the value of its total assets committed to the consummation of such contracts. The Portfolio also will not enter into such forward contracts or maintain a net exposure to such contracts where the consummation of the contracts would obligate the Portfolio to deliver an amount of foreign currency in excess of the value of the securities held by the Portfolio's or other assets denominated in that currency. Under normal circumstances, consideration of the prospect for currency parities will be incorporated into the long-term investment decisions made with regard to overall diversification strategies. However, the Portfolio believes that it is important to have the flexibility to enter into such forward contracts when it determines that the best interests of the Portfolio will be served. The Portfolio generally will not enter into a forward contract with a term of greater than one year.

OPTIONS ON SECURITIES
    An options position may be closed out only on an options exchange which provides a secondary market for an option of the same series. Although the Portfolio will generally purchase or write only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option, or at any particular time. For some options, no secondary market on an exchange may exist. In such event, it might not be possible to effect closing transactions in particular options, with the result that the Portfolio would have to exercise its options in order to realize any profit and would incur transaction costs upon the sale of underlying securities pursuant to the exercise of put options. If the Portfolio as a covered call option writer is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise.

    Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or the Options Clearing Corporation ("OCC") may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options on that exchange that had been issued by the OCC as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

    There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain of the facilities of the OCC inadequate, and thereby result in the institution by an exchange of special procedures which may interfere with the timely execution of customers' orders.

FUTURES CONTRACTS
    All futures contracts entered into by the Portfolio are traded on exchanges or boards of trade that are licensed and regulated by the CFTC. The Portfolio may purchase and write call and put options on futures contracts which are traded on a U.S. exchange or board of trade.

    The Portfolio will engage in futures and related options transactions for bona fide hedging or non-hedging purposes as defined in or permitted by CFTC regulations. The Portfolio will determine that the price fluctuations in the futures contracts and options on futures used for hedging purposes are substantially related to price fluctuations in securities held by the Portfolio or which it expects to purchase. Except as stated below, the Portfolio's futures transactions will be entered into for traditional hedging purposes -- i.e., futures contracts will be sold to protect against a decline in the price of securities that the Portfolio owns, or futures contracts will be purchased to protect the Portfolio against an increase in the price of securities it intends to purchase. The Portfolio will engage in transactions in futures contracts and related options only to the extent such transactions are consistent with the requirements of the Code for maintaining the qualification of the Fund as a regulated investment company for federal income tax purposes (see "Taxes").

ASSET COVERAGE FOR DERIVATIVE INSTRUMENTS
    Transactions using forward contracts, futures contracts and options (other than options that the Portfolio has purchased) expose the Portfolio to an obligation to another party. The Portfolio will not enter into any such transactions unless it owns either (1) an offsetting ("covered") position in securities, currencies, or other options, futures contracts or forward contracts, or (2) cash or liquid securities (such as readily marketable obligations and money market instruments) with a value sufficient at all times to cover its potential obligations not covered as provided in (1) above. The Portfolio will comply with Commission guidelines regarding cover for these instruments and, if the guidelines so require, set aside cash, U.S. Government securities or other liquid, high grade debt securities in a segregated account with its custodian in the prescribed amount. The securities in the segregated account will be marked to market daily. Assets used as cover or held in a segregated account maintained by the Portfolio's custodian cannot be sold while the position in the corresponding forward contract, futures contract or option is open, unless they are replaced with other appropriate assets. As a result, the commitment of a large portion of the Portfolio's assets to cover or segregated accounts could impede portfolio management or the Portfolio's ability to meet redemption requests or other current obligations.

LENDING PORTFOLIO SECURITIES
    The Portfolio may seek to increase its income by lending portfolio securities to broker-dealers or other institutional borrowers. Under present regulatory policies of the Commission, such loans are required to be secured continuously by collateral in cash, cash equivalents or U.S. Government securities held by the Portfolio's custodian and maintained on a current basis at an amount at least equal to the market value of the securities loaned, which will be marked to market daily. Cash equivalents include certificates of deposit, commercial paper and other short-term money market instruments. The Portfolio would have the right to call a loan and obtain the securities loaned at any time on up to five business days' notice. During the existence of a loan, the Portfolio will continue to receive the equivalent of the interest paid by the issuer on the securities loaned and will also receive a fee or all of a portion of the interest on investment of the collateral, if any. However, the Portfolio may pay lending fees to such borrowers. The Portfolio would not have the right to vote any securities having voting rights during the existence of a loan, but would call the loan in anticipation of an important vote to be taken among holders of the securities or the giving or withholding of their consent on a material matter affecting the investment. As with other extensions of credit there are risks of delay in recovery or even loss of rights in the securities loaned if the borrower of the securities fails financially. However, the loans would be made only to organizations deemed by the Portfolio's management to be of good standing and when, in the judgment of the Portfolio's management, the consideration which can be earned from securities loans of this type, net of administrative expenses and any finder's fees, justifies the attendant risk. The financial condition of the borrower will be monitored by the Investment Adviser on an ongoing basis. If the Investment Adviser determines to make securities loans, it is not intended that the value of the securities loaned would exceed 30% of the Portfolio's total assets. As of the present time, the Trustees of the Portfolio have not made a determination to engage in this activity, and have no present intention of making such a determination during the current fiscal year.

PORTFOLIO TURNOVER
    The Portfolio cannot accurately predict its portfolio turnover rate, but it is anticipated that the annual turnover rate will generally not exceed 100% (excluding turnover of securities having a maturity of one year or less). A 100% annual turnover rate would occur, for example, if all the securities held by the Portfolio were replaced once in a period of one year. A high turnover rate (100% or more) necessarily involves greater expenses to the Portfolio.

    For the fiscal years ended March 31, 1997 and 1996, the portfolio turnover rates of the Portfolio were 78% and 88%, respectively.

    Securities may be sold in anticipation of a market decline (a rise in interest rates) or purchased in anticipation of a market rise (a decline in interest rates) and later sold. In addition, a security may be sold and another purchased at approximately the same time to take advantage of what the Portfolio believes to be a temporary disparity in the normal yield relationship between the two securities. Yield disparities may occur for reasons not directly related to the investment quality of particular issues or the general movement of interest rates, such as changes in the overall demand for or supply of various types of fixed-income securities or changes in the investment objectives of investors. Such trading may be expected to increase the portfolio turnover rate and the expenses incurred in connection with such trading. The Portfolio anticipates that its annual portfolio turnover rate will generally exceed 100% (excluding turnover of securities having a maturity of one year or less).

                             INVESTMENT RESTRICTIONS

    The following investment restrictions of the Fund are designated as fundamental policies and as such cannot be changed without the approval of the holders of a majority of the Fund's outstanding voting securities, which as used in this SAI means the lesser of (a) 67% of the shares of the Fund present or represented by proxy at a meeting if the holders of more than 50% of the shares are present or represented at the meeting or (b) more than 50% of the shares of the Fund. As a matter of fundamental policy, the Fund may not:

    (1) With respect to 75% of total assets of the Fund, purchase any security if such purchase, at the time thereof, would cause more than 5% of the total assets of the Fund (taken at market value) to be invested in the securities of a single issuer, or cause more than 10% of the total outstanding voting securities of such issuer to be held by the Fund, except obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and except securities of other investment companies;

    (2) Borrow money or issue senior securities except as permitted by the 1940 Act;

    (3) Purchase securities on margin (but the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities). The deposit or payment by the Fund of initial, maintenance or variation margin in connection with all types of options and futures contract transactions is not considered the purchase of a security on margin;

    (4) Underwrite or participate in the marketing of securities of others, except insofar as it may technically be deemed to be an underwriter in selling a portfolio security under circumstances which may require the registration of the same under the Securities Act of 1933;

    (5) Purchase any security if such purchase, at the time thereof, would cause more than 25% of the Fund's total assets to be invested in any single industry, provided that the electric, gas and telephone utility industries shall be treated as separate industries for purposes of this restriction and further provided that there is no limitation with respect to obligations issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities.

    (6) Purchase or sell real estate, although it may purchase and sell securities which are secured by real estate and securities of companies which invest or deal in real estate;

    (7) Purchase or sell physical commodities or contracts for the purchase or sale of physical commodities; or

    (8) Make loans to any person except by (i) the acquisition of debt securities and making portfolio investments, (ii) entering into repurchase agreements or (iii) lending portfolio securities.

    Notwithstanding the investment policies and restrictions of the Fund, the Fund may invest all of its investable assets in an open-end management investment company with substantially the same investment objective, policies and restrictions as the Fund.

    The Portfolio has adopted substantially the same fundamental investment restrictions as the foregoing investment restrictions adopted by the Fund; such restrictions cannot be changed without the approval of a "majority of the outstanding voting securities" of the Portfolio.

    The Fund and the Portfolio have adopted the following investment policies which may be changed with respect to the Fund by the Trustees of the Trust without approval by the Fund's shareholders or with respect to the Portfolio by the Trustees of the Portfolio without approval by the Fund or its other investors. As a matter of nonfundamental policy, neither the Fund nor the Portfolio may (a) invest more than 15% of its net assets in investments which are not readily marketable, including restricted securities and repurchase agreements maturing in more than seven days. Restricted securities for the purposes of this limitation do not include securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 and commercial paper issued pursuant to Section 4(2) of said Act that the Board of Trustees of the Trust or the Portfolio, or its delegate, determines to be liquid; (b) make short sales of securities or maintain a short position, unless at all times when a short position is open the Fund owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issuer as, and equal in amount to, the securities sold short, and unless not more than 25% of the Fund's net assets (taken at current value) is held as collateral for such sales at any one time. (The Fund will make such sales only for the purpose of deferring realization of gain or loss for federal income tax purposes.); or (c) purchase or retain in its portfolio any securities issued by an issuer, any of whose officers, directors, trustees or security holders is an officer or Trustee of the Trust or the Portfolio or is a member, officer, director or trustee of an investment adviser of the Trust or the Portfolio, if after the purchase of the securities of such issuer by the Fund or the Portfolio one or more of such persons owns beneficially more than 1/2 of 1% of the shares or securities or both (all taken at market value) of such issuer and such persons owning more than 1/2 of 1% of such shares or securities together own beneficially more than 5% of such shares or securities or both (all taken at market value).

    Whenever an investment policy or investment restriction set forth in the Prospectus or this SAI states a maximum percentage of assets that may be invested in any security or other asset, or describes a policy regarding quality standards, such percentage limitation or standard shall be determined immediately after and as a result of the Fund's or the Portfolio's acquisition of such security or asset. Accordingly, any later increase or decrease resulting from a change in values, assets or other circumstances, or any subsequent rating change will not compel the Fund or the Portfolio, as the case may be, to dispose of such security or other asset. Notwithstanding the foregoing, under normal market conditions the Portfolio must take actions necessary to comply with the policy of investing at least 65% of total assets in the lowest investment grade and lower rated and unrated debt obligations. Moreover, the Fund and Portfolio must always be in compliance with the borrowing policies set forth above.

                              TRUSTEES AND OFFICERS

    The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Unless otherwise noted, the business address of each Trustee and officer is 24 Federal Street, Boston, Massachusetts 02110, which is also the address of the Investment Adviser, BMR, a wholly-owned subsidiary of Eaton Vance; of Eaton Vance's parent, Eaton Vance Corp. ("EVC"); and of BMR's and Eaton Vance's trustee, Eaton Vance, Inc. ("EV"). Eaton Vance and EV are both wholly-owned subsidiaries of EVC. Those Trustees who are "interested persons" of the Trust or the Portfolio, as defined in the 1940 Act, by virtue of their affiliation with BMR, Eaton Vance, EVC or EV, are indicated by an asterisk(*).

                   TRUSTEES OF THE TRUST AND THE PORTFOLIO

M. DOZIER GARDNER (64), President and Trustee*
Vice Chairman of BMR, Eaton Vance, EVC and EV, and Director of EVC and EV.
  Director or Trustee and officer of various investment companies managed by Eaton Vance or BMR.

DONALD R. DWIGHT (66), Trustee
President of Dwight Partners, Inc. (a corporate relations and communications company); Chairman of the Board of Newspapers of New England, Inc. Director or Trustee of various investment companies managed by Eaton Vance or BMR.
Address: Clover Mill Lane, Lyme, New Hampshire 03768

JAMES B. HAWKES (55), Vice President and Trustee*
President and Chief Executive Officer of BMR, Eaton Vance, EV and EVC and a
  Director of EV and EVC. Director, Trustee and officer of various investment companies managed by Eaton Vance or BMR. Mr. Hawkes was elected Trustee of the Trust on December 16, 1991.

SAMUEL L. HAYES, III (62), Trustee
Jacob H. Schiff Professor of Investment Banking, Harvard University Graduate
  School of Business Administration. Director or Trustee of various investment companies managed by Eaton Vance or BMR.
Address: Harvard University Graduate School of Business Administration,
  Soldiers Field Road, Boston, Massachusetts 02163

NORTON H. REAMER (61), Trustee
President and Director, United Asset Management Corporation (a holding company owning institutional investment management firms); Chairman, President and Director, UAM Funds (mutual funds). Director or Trustee of various investment companies managed by Eaton Vance or BMR.
Address: One International Place, Boston, Massachusetts 02110

JOHN L. THORNDIKE (70), Trustee
Former Director of Fiduciary Company Incorporated. Director or Trustee of
  various investment companies managed by Eaton Vance or BMR.
Address: 175 Federal Street, Boston, Massachusetts 02110

JACK L. TREYNOR (67), Trustee
Investment Adviser and Consultant. Director or Trustee of various investment companies managed by Eaton Vance or BMR.
Address: 504 Via Almar, Palos Verdes Estates, California 90274

                   OFFICERS OF THE TRUST AND THE PORTFOLIO

WILLIAM H. AHERN, JR. (38), Vice President of the Trust
Vice President of BMR and Eaton Vance. Officer of various investment companies managed by Eaton Vance or BMR. Mr. Ahern was elected Vice President of the Trust on June 19, 1995.


WILLIAM CHISHOLM (36), Vice President of the Portfolio
Senior Trust Officer of The Bank of Nova Scotia Trust Company (Cayman)
  Limited. Officer of various investment companies managed by Eaton Vance or BMR.
Address: The Bank of Nova Scotia Trust Company (Cayman) Ltd., The Bank of Nova
  Scotia Building, P.O. Box 501, George Town, Grand Cayman, Cayman Islands, British West Indies.

MICHAEL WEILHEIMER (36), Vice President of the Portfolio
Vice President of Eaton Vance since 1992; employee of Eaton Vance since November
  26, 1990. Mr. Weilheimer was elected Vice President of Portfolio on December 18, 1995.

JOHN P. RYNNE (54), Assistant Secretary of the Trust
Corporate Controller and Vice President of EVC. Vice President of Eaton Vance,
  EVD and BMR. Mr. Rynne was elected an officer of the Trust on June 19, 1995.

MICHEL NORMANDEAU (45), Vice President of the Portfolio
Assistant Manager -- Trust Services of The Bank of Nova Scotia Trust Company
  (Cayman) Limited. Officer of various investment companies managed by Eaton Vance or BMR.
Address: The Bank of Nova Scotia Trust Company (Cayman) Ltd., The Bank of Nova
  Scotia Building, P.O. Box 501, George Town, Grand Cayman, Cayman Islands, British West Indies. Mr. Normandeau was elected Vice President of the Trust on June 19, 1995.

RAYMOND O'NEILL (35), Vice President of the Portfolio
Managing Director of IBT Trust and Custodian Services (Ireland) Limited since
  January, 1995. Vice President, Atlantic Corporate Management Limited, Warwick, Bermuda 1991-1994. Officer of various investment companies managed by Eaton Vance or BMR. Mr. O'Neill was elected Vice President of the Trust on June 19, 1995.
Address: Earlsfort Terrace, Dublin 2, Ireland

HOOKER TALCOTT JR. (65), Vice President of the Portfolio
Vice President of BMR, Eaton Vance and EV. Officer of various investment companies managed by Eaton Vance or BMR.

MICHAEL B. TERRY (54), Vice President of the Trust
Vice President of BMR, Eaton Vance and EV. Officer of various investment companies managed by Eaton Vance or BMR.


JAMES L. O'CONNOR (52), Treasurer
Vice President of BMR, Eaton Vance and EV. Officer of various investment companies managed by Eaton Vance or BMR.

ALAN R. DYNNER (56), Secretary
Vice President and Chief Legal Officer of BMR, Eaton Vance, EVC and EV since
  November 1, 1996. Previously, he was a Partner of the law firm of Kirkpartrick & Lockhart LLP, New York and Washington, D.C., and was Executive Vice President of Neuberger & Berman Management, Inc., a mutual fund management company. Officer of various investment companies managed by Eaton Vance or BMR. Mr. Dynner was elected Secretary on June 23, 1997.

JANET E. SANDERS (61), Assistant Treasurer and Assistant Secretary
Vice President of BMR, Eaton Vance and EV. Officer of various investment companies managed by Eaton Vance or BMR.

A. JOHN MURPHY (34), Assistant Secretary
Assistant Vice President of BMR, Eaton Vance and EV since March 1, 1994;
  employee of Eaton Vance since March 1993. State Regulations Supervisor, The Boston Company (1991 - 1993). Officer of various investment companies managed by Eaton Vance or BMR. Mr. Murphy was elected Assistant Secretary of the Trust on March 27, 1995 and of the Portfolio on June 19, 1995.

ERIC G. WOODBURY (40), Assistant Secretary
Vice President of BMR, Eaton Vance and EV since February 1993; formerly, associate attorney at Dechert, Price & Rhoads. Mr. Woodbury was elected Assistant Secretary of the Trust and the Portfolio on June 19, 1995. Officer of various investment companies managed by Eaton Vance or BMR.

    Messrs. Hayes (Chairman), Reamer and Thorndike are members of the Special Committee of the Board of Trustees of the Trust and of the Portfolio. The purpose of the Special Committee is to consider, evaluate and make recommendations to the full Board of Trustees concerning (i) all contractual arrangements with service providers to the Fund and the Portfolio, including investment advisory (Portfolio only), administrative, transfer agency, custodial, fund accounting and distribution services, and (ii) all other matters in which Eaton Vance or its affiliates has any actual or potential conflict of interest with the Fund, the Portfolio or investors therein.

    The Nominating Commitee of the Board of Trustees of the Trust and the Portfolio is comprised of four Trustees who are not "interested persons" as that term is defined by the 1940 Act ("noninterested Trustees"). The Committee has four-year staggered terms, with one member rotating off the Committee to be replaced by another noninterested Trustee. The purpose of the Committee is to recommend to the Board nominees for the position of noninterested Trustee and to assure that at least a majority of the Board of Trustees is independent of Eaton Vance and its affiliates.

    Messrs. Treynor (Chairman) and Dwight are members of the Audit Committee of the Board of Trustees of the Trust and of the Portfolio. The Audit Committee's functions include making recommendations to the Trustees regarding the selection of the independent certified public accountants, and reviewing matters relative to trading and brokerage policies and practices, accounting and auditing practices and procedures, accounting records, internal accounting controls, and the functions performed by the custodian, transfer agent and dividend disbursing agent of the Trust and of the Portfolio.

    Trustees of the Portfolio who are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of a Trustees Deferred Compensation Plan (the "Trustees" Plan"). Under the Trustees' Plan, an eligible Trustee may elect to have his deferred fees invested by the Portfolio in the shares of one or more funds in the Eaton Vance Family of Funds, and the amount paid to the Trustees under the Trustees' Plan will be determined based upon the performance of such investments. Deferral of Trustees' fees in accordance with the Trustees' Plan will have a negligible effect on the Portfolio's assets, liabilities, and net income per share, and will not obligate the Portfolio to retain the services of any Trustee or obligate the Portfolio to pay any particular level of compensation to the Trustee. Neither the Portfolio nor the Trust has a retirement plan for its Trustees.


    The fees and expenses of the noninterested Trustees of the Trust and the Portfolio are paid by the Fund (and the other series of the Trust) and the Portfolio, respectively. For the compensation earned by the noninterested Trustees, see "Fees and Expenses" in Part II. Messrs. Chisholm, Normandeau and O'Neill are not U.S. residents. It may be difficult to effect service of process within the U.S. or to realize judgments of U.S. courts upon them. It is uncertain whether courts in other countries would entertain original actions against them.


                      INVESTMENT ADVISER AND ADMINISTRATOR

    The Portfolio engages BMR as investment adviser pursuant to an Investment Advisory Agreement dated May 31, 1994. BMR or Eaton Vance acts as investment adviser to investment companies and various individual and institutional clients with combined assets under management of over $17 billion.

    Eaton Vance, its affiliates and its predecessor companies have been managing assets of individuals and institutions since 1924 and managing investment companies since 1931. They maintain a large staff of experienced fixed-income and equity investment professionals to service the needs of their clients. The fixed-income division focuses on all kinds of taxable investment-grade and high-yield securities, tax-exempt investment-grade and high-yield securities, and U.S. Government securities. The equity division covers stocks ranging from blue chip to emerging growth companies.

    Eaton Vance and its affiliates act as adviser to over 150 mutual funds, and individual and various institutional accounts, including corporations, hospitals, retirement plans, universities, foundations and trusts. Eaton Vance mutual funds feature international equities, domestic equities, tax-free municipal bonds, and U.S. government and corporate bonds. Lloyd George Management has advised Eaton Vance's international equity funds since 1992. Founded in 1991, Lloyd George is headquartered in Hong Kong with offices in London and Mumbai, India. It has established itself as a leader in investment management in Asian equities and other global markets. Lloyd George features an experienced team of investment professionals that began working together in the mid-1980s. Lloyd George analysts cover East Asia, the India subcontinent, Russia and Eastern Europe, Latin America, Australia and New Zealand from offices in Hong Kong, London and Mumbai. Together Eaton Vance and Lloyd George manage over $18 billion in assets. Eaton Vance mutual funds are distributed by the Principal Underwriter both within the United States and offshore.

    The Principal Underwriter believes that an investment professional can provide valuable services to you to help you reach your investment goals. Meeting investment goals requires time, objectivity and investment savvy. Before making an investment recommendation, a representative can help you carefully consider your short-term and long-term financial goals, your tolerance for investment risk, your investment time frame, and other investments you may already own. Your professional investment representatives are knowledgeable about financial markets, as well as the wide range of investment opportunities available. A representative can provide you with tailored financial advice and help you decide when to buy, sell or persevere with your investments.

    BMR manages the investments and affairs of the Portfolio subject to the supervision of the Portfolio's Board of Trustees. BMR furnishes to the Portfolio investment research, advice and supervision, furnishes an investment program and determines what securities will be purchased, held or sold by the Portfolio and what portion, if any, of the Portfolio's assets will be held uninvested. The Investment Advisory Agreement requires BMR to pay the salaries and fees of all officers and Trustees of the Portfolio who are members of the BMR organization and all personnel of BMR performing services relating to research and investment activities. The Portfolio is responsible for all expenses not expressly stated to be payable by BMR under the Investment Advisory Agreement, including, without implied limitation, (i) expenses of maintaining the Portfolio and continuing its existence, (ii) registration of the Portfolio under the 1940 Act, (iii) commissions, fees and other expenses connected with the acquisition, holding and disposition of securities and other investments, (iv) auditing, accounting and legal expenses, (v) taxes and interest, (vi) governmental fees, (vii) expenses of issue, sale and redemption of interests in the Portfolio, (viii) expenses of registering and qualifying the Portfolio and interests in the Portfolio under federal and state securities laws and of preparing and printing registration statements or other offering statements or memoranda for such purposes and for distributing the same to investors, and fees and expenses of registering and maintaining registrations of the Portfolio and of the Portfolio's placement agent as broker-dealer or agent under state securities laws, (ix) expenses of reports and notices to investors and of meetings of investors and proxy solicitations therefor, (x) expenses of reports to governmental officers and commissions, (xi) insurance expenses, (xii) association membership dues, (xiii) fees, expenses and disbursements of custodians and subcustodians for all services to the Portfolio (including without limitation safekeeping of funds, securities and other investments, keeping of books, accounts and records, and determination of net asset values, book capital account balances and tax capital account balances), (xiv) fees, expenses and disbursements of transfer agents, dividend disbursing agents, investor servicing agents and registrars for all services to the Portfolio, (xv) expenses for servicing the accounts of investors, (xvi) any direct charges to investors approved by the Trustees of the Portfolio, (xvii) compensation and expenses of Trustees of the Portfolio who are not members of BMR's organization, and (xviii) such non-recurring items as may arise, including expenses incurred in connection with litigation, proceedings and claims and any legal obligation of the Portfolio to indemnify its Trustees, officers and investors with respect thereto, to the extent not covered by insurance.

    For a description of the compensation that the Portfolio pays BMR under the Investment Advisory Agreement, see the Fund's current Prospectus. As at March 31, 1997, the Portfolio had net assets of $706,711,462. For the fiscal years ended March 31, 1997 and 1996, and for the period from the Portfolio's start of business, June 1, 1994 to March 31, 1995, the Portfolio paid BMR advisory fees of $3,683,894 $3,094,793, and $2,260,748, respectively (equivalent to 0.61%,
0.63% and 0.64% annualized of the Portfolio's average daily net assets for each such period).

    The Investment Advisory Agreement with BMR continues in effect from year to year so long as such continuance is approved at least annually (i) by the vote of a majority of the noninterested Trustees of the Portfolio cast in person at a meeting specifically called for the purpose of voting on such approval and (ii) by the Board of Trustees of the Portfolio or by vote of a majority of the outstanding voting securities of the Portfolio. The Agreement may be terminated at any time without penalty on sixty (60) days' written notice by the Board of Trustees of either party, or by vote of the majority of the outstanding voting securities of the Portfolio, and the Agreement will terminate automatically in the event of its assignment. The Agreement provides that BMR may render services to others. The Agreement also provides that BMR shall not be liable for any loss incurred in connection with the performance of its duties, or action taken or omitted under that Agreement, in the absence of willful misfeasance, bad faith, gross negligence in the performance of its duties or by reason of its reckless disregard of its obligations and duties thereunder, or for any losses sustained in the acquisition, holding or disposition of any security or other investment.

    IBT Trust Company (Cayman), Ltd. maintains the Portfolio's principal office and certain of its records and provides administrative assistance in connection with meetings of the Portfolio's Trustees and interestholders.

    As indicated in the Prospectus, Eaton Vance serves as Administrator of the Fund, but currently receives no compensation for providing administrative services to the Fund. Under its agreement with the Fund, Eaton Vance has been engaged to administer the Fund's affairs, subject to the supervision of the Trustees of the Trust, and shall furnish for the use of the Fund office space and all necessary office facilities, equipment and personnel for administering the affairs of the Fund.

    The Fund pays all of its own expenses including, without limitation, (i) expenses of maintaining the Fund and continuing its existence, (ii) its pro rata share of the Trust's registration under the 1940 Act, (iii) commissions, fees and other expenses connected with the purchase or sale of securities and other investments, (iv) auditing, accounting and legal expenses, (v) taxes and interest, (vi) governmental fees, (vii) expenses of issue, sale, repurchase and redemption of shares, (viii) expenses of registering and qualifying the Fund and its shares under federal and state securities laws and of preparing and printing prospectuses for such purposes and for distributing the same to shareholders and investors, and fees and expenses of registering and maintaining registrations of the Fund and of the Fund's principal underwriter, if any, as broker-dealer or agent under state securities laws, (ix) expenses of reports and notices to shareholders and of meetings of shareholders and proxy solicitations therefor,
(x) expenses of reports to governmental officers and commissions, (xi) insurance expenses, (xii) association membership dues, (xiii) fees, expenses and disbursements of custodians and subcustodians for all services to the Fund (including without limitation safekeeping of funds, securities and other investments, keeping of books and accounts and determination of net asset values), (xiv) fees, expenses and disbursements of transfer agents, dividend disbursing agents, shareholder servicing agents and registrars for all services to the Fund, (xv) expenses for servicing shareholder accounts, (xvi) any direct charges to shareholders approved by the Trustees of the Trust, (xvii) compensation and expenses of Trustees of the Trust who are not members of the Eaton Vance organization, and (xviii) such non-recurring items as may arise, including expenses incurred in connection with litigation, proceedings and claims and any legal obligation of the Trust to indemnify its Trustees and officers with respect thereto, to the extent not covered by insurance.


    BMR is a wholly-owned subsidiary of Eaton Vance. Eaton Vance and EV are both wholly-owned subsidiaries of EVC. BMR and Eaton Vance are both Massachusetts business trusts, and EV is the trustee of BMR and Eaton Vance. The Directors of EV are Landon T. Clay, M. Dozier Gardner, James B. Hawkes, and Benjamin A. Rowland, Jr. The Directors of EVC consist of the same persons and John G. L. Cabot and Ralph Z. Sorenson. Mr. Clay is chairman, Mr. Gardner is vice chairman and Mr. Hawkes is president and chief executive officer of EVC, BMR, Eaton Vance and EV. All of the issued and outstanding shares of Eaton Vance and EV are owned by EVC. All of the issued and outstanding shares of BMR are owned by Eaton Vance. All shares of the outstanding Voting Common Stock of EVC are deposited in a Voting Trust which expires on December 31, 1997, the Voting Trustees of which are Messrs. Clay, Gardner, Hawkes and Rowland and Thomas E. Faust, Jr. The Voting Trustees have unrestricted voting rights for the election of Directors of EVC. All of the outstanding voting trust receipts issued under said Voting Trust are owned by certain of the officers of BMR and Eaton Vance who are also officers or officers and Directors of EVC and EV. As of July 31, 1997, Messrs. Clay, Gardner and Hawkes each owned 24% of such voting trust receipts, and Messrs. Rowland and Faust owned 15% and 13%, respectively, of such voting trust receipts. Messrs. Dynner, Gardner and Hawkes are officers or Trustees of the Trust and/or the Portfolio and are members of the EVC, BMR, Eaton Vance and EV organizations. Messrs. Ahern, Chisholm, Normandeau, O'Neill, Murphy, O'Connor, Rynne, Talcott, Terry, Weilheimer and Woodbury and Ms. Sanders are officers of the Trust and/or the Portfolio and are also members of the BMR, Eaton Vance and EV organizations.


    Eaton Vance owns all the stock of Northeast Properties, Inc., which is engaged in real estate investment. EVC also owns 22% of the Class A shares of Lloyd George Management (B.V.I.) Limited, a registered investment adviser. EVC owns all the stock of Fulcrum Management, Inc. and MinVen, Inc., which are engaged in the precious metal mining venture investment and management. EVC, BMR, Eaton Vance and EV may also enter into other businesses.

    EVC and its affiliates and their officers and employees from time to time have transactions with various banks, including the custodian of the Fund and the Portfolio, IBT. It is Eaton Vance's opinion that the terms and conditions of such transactions were not and will not be influenced by existing or potential custodial or other relationships between the Fund or the Portfolio and such banks.

                                    CUSTODIAN

    IBT acts as custodian for the Fund and the Portfolio. IBT has the custody of all cash and securities representing the Fund's interest in the Portfolio and has custody of all the Portfolio's assets. Its subsidiary, IBT Fund Services (Canada) Inc., One First Canadian Place, King Street West, Toronto, Ontario, Canada, maintains the general ledger of the Portfolio and the Fund and computes the daily net asset value of interests in the Portfolio and the net asset value of shares of the Fund. In its capacity as custodian, IBT attends to details in connection with the sale, exchange, substitution, transfer or other dealings with the Portfolio's investments, receives and disburses all funds and performs various other ministerial duties upon receipt of proper instructions from the Fund and the Portfolio. IBT charges custody fees which are competitive within the industry. A portion of the fee relates to custody, bookkeeping and valuation services and is based upon a percentage of the Fund and Portfolio net assets, and a portion of the fee relates to activity charges, primarily the number of portfolio transactions. These fees are then reduced by a credit for cash balances of the particular investment company at the custodian equal to 75% of the 91-day, U.S. Treasury Bill auction rate applied to the particular investment company's average daily collected balances for the week. Landon T. Clay, a Director of EVC and an officer, Trustee or Director of other entities in the Eaton Vance organization, owns approximately 13% of the stock of Investors Financial Services Corp., the holding company parent of IBT. Management believes that such ownership does not create an affiliated person relationship between the Fund or the Portfolio and IBT under the 1940 Act.

    IBT also provides services in connection with the preparation of shareholder reports and the electronic filing of such reports with the Commission, for which it receives a separate fee.

                             SERVICE FOR WITHDRAWAL

    The Transfer Agent will send to the shareholder regular monthly or quarterly payments of any permitted amount designated by the shareholder (see "Eaton Vance Shareholder Services -- Withdrawal Plan" in the Fund's current Prospectus) based upon the value of the shares held. The checks will be drawn from share redemptions and, hence, although they are a return of principal, may require the recognition of a taxable gain or loss. Income dividends and capital gains distributions in connection with withdrawal accounts will be credited at net asset value as of the record date for each distribution. Continued withdrawals in excess of current income will eventually use up principal, particularly in a period of declining market prices. A shareholder may not have a withdrawal plan in effect at the same time he/she has authorized Bank Automated Investing or is otherwise making regular purchases of Fund shares. The shareholder, the Transfer Agent or the Principal Underwriter will be able to terminate the withdrawal plan at any time without penalty.

                        DETERMINATION OF NET ASSET VALUE

    The net asset value of the Portfolio is also computed by IBT (as agent and custodian for the Portfolio) by subtracting the liabilities of the Portfolio from the value of its total assets. Fixed-income securities (other than short-term obligations), will normally be valued on the basis of market valuations furnished by a pricing service. The pricing service uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities, various relationships between securities, and yield to maturity in determining value. Securities listed on securities exchanges or in the NASDAQ National Market are valued at closing sale prices. Unlisted or listed securities for which closing sale prices are not available are valued at the mean between the latest bid and asked prices. Short-term obligations maturing in sixty days or less are valued at amortized cost, which approximates market. Other assets are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio. The Fund and the Portfolio will be closed for business and will not price their respective shares or interests on the following business holidays:
New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

    Each investor in the Portfolio, including the Fund, may add to or reduce its investment in the Portfolio on each day the Exchange is open for trading ("Portfolio Business Day") as of the close of regular trading on the Exchange (the "Portfolio Valuation Time"). The value of each investor's interest in the Portfolio will be determined by multiplying the net asset value of the Portfolio by the percentage, determined on the prior Portfolio Business Day, which represented that investor's share of the aggregate interests in the Portfolio on such prior day. Any additions or withdrawals for the current Portfolio Business Day will then be recorded. Each investor's percentage of the aggregate interest in the Portfolio will then be recomputed as a percentage equal to a fraction (i) the numerator of which is the value of such investor's investment in the Portfolio as of the Portfolio Valuation Time on the prior Portfolio Business Day plus or minus, as the case may be, the amount of any additions to or withdrawals from the investor's investment in the Portfolio on the current Portfolio Business Day and (ii) the denominator of which is the aggregate net asset value of the Portfolio as of the Portfolio Valuation Time on the prior Portfolio Business Day plus or minus, as the case may be, the amount of the net additions to or withdrawals from the aggregate investment in the Portfolio on the current Portfolio Business Day by all investors in the Portfolio. The percentage so determined will then be applied to determine the value of the investor's interest in the Portfolio for the current Portfolio Business Day.

                             INVESTMENT PERFORMANCE

    Average annual total return is determined by multiplying a hypothetical initial purchase order of $1,000 by the average annual compound rate of return (including capital appreciation/depreciation, and distributions paid and reinvested) for the stated period and annualizing the result. The calculation assumes that all distributions are reinvested at net asset value on the reinvestment dates during the period, and a complete redemption of the investment and, if applicable, the deduction of the CDSC at the end of the period. For further information regarding the total return of the Fund, see "Performance Information" in the Fund's Part II.

    Yield is computed pursuant to a standardized formula by dividing net investment income per share earned during a recent thirty-day period by the maximum offering price (net asset value) per share on the last day of the period and annualizing the resulting figure. Net investment income per share is calculated from the yields to maturity of all debt obligations held by the Portfolio based on the market value of such obligations and from dividends from equity securities based on stated annual rates, exclusive of special or extra distributions, reduced by accrued Fund expenses for the period with the resulting number being divided by the average daily number of Fund shares outstanding and entitled to receive dividends during the period. This yield figure does not reflect the deduction of any CDSC which is imposed upon certain redemptions at the rates set forth under "How to Redeem Fund Shares" in the Fund's current Prospectus. For information concerning the yield of the Fund, see "Performance Information" in the Fund's Part II.

    The Principal Underwriter may also publish to Authorized Firms the Fund's distribution rate and/or its effective distribution rate. The Fund's distribution rate is computed by dividing the most recent monthly distribution per share annualized, by the current net asset value per share. The Fund's effective distribution rate is computed by dividing the distribution rate by the ratio (the days in a year divided by the accrual days of the monthly period) used to annualize the most recent monthly distribution and reinvesting the resulting amount for a full year on the basis of such ratio. The effective distribution rate will be higher than the distribution rate because of the compounding effect of the assumed reinvestment. Investors should note that the Fund's yield is calculated using a standardized formula the income component of which is computed from the yields to maturity of all debt obligations held by the Portfolio based on the market value of such obligations and from dividends from equity securities based on stated annual rates, exclusive of special or extra distributions, (with all purchases and sales of securities during such period included in the income calculation on a settlement date basis), whereas the distribution rate is based on the Fund's last monthly distribution which tends to be relatively stable and may be more or less than the amount of net investment income and short-term capital gain actually earned by the Fund during the month.

    The Fund's total return may be compared to related indices, such as the Consumer Price Index, and various domestic securities indicies, which may be used in advertisements and in information furnished to present or prospective shareholders. The Fund's performance may differ from that of other investors in the Portfolio, including the other investment companies.

    The Fund may provide information about Eaton Vance, its affiliates and other investment advisers to the funds in the Eaton Vance Family of Funds in sales material or advertisements provided to investors or prospective investors. Such material or advertisements may also provide information on the use of investment professionals by such investors.

    Information showing the effects of compounding interest may be included in advertisements and other material furnished to present and prospective shareholders. Compounding is the process of earning interest on principal plus interest that was earned earlier.

    Evaluations of the Fund's performance including ratings and rankings made by independent sources, e.g. Lipper Analytical Services, Inc., CDA/ Wiesenberger and Morningstar, Inc., may be used in advertisements and in information furnished to present or prospective shareholders. Information, charts and illustrations relating to inflation and the effects of inflation on the dollar may be included in advertisements and other material furnished to present and prospective shareholders.

    Information, charts and illustrations showing comparative historical information of high-yielding bonds as represented by The First Boston High Yield Index over 10-year U.S. Treasury bonds may be used in advertisements and other material furnished to present or prospective shareholders. The First Boston High Yield Index is an unmanaged index of 713 high-yielding securities. The principal and interest of U.S. Treasury bonds are guaranteed by the United States Government, while high yield bonds, sometimes referred to as "junk bonds", are of lower quality than investment-grade bonds and U.S. Government securities. Rates are given for illustrative purposes only and are not meant to imply or predict actual results of an investment in the Fund.

    Information used in advertisements and materials furnished to present and prospective investors may include statements or illustrations relating to the appropriateness of certain types of securities and/or mutual funds to meet specific financial goals. Such information may address:

        -- cost associated with aging parents;
        -- funding a college education (including its actual and estimated cost);
        -- health care expenses (including actual and projected expenses);
        -- long-term disabilities (including the availability of, and coverage provided by, disability insurance); and
        -- retirement (including the availability of social security benefits, the tax treatment of such benefits and statistics and other information relating to maintaining a particular standard of living and outliving existing assets).

    Such information may also address different methods for saving money and the results of such methods, as well as the benefits of investing in bond funds.

    The Fund may provide information about Eaton Vance, its affiliates and other investment advisers to the funds in the Eaton Vance Family of Funds in sales material or advertisements provided to investors or prospective investors. Such material or advertisements may also provide information on the use of investment professionals by such investors.

                                      TAXES
    Each series of the Trust is treated as a separate entity for federal income tax purposes. The Fund has elected to be treated and intends to qualify each year, as a regulated investment company ("RIC") under the Code. Accordingly, the Fund intends to satisfy certain requirements relating to sources of its income and diversification of its assets and to distribute substantially all of its ordinary income and net income in accordance with the timing requirements imposed by the Code, so as to maintain its RIC status and to avoid paying any federal income or excise tax. The Fund so qualified for its fiscal year ended March 31, 1997. Because the Fund invests substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements in order for the Fund to also satisfy these requirements. The Portfolio will allocate at least annually among its investors, including the Fund, each investor's distributive share of the Portfolio's net taxable and tax-exempt (if any) investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. For purposes of applying the requirements of the Code regarding qualification as a RIC, the Fund
(i) will be deemed to own its proportionate share of each of the assets of the Portfolio and (ii) will be entitled to the gross income of the Portfolio attributable to such share.

    In order to avoid incurring a federal excise tax obligation, the Code requires that the Fund distribute (or be deemed to have distributed) by December 31 of each calendar year at least 98% of its ordinary income for such year, at least 98% of its capital gain net income which is the excess of its realized capital gains over its realized capital losses), generally computed on the basis of the one-year period ending on October 31 of such year, after reduction by (i) any available capital loss carryforwards and (ii) 100% of any income from the prior year (as previously computed) that was not paid out during such year and on which the Fund paid no federal income tax. Under current law, provided that the Fund qualifies as a RIC and the Portfolio is treated as a partnership for Massachusetts and federal tax purposes, neither the Fund nor the Portfolio should be liable for any income, excise or franchise tax in the Commonwealth of Massachusetts.

    The Portfolio's transactions in options, futures contracts and forward contracts will be subject to special tax rules that may affect the amount, timing and character of the Fund's distributions to shareholders. For example, certain positions held by the Portfolio on the last business day of each taxable year will be "marked to market" (i.e., treated as if closed out on such day), and any resulting gain or loss will generally be treated as 60% long-term and 40% short-term capital gain or loss. Certain positions held by the Portfolio that substantially diminish the Portfolio's risk of loss with respect to other positions in its portfolio may constitute "straddles," which are subject to tax rules that may cause deferral of Portfolio losses, adjustments in the holding periods of Portfolio securities, and conversion of short-term capital losses into long-term capital losses. The Portfolio may have to limit its activities in options, futures contracts and forward contracts in order to enable the Fund to maintain its status.

    The Portfolio may be subject to foreign income tax withholding or other foreign taxes with respect to income (possibly including, in some cases, capital gains) arising from certain transactions in foreign securities. These taxes may be reduced or eliminated under the terms of an applicable tax convention between certain countries and the U.S. It is not expected that more than 50% of the value of the total assets of the Fund, taking into account its allocable share of the Portfolio's total assets at the close of any taxable year, of the Fund, will consist of securities issued by foreign corporations. Accordingly under the Code, the Fund will not be eligible to pass through to its shareholders their proportionate share of any foreign tax credits or deductions for foreign taxes paid by the Portfolio and allocated to the Fund. Certain foreign exchange gains and losses realized by the Fund will be treated as ordinary income and losses. Certain uses of foreign currency and foreign currency options, futures and forward contracts and investment by the Portfolio in certain "passive foreign investment companies" ("PFICs") may be limited or a tax election may be made, if available, in order to seek to preserve the Fund's qualification as a RIC and/or avoid imposition of an income tax on the Fund.

    The Portfolio's investment in zero coupon and certain securities will cause it to realize income prior to the receipt of cash payments with respect to these securities. Such income will be allocated daily to interests in the Portfolio and, in order to enable the Fund to distribute its proportionate share of this income and avoid a tax payable by the Fund, the Portfolio may be required to liquidate securities that it might otherwise have continued to hold in order to generate cash that the Fund may withdraw from the Portfolio to make distributions to Fund shareholders.

    Investments in lower-rated or unrated securities may present special tax issues for the Portfolio (and, hence, for the Fund) to the extent that the issuers of these securities default on their obligations pertaining thereto. The Code is not entirely clear regarding the federal income tax consequences of the Fund's taking certain positions in connection with ownership of such distressed securities. For example, the Code is unclear regarding: (i) when the Portfolio may cease to accrue interest, original issue discount, or market discount; (ii) when and to what extent deductions may be taken for bad debts or worthless securities; (iii) how payments received on obligations in default should be allocated between principal and income; and (iv) whether exchanges of debt obligations in a workout context are taxable.

    Any loss realized upon the sale or exchange of shares of the Fund with a tax holding period of 6 months or less will be treated as a long-term capital loss to the extent of any distribution treated as long-term capital gains with respect to such shares. All or a portion of any loss realized upon a taxable disposition of Fund shares may be disallowed under "wash sale" rules if other shares of the Fund are purchased (whether through the reinvestment of distributions or otherwise) within 30 days before or after such disposition.

    Amounts paid by the Fund to individuals and certain other shareholders who have not provided the Fund with their correct taxpayer identification number ("TIN") and certain certifications required by the Internal Revenue Service (the "IRS"), as well as shareholders with respect to whom the Fund has received certain information from the IRS or a broker, may be subject to "backup" withholding of federal income tax arising from the Fund's dividends and other distributions as well as the proceeds of redemption transactions (including repurchases and exchanges), at a rate of 31%. An individual's TIN is generally his or her social security number.

    Non-resident alien individuals, foreign corporations and certain other foreign entities generally will be subject to a U.S. withholding tax at a rate of 30% on the Fund's distributions from its ordinary income and the excess of its net short-term capital gain over its net long-term capital loss, unless the tax is reduced or eliminated by an applicable tax convention. Distributions from the excess of the Fund's net long-term capital gain over its net short-term capital loss received by such shareholders and any gain from the sale or other disposition of shares of the Fund generally will not be subject to U.S. federal income taxation, provided that non-resident alien status has been certified by the shareholder. Different U.S. tax consequences may arise if: (i) the shareholder is engaged in a trade or business in the United States, (ii) the shareholder is present in the United States for a sufficient period of time during a taxable year to be treated as a U.S. resident, (generally 180 days or more); or (iii) the shareholder fails to provide any required certifications regarding its status as a non-resident alien investor. Foreign shareholders should consult their tax advisers regarding the U.S. and foreign tax consequences of an investment in the Fund.

    The foregoing discussion does not address the special tax rules applicable to certain classes of investors, such as retirement plans, tax-exempt entities, insurance companies and financial institutions. Shareholders should consult their own tax advisers with respect to special tax rules that may apply in their particular situations, as well as the state, local, and, where applicable, foreign tax consequences of investing in the Fund.

                              PRINCIPAL UNDERWRITER

    Under the Distribution Agreement, the Principal Underwriter acts as principal in selling shares of the Fund. The expenses of printing copies of prospectuses used to offer shares to Authorized Firms or investors and other selling literature and of advertising is borne by the Principal Underwriter. The fees and expenses of qualifying and registering and maintaining qualifications and registrations of the Fund and its shares under federal and state securities laws are borne by the Fund. In addition, the Fund makes payments to the Principal Underwriter pursuant to its Distribution Plan as described in the Fund's current Prospectus; the provisions of the Plan relating to such payments are included in the Distribution Agreement. The Distribution Agreement is renewable annually by the Trust's Board of Trustees (including a majority of the noninterested Trustees who have no direct or indirect financial interest in the operation of the Fund's Distribution Plan or the Distribution Agreement), may be terminated on sixty days' notice either by such Trustees or by vote of a majority of the outstanding voting securities of the Fund or on six months' notice by the Principal Underwriter and is automatically terminated upon assignment. The Principal Underwriter distributes Fund shares on a "best efforts" basis under which it is required to take and pay for only such shares as may be sold. For the amount paid to the Principal Underwriter for acting as repurchase agent, see "Fees and Expenses" in Part II.

                         PORTFOLIO SECURITY TRANSACTIONS

    Decisions concerning the execution of portfolio security transactions, including the selection of the market and the executing firm, are made by BMR. BMR is also responsible for the execution of transactions for all other accounts managed by it.

    BMR places the portfolio security transactions of the Portfolio and of all other accounts managed by it for execution with many firms. BMR uses its best efforts to obtain execution of portfolio security transactions at prices which are advantageous to the Portfolio and (when a disclosed commission is being charged) at reasonably competitive commission rates. In seeking such execution, BMR will use its best judgment in evaluating the terms of a transaction, and will give consideration to various relevant factors including without limitation the size and type of the transaction, the general execution and operational capabilities of the executing firm, the nature and character of the market for the security, the confidentiality, speed and certainty of effective execution required for the transaction, the reputation, reliability, experience and financial condition of the firm, the value and quality of services rendered by the firm in other transactions, and the reasonableness of the commission or spread, if any. Transactions on United States stock exchanges and other agency transactions involve the payment by the Portfolio of negotiated brokerage commissions. Such commissions vary among different executing firms, and a particular firm may charge different commissions according to such factors as the difficulty and size of the transaction and the volume of business done with the broker-dealer. Transactions in foreign securities usually involve the payment of fixed brokerage commissions, which are generally higher than those in the United States. There is generally no stated commission in the case of securities traded in the over-the-counter markets, but the price paid or received by the Portfolio usually includes an undisclosed dealer markup or markdown. In an underwritten offering, the price paid by the Portfolio often includes a disclosed fixed commission or discount retained by the underwriter or dealer. Although commissions paid on portfolio security transactions will, in the judgment of BMR, be reasonable in relation to the value of the services provided, commissions exceeding those which another firm might charge may be paid to firms who were selected to execute transactions on behalf of the Portfolio and BMR's other clients for providing brokerage and research services to BMR.

    As authorized in Section 28(e) of the Securities Exchange Act of 1934, a broker or dealer who executes a portfolio transaction on behalf of the Portfolio may receive a commission which is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction if BMR determines in good faith that such compensation was reasonable in relation to the value of the brokerage and research services provided. This determination may be made on the basis of either that particular transaction or on the basis of overall responsibilities which BMR and its affiliates have for accounts over which they exercise investment discretion. In making any such determination, BMR will not attempt to place a specific dollar value on the brokerage and research services provided or to determine what portion of the commission should be related to such services. Brokerage and research services may include advice as to the value of securities, the advisability of investing in, purchasing, or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts; effecting securities transactions and performing functions incidental thereto (such as clearance and settlement); and the "Research Services" referred to in the next paragraph.

    It is a common practice in the investment advisory industry for the advisers of investment companies, institutions and other investors to receive research, statistical and quotation services, data, information and other services, products and materials which assist such advisers in the performance of their investment responsibilities ("Research Services") from broker-dealers which execute portfolio transactions for the clients of such advisers and from third parties with which such broker-dealers have arrangements. Consistent with this practice, BMR receives Research Services from many broker-dealer firms with which BMR places the portfolio transactions and from third parties with which these broker-dealers have arrangements. These Research Services include such matters as general economic and market reviews, industry and company reviews, evaluations of securities and portfolio strategies and transactions, recommendations as to the purchase and sale of securities and other portfolio transactions, financial, industry and trade publications, news and information services, pricing and quotation equipment and services, and research oriented computer hardware, software, data bases and services. Any particular Research Service obtained through a broker-dealer may be used by BMR in connection with client accounts other than those accounts which pay commissions to such broker-dealer. Any such Research Service may be broadly useful and of value to BMR in rendering investment advisory services to all or a significant portion of its clients, or may be relevant and useful for the management of only one client's account or of a few clients' accounts, or may be useful for the management of merely a segment of certain clients' accounts, regardless of whether any such account or accounts paid commissions to the broker-dealer through which such Research Service was obtained. The advisory fee paid by the Portfolio is not reduced because BMR receives such Research Services. BMR evaluates the nature and quality of the various Research Services obtained through broker-dealer firms and attempts to allocate sufficient commissions to such firms to ensure the continued receipt of Research Services which BMR believes are useful or of value to it in rendering investment advisory services to its clients.

    Subject to the requirement that BMR shall use its best efforts to seek to execute portfolio security transactions at advantageous prices and at reasonably competitive commission rates or spreads, BMR is authorized to consider as a factor in the selection of any broker-dealer firm with whom portfolio orders may be placed the fact that such firm has sold or is selling shares of the Fund or of other investment companies sponsored by BMR or Eaton Vance. This policy is not inconsistent with a rule of the National Association of Securities Dealers, Inc. (the "NASD"), which rule provides that no firm which is a member of the NASD shall favor or disfavor the distribution of shares of any particular investment company or group of investment companies on the basis of brokerage commissions received or expected by such firm from any source.

    Securities considered as investments for the Portfolio may also be appropriate for other investment accounts managed by BMR or its affiliates. Whenever decisions are made to buy or sell securities by the Portfolio and one or more of such other accounts simultaneously, BMR will allocate the security transactions (including "hot" issues) in a manner which it believes to be equitable under the circumstances. As a result of such allocations, there may be instances where the Portfolio will not participate in a transaction that is allocated among other accounts. If an aggregated order cannot be filled completely, allocations will generally be made on a pro rata basis. An order may not be allocated on a pro rata basis where, for example: (i) consideration is given to portfolio managers who have been instrumental in developing or negotiating a particular investment; (ii) consideration is given to an account with specialized investment policies that coincide with the particulars of a specific investment; (iii) pro rata allocation would result in odd-lot or de minimis amounts being allocated to a portfolio or other client; or (iv) where BMR reasonably determines that departure from a pro rata allocation is advisable. While these aggregation and allocation policies could have a detrimental effect on the price or amount of the securities available to the Portfolio from time to time, it is the opinion of the Trustees of the Trust and the Portfolio that the benefits from the BMR organization outweigh any disadvantage that may arise from exposure to simultaneous transactions.

    For the fiscal years ended March 31, 1997 and 1996, the Portfolio paid no brokerage commissions on portfolio transactions. During the period from the start of business, June 1, 1994 to March 31, 1995, the Portfolio paid brokerage commissions of $3,684 on portfolio security transactions, of which $569 was paid in respect of portfolio security transactions aggregating approximately $206,198 to firms which provided some research services to Eaton Vance (although many of such firms may have been selected in any particular transaction primarily because of their execution capabilities).

                                OTHER INFORMATION

    The Trust changed its name from Eaton Vance Government Obligations Trust on July 10, 1995. On August 1, 1995, the Fund was reorganized as a series of the Trust. Prior thereto, the Fund was a series of Eaton Vance High Income Trust. Eaton Vance, pursuant to its agreement with the Trust, controls the use of the words "Eaton Vance" and "EV" in the Fund's name and may use the words "Eaton Vance" and "EV" in other connections and for other purposes.

    As permitted by Massachusetts law, there will normally be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees of the Trust holding office have been elected by shareholders. In such an event, the Trustees then in office will call a shareholders' meeting for the election of Trustees. Except for the foregoing circumstances and unless removed by action of the shareholders in accordance with the Trust's by-laws, the Trustees shall continue to hold office and may appoint successor Trustees.

    The Trust's Declaration of Trust may be amended by the Trustees when authorized by vote of a majority of the outstanding voting securities of the Trust, the financial interests of which are affected by the amendment. The Trustees may also amend the Declaration of Trust without the vote or consent of shareholders to change the name of the Trust or any series or to make such other changes (such as reclassifying series or classes of shares or restructuring the Trust) as do not have a materially adverse effect on the financial interests of shareholders or if they deem it necessary to conform it to applicable federal or state laws or regulations. The Trust or any series or class thereof may be terminated by: (1) the affirmative vote of the holders of not less than two-thirds of the shares outstanding and entitled to vote at any meeting of shareholders of the Trust or the appropriate series or class thereof, or by an instrument or instruments in writing without a meeting, consented to by the holders of two-thirds of the shares of the Trust or a series or class thereof, provided, however, that, if such termination is recommended by the Trustees, the vote of a majority of the outstanding voting securities of the Trust or a series or class thereof entitled to vote thereon will be sufficient authorization; or
(2) by means of an instrument in writing signed by a majority of the Trustees, to be followed by a written notice to shareholders stating that a majority of the Trustees has determined that the continuation of the Trust or a series or a class thereof is not in the best interest of the Trust, such series or class or of their respective shareholders.

    Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. Numerous investment companies registered under the 1940 Act have been formed as Massachusetts business trusts, and management is not aware of an instance where such liability has been imposed. The Trust's Declaration of Trust contains an express disclaimer of liability on the part of the Fund shareholders and the Trust's By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. (The Declaration of Trust also contains provisions limiting the liability of a series or class to that series or class.) Moreover, the Trust's By-laws also provide for indemnification out of the property of the Fund of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. The assets of the Fund are readily marketable and will ordinarily substantially exceed its liabilities. In light of the nature of the Fund's business and the nature of its assets, management believes that the possibility of the Fund's liability exceeding its assets, and therefore the shareholder's risk of personal liability, is extremely remote.

    In accordance with the Declaration of Trust of the Portfolio, there will normally be no meetings of the investors for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees holding office have been elected by investors. In such an event the Trustees of the Portfolio then in office will call an investors' meeting for the election of Trustees. Except for the foregoing circumstances and unless removed by action of the investors in accordance with the Portfolio's Declaration of Trust, the Trustees shall continue to hold office and may appoint successor Trustees.

    The Declaration of Trust of the Portfolio provides that no person shall serve as a Trustee if investors holding two-thirds of the outstanding interest have removed him from that office either by a written declaration filed with the Portfolio custodian or by votes cast at a meeting called for that purpose. The Declaration of Trust further provides that under certain circumstances the investors may call a meeting to remove a Trustee and that the Portfolio is required to provide assistance in communicating with investors about such a meeting.

    The Portfolio's Declaration of Trust provides that the Fund and other entities permitted to invest in the Portfolio (e.g., other U.S. and foreign investment companies, and common and commingled trust funds) will each be liable for all obligations of the Portfolio. However, the risk of the Fund incurring financial loss on account of such liability is limited to circumstances in which both inadequate insurance exists and the Portfolio itself is unable to meet its obligations. Accordingly, the Trustees of the Trust believe that neither the Fund nor its shareholders will be adversely affected by reason of the Fund investing in the Portfolio.

    The Portfolio's Declaration of Trust provides that the Portfolio will terminate 120 days after the complete withdrawal of the Fund or any other investor in the Portfolio, unless either the remaining investors, by unanimous vote at a meeting of such investors, or a majority of the Trustees of the Portfolio, by written instrument consented to by all investors, agree to continue the business of the Portfolio. This provision is consistent with treatment of the Portfolio as a partnership for federal income tax purposes.

    The right to redeem shares of the Fund can be suspended and the payment of the redemption price deferred when the Exchange is closed (other than for customary weekend and holiday closings), during periods when trading on the Exchange is restricted as determined by the Commission, or during any emergency as determined by the Commission which makes it impracticable for the Portfolio to dispose of its securities or value its assets, or during any other period permitted by order of the Commission for the protection of investors.

                   INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

    Deloitte & Touche LLP, 125 Summer Street, Boston, Massachusetts, are the independent certified public accountants of the Fund, providing audit services, tax return preparation, and assistance and consultation with respect to the preparation of filings with the Commission. Deloitte & Touche, Grand Cayman, Cayman Islands, British West Indies, are the independent certified public accountants of the Portfolio.

                              FINANCIAL STATEMENTS

    The audited financial statements of, and the independent auditors' report for, the Fund and the Portfolio appear in the Fund's most recent annual report to shareholders and are incorporated by reference into this SAI. A copy of the annual report accompanies this SAI.

                     STATEMENT OF ADDITIONAL INFORMATION

                                   PART II

    This Part II provides information about EV MARATHON HIGH INCOME FUND. The Fund became a series of the Trust on August 1, 1995.

                              FEES AND EXPENSES
DISTRIBUTION PLAN
    During the fiscal year ended March 31, 1997, the Principal Underwriter paid to Authorized Firms sales commissions of $3,889,686 on sales of Fund shares. During the same period, the Fund made payments under the Plan to the Principal Underwriter aggregating $4,169,802, and the Principal Underwriter received approximately $1,289,000 in CDSCs imposed on early redeeming shareholders. These payments reduced uncovered distribution charges under the Plan. As at March 31, 1997 the outstanding uncovered distribution charges of the Principal Underwriter calculated under the Plan amounted to approximately $17,708,000. During the fiscal year ended March 31, 1997, the Fund made service fee payments to the Principal Underwriter and Authorized Firms aggregating $1,016,419 of which $1,010,359 was paid to Authorized Firms and the balance of which was retained by the Principal Underwriter.

PRINCIPAL UNDERWRITER
    The Fund has authorized the Principal Underwriter to act as its agent in repurchasing shares at the rate of $2.50 for each repurchase transaction handled by the Principal Underwriter. The Principal Underwriter estimates that the expenses incurred by it in acting as repurchase agent for the Fund will exceed the amounts paid therefor by the Fund. For the fiscal year ended March 31, 1997, the Fund paid the Principal Underwriter $12,092.50 for repurchase transactions handled by the Principal Underwriter.

TRUSTEES
    The fees and expenses of the noninterested Trustees of the Trust and of the Portfolio are paid by the Fund (and the other series of the Trust) and the Portfolio, respectively. (The Trustees of the Trust and the Portfolio who are members of the Eaton Vance organization receive no compensation from the Fund or the Portfolio.) During the fiscal year ended March 31, 1997, the noninterested Trustees of the Trust and the Portfolio earned the following compensation in their capacities as Trustees from the Fund, the Portfolio and the funds in the Eaton Vance fund complex(1):

                          AGGREGATE          AGGREGATE        TOTAL COMPENSATION
                        COMPENSATION       COMPENSATION         FROM TRUST AND
NAME                      FROM FUND       FROM PORTFOLIO         FUND COMPLEX
----                      ---------       --------------         ------------
Donald R. Dwight ......     $693              $4,190(2)            $145,000(5)
Samuel L. Hayes, III ..      629               4,200(3)             155,000(6)
Norton H. Reamer ......      626               4,060                145,000
John L. Thorndike .....      644               4,267(4)             148,750(7)
Jack L. Treynor .......      692               4,390                150,000

------------
(1) The Eaton Vance fund complex consists of 213 registered investment companies or series thereof.
(2) Includes $1,846 of deferred compensation.
(3) Includes $707 of deferred compensation.
(4) Includes $2,120 of deferred compensation.
(5) Includes $47,187 of deferred compensation.
(6) Includes $19,062 of deferred compensation.
(7) Includes $55,276 of deferred compensation.

                              DISTRIBUTION PLAN

    The Plan is designed to meet the requirements of Rule 12b-1 under the 1940 Act and the sales charge rule of the NASD. The purpose of the Plan is to compensate the Principal Underwriter for its distribution services and facilities provided to the Fund.

    The Plan provides that the Fund will pay sales commissions and distribution fees to the Principal Underwriter only after and as a result of the sale of shares of the Fund. On each sale of Fund shares (excluding reinvestment of distributions) the Fund will pay the Principal Underwriter amounts representing
(i) sales commissions equal to 5% of the amount received by the Fund for each share sold and (ii) distribution fees calculated by applying the rate of 1% over the prime rate then reported in The Wall Street Journal to the outstanding balance of uncovered distribution charges (as described below) of the Principal Underwriter.

    The amount payable by the Fund to the Principal Underwriter pursuant to the Plan as sales commissions and distribution fees with respect to each day will be accrued on such day as a liability of the Fund and will accordingly reduce the Fund's net assets upon such accrual, all in accordance with generally accepted accounting principles. The amount payable on each day by the Fund is limited to 1/365 of .75% of the Fund's net assets on such day. The level of the Fund's net assets changes each day and depends upon the amount of sales and redemptions of Fund shares, the changes in the value of the investments held by the Portfolio, the expenses of the Fund and the Portfolio accrued and allocated to the Fund on such day, income on portfolio investments of the Portfolio accrued and allocated to the Fund on such day, and any distributions declared on Fund shares. The Fund does not accrue possible future payments as a liability of the Fund or reduce the Fund's current net assets in respect of unknown amounts which may become payable under the Plan in the future because the standards for accrual of a liability under such accounting principles have not been satisfied.

    The Plan provides that the Fund will receive all CDSCs and will make no payments to the Principal Underwriter in respect of any day on which there are no outstanding uncovered distribution charges of the Principal Underwriter. CDSCs and accrued amounts will be paid by the Fund to the Principal Underwriter whenever there exist uncovered distribution charges under the Plan.

    In calculating daily the amount of uncovered distribution charges, distribution charges will include the aggregate amount of sales commissions and distribution fees theretofore paid plus the aggregate amount of sales commissions and distribution fees which the Principal Underwriter is entitled to be paid under the Plan since its inception. Payments theretofore paid or payable under the Plan by the Fund to the Principal Underwriter and CDSCs theretofore paid or payable to the Principal Underwriter will be subtracted from such distribution charges; if the result of such subtraction is positive, a distribution fee (computed at 1% over the prime rate then reported in The Wall Street Journal) will be computed on such amount and added thereto, with the resulting sum constituting the amount of outstanding uncovered distribution charges with respect to such day. The amount of outstanding uncovered distribution charges of the Principal Underwriter calculated on any day does not constitute a liability recorded on the financial statements of the Fund.

    The amount of uncovered distribution charges of the Principal Underwriter at any particular time depends upon various changing factors, including the level and timing of sales of Fund shares, the nature of such sales (i.e., whether they result from exchange transactions, reinvestments or from cash sales through Authorized Firms), the level and timing of redemptions of Fund shares upon which a CDSC will be imposed, the level and timing of redemptions of Fund shares upon which no CDSC will be imposed (including redemptions of Fund shares pursuant to the exchange privilege which result in a reduction of uncovered distribution charges), changes in the level of the net assets of the Fund, and changes in the interest rate used in the calculation of the distribution fee under the Plan. Periods with a high level of sales of Fund shares accompanied by a low level of early redemptions of Fund shares resulting in the imposition of CDSCs will tend to increase the time during which there will exist uncovered distribution charges of the Principal Underwriter.

    Currently, payments of sales commissions and distribution fees and of service fees may equal 1% of the Fund's average daily net assets per annum. For actual payments made by the Fund and the outstanding uncovered distribution charges of the Principal Underwriter, see "Fees and Expenses -- Distribution Plan" in this Part II. The Fund believes that the combined rate of all of these payments may be higher than the rate of payments made under distribution plans adopted by other investment companies pursuant to Rule 12b-1. Although the Principal Underwriter will use its own funds (which may be borrowed from banks) to pay sales commissions at the time of sale, it is anticipated that the Eaton Vance organization will profit by reason of the operation of the Plan through an increase in the Fund's assets (thereby increasing the advisory fee payable to BMR by the Portfolio) resulting from the sale of Fund shares and through amounts paid to the Principal Underwriter, including CDSCs pursuant to the Plan. The Eaton Vance organization may be considered to have realized a profit under the Plan if at any point in time the aggregate amounts theretofore received by the Principal Underwriter pursuant to the Plan and from CDSCs have exceeded the total expenses theretofore incurred by such organization in distributing shares of the Fund. Total expenses for this purpose will include an allocable portion of the overhead costs of such organization and its branch offices, which costs will include without limitation leasing expense, depreciation of building and equipment, utilities, communication and postage expense, compensation and benefits of personnel, travel and promotional expense, stationery and supplies, literature and sales aids, interest expense, data processing fees, consulting and temporary help costs, insurance, taxes other than income taxes, legal and auditing expense and other miscellaneous overhead items. Overhead is calculated and allocated for such purpose by the Eaton Vance organization in a manner deemed equitable to the Fund.

    The Plan continues in effect from year to year for so long as such continuance is approved at least annually by the vote of both a majority of (i) the noninterested Trustees of the Trust who have no direct or indirect financial interest in the operation of the Plan or any agreement related to the Plan (the "Rule 12b-1 Trustees") and (ii) all of the Trustees then in office, and the Distribution Agreement contains a similar provision. The Plan and Distribution Agreement may be terminated at any time by vote of a majority of the Rule 12b-1 Trustees or by a vote of a majority of the outstanding voting securities of the Fund. The Plan requires quarterly Trustee review of a written report of the amount expended under the Plan and the purposes for which such expenditures were made. The Plan may not be amended to increase materially the payments described therein without approval of the shareholders of the Fund and the Trustees. So long as the Plan is in effect, the selection and nomination of the noninterested Trustees shall be committed to the discretion of such Trustees.

    The Trustees of the Trust believe that the Plan will be a significant factor in the expected growth of the Fund's assets, and will result in increased investment flexibility and advantages which have benefited and will continue to benefit the Fund and its shareholders. Payments for sales commissions and distribution fees made to the Principal Underwriter under the Plan will compensate the Principal Underwriter for its services and expenses in distributing shares of the Fund. Service fee payments made to the Principal Underwriter and Authorized Firms under the Plan provide incentives to provide continuing personal services to investors and the maintenance of shareholder accounts. By providing incentives to the Principal Underwriter and Authorized Firms, the Plan is expected to result in the maintenance of, and possible future growth in, the assets of the Fund. Based on the foregoing and other relevant factors, the Trustees of the Trust have determined that in their judgment there is a reasonable likelihood that the Plan will benefit the Fund and its shareholders.

                           PERFORMANCE INFORMATION

    The table below indicates the cummulative and average annual total return on a hypothetical investment of $1,000 in the Fund covering the 1-, 5-, and 10-year periods ended March 31, 1997.

                         VALUE OF A $1,000 INVESTMENT

                                                   VALUE OF     VALUE OF
                                                  INVESTMENT   INVESTMENT
                                                    BEFORE        AFTER             TOTAL RETURN                TOTAL RETURN
                                                  DEDUCTING     DEDUCTING    BEFORE DEDUCTING THE CDSC    AFTER DEDUCTING THE CDSC
     INVESTMENT        INVESTMENT    AMOUNT OF     THE CDSC     THE CDSC*    -------------------------    ------------------------
       PERIOD             DATE      INVESTMENT    ON 3/31/97   ON 3/31/97     CUMULATIVE    ANNUALIZED    CUMULATIVE    ANNUALIZED
       ------             ----      ----------    ----------   ----------     ----------    ----------    ----------    ----------
10 Years
Ended 3/31/97           3/31/88       $1,000      $2,250.41     $2,250.41      125.04%         8.45%       125.04%         8.45%
5 Years
Ended 3/31/97           3/31/92       $1,000      $1,610.68     $1,591.11       61.07%        10.00%        59.11%         9.73%
1 Year
Ended 3/31/97           3/31/96       $1,000      $1,113.67     $1,063.67       11.37%        11.37%         6.37%         6.37%

    Past performance is not indicative of future results. Investment return and principal value will fluctuate; shares, when redeemed, may be worth more or less than their original cost.
----------
* No CDSC is imposed on certain redemptions. See the Fund's current Prospectus.

    For the thirty-day period ended March 31, 1997, the yield of the Fund was 8.65%.

             CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

    As of June 30, 1997, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of the Fund. As of June 30, 1997, Merrill Lynch, Pierce, Fenner & Smith, Inc., New Brunswick, NJ was the record owner of approximately 26.5% of the outstanding shares, which were held on behalf of its customers who are the beneficial owners of such shares, and as to which it had voting power under certain limited circumstances. To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the Fund's outstanding shares as of such date.

[LOGO]
EATON VANCE
-----------------------
           Mutual Funds

EV MARATHON
HIGH INCOME
FUND


STATEMENT OF ADDITIONAL INFORMATION
AUGUST 1, 1997


EV MARATHON
HIGH INCOME FUND
24 FEDERAL STREET
BOSTON, MA 02110

-------------------------------------------------------------------------------
INVESTMENT ADVISER OF HIGH INCOME PORTFOLIO
Boston Management and Research, 24 Federal Street, Boston, MA 02110

ADMINISTRATOR OF EV MARATHON HIGH INCOME FUND
Eaton Vance Management, 24 Federal Street, Boston, MA 02110

PRINCIPAL UNDERWRITER
Eaton Vance Distributors, Inc., 24 Federal Street, Boston, MA 02110
(800) 225-6265

CUSTODIAN
Investors Bank & Trust Company, 200 Clarendon Street, Boston, MA 02116

TRANSFER AGENT
First Data Investor Services Group, P.O. Box 5123, Westborough, MA 01581-5123
(800) 262-1122

AUDITORS
Deloitte & Touche LLP, 125 Summer Street, Boston, MA 02110


                                                                     M-HISAI

[LOGO OF EATON VANCE    Investing
 APPEARS HERE]
                        for the

                        21st

                        Century

                                                       [PHOTO OF PHONE-STOCK
                                                       CERTIFICATE APPEARS HERE]

      Annual Report March 31, 1997


[PHOTO OF THE STATUE OF
PAUL REVERE APPEARS HERE]

                                      EV

                                   MARATHON

                                  HIGH INCOME

                                     FUND



                                 Eaton Vance
                     Global Management-Global Distribution

[PHOTO OF ROWES WHARF BOSTON
FROM THE WATER APPEARS HERE]


                                                                 M a r a t h o n

EV Marathon High Income Fund as of March 31, 1997

LETTER TO SHAREHOLDERS

[PHOTO OF M. DOZIER GARDNER, PRESIDENT APPEARS HERE]

EV Marathon High Income Fund had a total return of 11.4% for the year ended March 31, 1997. That return was the result of a rise in net asset value per share from $7.10 on March 31, 1996 to $7.22 on March 31, 1997, and the reinvestment of $0.657 in dividends. The return does not include the effect of the Fund's contingent deferred sales charge on certain redeeming shareholders. By comparison, the Lehman Brothers High Yield Bond Index - a widely recognized, unmanaged index of high-yield corporate bonds - had a total return of 10.6% for the same period.*

Based on the Fund's most recent dividend and a net asset value of $7.22, the Fund had a distribution rate of 9.0% at March 31.

While a strong economy upset the Treasury market, high-yield bonds turned in a solid performance...

Most data showed the economy continuing to advance at a fairly strong pace in the past year. Job creation was stronger than expected, while consumers remained confident. While the strong U.S. dollar somewhat dampened export trade, industrial activity was fairly robust, with few signs of excess inventories. Not surprisingly, the Treasury bond market reacted negatively to the strong economic news. However, the high-yield market benefited as the relatively strong economy led to good corporate earnings and improved interest coverage.

The high-yield market grew during the fiscal year, accompanied by strong investor demand...

While high-yield bond issuance was again formidable - $74 billion in 1996 alone
- demand from investors was more than sufficient to meet the increased supply. Meanwhile, market capitalization grew from $300 billion to $354 billion, the largest market growth in more than a decade. Finally, as the liquidity and trading characteristics of high-yield bonds continued to improve, they again attracted a widening universe of investors, drawing new buyers, for example, from insurance companies and pension funds.

1997 should bring more opportunities in the high-yield market...

The trends we've noted above contributed to an excellent climate for high-yield bonds during the past year, and we believe this market continues to represent outstanding long-term opportunities. In the pages that follow, portfolio managers Hooker Talcott, Jr. and Michael Weilheimer review the past year and comment on the year ahead.

                                                 Sincerely,

                                                 /s/ M. Dozier Gardner

                                                 M. Dozier Gardner
                                                 President
                                                 May 9, 1997



--------------------------------------------------------------------------------

Fund Information
as of March 31, 1997

Performance/1/ - Average Annual Total Returns
-----------------------------------------------------------------------

At net asset value
-----------------------------------------------------------------------
One year                                                        11.4%
Five year                                                       10.0
Ten year                                                         8.5


SEC Average Annual Total Returns (including applicable CDSC)
-----------------------------------------------------------------------
One year                                                         6.4%
Five year                                                        9.7
Ten year                                                         8.5

Ten Largest Holdings/2/By total net assets
-----------------------------------------------------------------------
United International Holdings                                    1.6%
Specialty Foods Acquisition Corp.                                1.5
Allied Waste NA                                                  1.4
Kaiser Aluminum & Chemical Corp.                                 1.4
Marcus Cable Operating Co.                                       1.3
Overhead Door Corp.                                              1.3
Diamond Cable Communications Co.                                 1.2
Newsquest Capital Corp.                                          1.2
Imo Industries                                                   1.2
Shared Tech/Fairchild Inc.                                       1.2

/1/ Average annual total returns are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC average annual returns reflect applicable CDSC on following schedule: 5% - 1st year; 5% - 2nd year; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year..

/2/ Ten largest holdings account for 13.3% of the Portfolio's investments, determined by dividing the total market value of the holdings by the total net assets of the Portfolio. Holdings are subject to change.

 *  It is not possible to invest directly in the Index.

    Past performance is no guarantee of future results. The value of an investment in the Fund may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

EV Marathon High Income Fund as of March 31, 1997

Management Discussion


An interview with Hooker Talcott, Jr., and Michael Weilheimer, co-portfolio managers of High Income Portfolio.

Q: Hooker, how would you characterize the high-yield market during the past year?

A: Mr. Talcott: The past year was generally characterized by strong performance and volatile interest rates. Quality spreads -- the yield differential between high-yield bonds and U.S. Treasury bonds -- narrowed to record lows during the period. By the end of the fiscal year on March 31, spreads were as low as 300 basis points (3%), as narrow as we've ever seen. The dramatic outperformance of the high-yield sector can be seen by comparing the Fund's 11.4% total return with the 4.2% return of the Lehman Brothers U.S. Treasury Index,/1/ an unmanaged index of U.S. Treasury securities. The strong showing of the high-yield market was a function of several trends, most notably, a growing economy and continued low-inflation.


[PHOTO OMITTED]
Hooker Talcott, Jr.
Portfolio Manager


    Toward the very end of the period, the market gave ground somewhat as inflation concerns, a continuing Fed watch, and a selloff in some of the media and communications sectors pulled the market lower. Given the strength of the market earlier in the year, the correction was not at all unexpected.

Q: You indicated that the market was volatile. What contributed to that volatility?

A: Mr. Weilheimer: The market's volatility was due, in part, to the shifting views on inflation. Investors tempered their relative optimism over the inflation outlook with concern that inflation might reawaken at some point. A look at the numbers is helpful.

    On March 31, 1996, ten-year Treasury yields were 6.31%; by August, inflation concerns pushed those yields up to 6.92%; by November, investor sentiment had shifted, with lower inflation numbers prompting a rally and sending yields falling to 6.05%; that rally was short-lived, however, as renewed fears of inflation and intervention by the Federal Reserve pushed yields back up to 6.90% at the end of March. Thus, it was clearly a very active period on the interest rate front.

[PHOTO OMITTED]
Michael Weilheimer
Portfolio Manager

Q:  Where were your largest investments?

A: Mr. Talcott: Media and communications bonds -- including telecommunications, cable, cellular,

--------------------------------------------------------------------------------

Five Largest Industry Positions
----------------------------------------
By total net assets
Broadcast/Cable                    10.9%
Communication Services              9.5%
Oil/Gas                             7.6%
Foods                               6.9%
Chemicals                           6.0%


Ratings Distribution/2/
----------------------------------------
By total net assets

[PIE CHART APPEARS HERE]

Aaa                3.9%
Ba                 9.3%
B1                13.9%
B2                23.8%
B3                38.0%
Caa                6.2%
Non-Rated          4.3%

/1/ It is not possible to invest directly in the Index.

/2/ Ratings are issued by Moody's Investors Service, a major independent ratings agency.

    Because the Fund is actively managed, ratings and weightings are subject to change.


   Fund shares are not guaranteed by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

EV Marathon High Income Fund as of March 31, 1997

MANAGEMENT DISCUSSION CONT'D


    broadcasting, radio and media - remained our largest sector weightings. Telecom and media bonds have represented an increasingly large segment of the high-yield market in recent months, over 35% of total market capitalization. And in terms of new issuance, the sector has accounted for around 40% of new supply. While the sector has performed well in recent years, it underwent a correction in March. Typically, telecom companies, which initially have large capital expenditures and therefore little in the way of earnings, are valued on a discounted cash flow basis. In the past year, market sentiment pushed valuations to high levels. The subsequent correction in the telecom group contributed to the decline in the broader market. However, at these lower levels, telecom bonds represent value, and we remain positive about our positions.

Q:  Have you made any adjustments to the Portfolio in recent months?

A: Mr. Weilheimer: Yes. We've reduced our exposure to cyclicals, paring our investments in sectors such as steels, chemicals, and papers. While the economy has fared relatively well in recent months, we're increasingly sensitive to the Federal Reserve's bias for higher interest rates. Given the fact that the economy has not undergone a recession in six years, it's impossible to rule out a somewhat slower economy in a rising interest rate environment. Therefore, we've added recession-resistant names to the mix.

Q:  In what areas have you increased your investments?

A: Mr. Weilheimer: We've added to the Portfolio's investments in sectors such as food processing and grocery chains. These businesses tend to be less dependent on the economic cycle and, therefore, less vulnerable to a possible slowdown. Star Market, a leading New England-based supermarket chain, is a good example. Given their unequalled store locations, Star is very well positioned in an increasingly competitive marketplace. The company has recently installed a new management team that has enlarged and remodeled stores, improved the company's merchandizing strategy, and streamlined operations. Over time, we expect those changes to make a positive impact on the company's operations and its balance sheet.

Q:  Were there any other areas where you made new commitments?

A: Mr. Talcott: Yes. One recent investment was Allied Waste, the fourth largest waste management company in the U.S. The waste industry is not as GDP-sensitive as the deep cyclicals, and has undergone a good deal of consolidation in recent years. For its part, Allied recently purchased a division of Laidlaw Industries, a competitor in the waste hauling business. Through strategic purchases and consolidations, Allied is matching its hauling routes with landfills in specific geographic areas. That strategy has afforded the company good business synergies and helped cut costs. The company has improved its balance sheet and could very well see a rating upgrade within the next year. So we're enthusiastic about the company's prospects.

Q:  Any other examples of new investments?

A: Mr. Weilheimer: Yes. Unlike many manufacturing sectors, aircraft components makers like Hawk Corporation are less sensitive to the ebb and flow of the economy than to their own industry product cycle; that is, domestic and foreign demand for new aircraft. Accordingly, with the debut of a new generation of aircraft in the U.S. and Europe, as well as rising demand from emerging economies, there has been a surge in orders for aircraft components. Hawk makes components in aircraft braking systems, and the company has been a major beneficiary of large new orders to Boeing.

Q: There was a good deal of corporate finance activity during the year, including mergers and IPOs. Did they have an impact on the Fund?

A: Mr. Talcott: Yes. We have long maintained a focus on companies with the ability to improve their balance sheets, and the rise in corporate finance activity has created many new opportunities. The large volume of initial public offerings (IPOs) was helpful to the high yield market in that companies with sustainable earnings power have issued stock, thus improving their balance sheets. That, in turn, has made their outstanding bonds more attractive.

    The Fund was also a beneficiary of a number of buyouts during the past year, in which some issuers of high-yield bonds, including Overhead

EV Marathon High Income Fund as of March 31, 1997

MANAGEMENT DISCUSSION CONT'D

    Door and Monarch Marking, each a holding of the Portfolio, have been bought by investment-grade companies. Typically, when companies like these are bought by investment-grade companies, the outstanding debt of the acquired company is upgraded. That is, naturally, a positive development for the Fund. Currently, another Portfolio investment, Videotron UK, is in the process of being merged into a subsidiary of Cable & Wireless, a large U.K.- based telecom company.

Q:  Looking ahead, what is your outlook for the high-yield market?

A: Mr. Talcott: I believe that the outlook for the high yield market is sound. Following a strong performance through much of the past year, the high-yield market corrected slightly late in the period. In my view, that is a healthy development, as value has now returned to the market. Naturally, past trends cannot guarantee future performance. But with the economy continuing to generate growth, and inflation seemingly under control, the climate appears positive for the high-yield sector. Importantly, the large supply of new issues continues to receive a warm welcome from income-oriented investors. The Portfolio remains well-positioned to uncover value and opportunities for those investors in the year ahead.

Fund Performance
--------------------------------------------------------------------------------
In accordance with guidelines issued by the Securities and Exchange Commission, we are including a performance chart that compares your Fund's total return with that of a broad-based investment index. The lines on the chart represent the total returns of $10,000 hypothetical investments in EV Marathon High Income Fund and the unmanaged Lehman Brothers High Yield Bond Index.

The green line on the chart represents the Fund's performance at net asset value. The Fund's total return figure reflects Fund expenses and transaction costs, and assumes the reinvestment of income dividends and capital gain distributions.

The black line represents the performance of the Lehman Brothers High Yield Bond Index, an unmanaged index of municipal bonds. The Index's total return does not reflect any commissions or expenses that would be incurred if an investor individually purchased or sold the securities represented in the Index. It is not possible to invest directly in the Index.


Comparison of Change in Value of a $10,000 Investment in EV Marathon High Income Fund vs. Lehman Brothers High Yield Bond Index
From March 31, 1987, through March 31, 1997

[LINE GRAPH APPEARS HERE]




                        EV Marathon High Income Fund vs.
                        Lehman High Yield Bond Index



                   EV Marathon High Income Fund      High Yield Bond Index
  Date                        Fund                           LHYBI

     3/31/87               $10,000                         $10,000
     4/30/87                $9,804                          $9,652
     5/31/87                $9,719                          $9,721
     6/30/87                $9,830                          $9,846
     7/31/87                $9,842                          $9,873
     8/31/87                $9,923                          $9,934
     9/30/87                $9,728                          $9,621
    10/31/87                $9,326                          $9,306
    11/30/87                $9,520                          $9,574
    12/31/87                $9,636                          $9,805
     1/31/88                $9,813                         $10,132
     2/28/88               $10,069                         $10,461
     3/31/88               $10,152                         $10,352
     4/30/88               $10,256                         $10,431
     5/31/88               $10,317                         $10,446
     6/30/88               $10,476                         $10,599
     7/31/88               $10,636                         $10,669
     8/31/88               $10,722                         $10,653
     9/30/88               $10,831                         $10,787
    10/31/88               $10,958                         $10,917
    11/30/88               $11,039                         $10,982
    12/31/88               $11,208                         $11,034
     1/31/89               $11,268                         $11,228
     2/28/89               $11,356                         $11,252
     3/31/89               $11,327                         $11,165
     4/30/89               $11,344                         $11,212
     5/31/89               $11,503                         $11,429
     6/30/89               $11,636                         $11,571
     7/31/89               $11,674                         $11,556
     8/31/89               $11,688                         $11,595
     9/30/89               $11,672                         $11,400
    10/31/89               $11,458                         $11,130
    11/30/89               $11,330                         $11,108
    12/31/89               $11,335                         $11,126
     1/31/90               $11,071                         $10,886
     2/28/90               $10,588                         $10,662
     3/31/90               $10,405                         $10,941
     4/30/90               $10,490                         $10,923
     5/31/90               $10,691                         $11,134
     6/30/90               $10,902                         $11,403
     7/31/90               $11,144                         $11,710
     8/31/90               $10,626                         $11,044
     9/30/90                $9,900                         $10,237
    10/31/90                $9,572                          $9,700
    11/30/90                $9,361                         $10,003
    12/31/90                $9,243                         $10,059
     1/31/91                $9,138                         $10,335
     2/28/91                $9,674                         $11,466
     3/31/91               $10,110                         $12,141
     4/30/91               $10,865                         $12,639
     5/31/91               $10,901                         $12,662
     6/30/91               $11,259                         $13,036
     7/31/91               $11,694                         $13,454
     8/31/91               $11,833                         $13,763
     9/30/91               $12,084                         $13,954
    10/31/91               $12,522                         $14,420
    11/30/91               $12,666                         $14,495
    12/31/91               $12,787                         $14,704
     1/31/92               $13,302                         $15,222
     2/28/92               $13,648                         $15,598
     3/31/92               $13,973                         $15,791
     4/30/92               $14,124                         $15,851
     5/31/92               $14,334                         $16,075
     6/30/92               $14,531                         $16,226
     7/31/92               $14,726                         $16,471
     8/31/92               $14,915                         $16,687
     9/30/92               $15,009                         $16,857
    10/31/92               $14,787                         $16,619
    11/30/92               $14,855                         $16,828
    12/31/92               $15,062                         $17,020
     1/31/93               $15,319                         $17,516
     2/28/93               $15,656                         $17,824
     3/31/93               $15,847                         $18,054
     4/30/93               $15,973                         $18,211
     5/31/93               $16,213                         $18,428
     6/30/93               $16,527                         $18,815
     7/31/93               $16,710                         $18,997
     8/31/93               $16,749                         $19,157
     9/30/93               $16,736                         $19,206
    10/31/93               $17,103                         $19,594
    11/30/93               $17,321                         $19,688
    12/31/93               $17,611                         $19,933
     1/31/94               $17,958                         $20,365
     2/28/94               $18,070                         $20,312
     3/31/94               $17,476                         $19,544
     4/30/94               $17,271                         $19,412
     5/31/94               $17,372                         $19,422
     6/30/94               $17,414                         $19,482
     7/31/94               $17,338                         $19,647
     8/31/94               $17,314                         $19,786
     9/30/94               $17,314                         $19,787
    10/31/94               $17,319                         $19,834
    11/30/94               $17,108                         $19,584
    12/31/94               $17,292                         $19,728
     1/31/95               $17,366                         $19,996
     2/28/95               $17,811                         $20,681
     3/31/95               $17,914                         $21,904
     4/30/95               $18,407                         $21,436
     5/31/95               $18,804                         $22,037
     6/30/95               $18,824                         $22,184
     7/31/95               $19,113                         $22,457
     8/31/95               $19,015                         $22,527
     9/30/95               $19,143                         $22,804
    10/31/95               $19,163                         $22,879
    11/30/95               $19,343                         $23,147
    12/31/95               $19,690                         $23,511
     1/31/96               $19,989                         $23,925
     2/28/96               $20,286                         $23,944
     3/31/96               $20,208                         $23,927
     4/30/96               $20,369                         $23,980
     5/31/96               $20,583                         $24,124
     6/30/96               $20,582                         $24,324
     7/31/96               $20,730                         $24,437
     8/31/96               $21,039                         $24,701
     9/30/96               $21,594                         $25,296
    10/31/96               $21,627                         $25,491
    11/30/96               $22,004                         $25,994
    12/31/96               $22,404                         $26,180
     1/31/97               $22,578                         $26,435
     2/28/97               $23,010                         $26,873
     3/31/97               $22,505                         $26,472





Average Annual Total Returns
-------------------------------------------------
At Net Asset Value
-------------------------------------------------
One year                                11.4%
Five years                              10.0
Ten years                                8.5
Value at 3/31/97                     $22,505


Including Maximum Applicable CDSC
-------------------------------------------------
One year                                 6.4%
Five years                               9.7
Ten years                                8.5
Value at 3/31/97                     $22,505




   Source: Towers Data Systems, Bethesda, MD.

* Index information is available only at month-end; therefore, the line comparison begins at the next month-end following the commencement of the Fund's investment operations.

   Past performance is not indicative of future results. Investment returns and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

EV Marathon High Income Fund as of March 31, 1997

FINANCIAL STATEMENTS

Statement of Assets and Liabilities


As of March 31, 1997

Assets
--------------------------------------------------------------------------------
Investment in High Income Portfolio, at value (Note 1A)
     (identified cost, $589,138,886)                               $600,276,857
Receivable for Fund shares sold                                       1,546,292
--------------------------------------------------------------------------------
Total assets                                                       $601,823,149
--------------------------------------------------------------------------------


Liabilities
--------------------------------------------------------------------------------
Dividends payable                                                  $  2,060,122
Payable for Fund shares redeemed                                      1,096,908
Payable to affiliate for Trustees' fees                                     800
Accrued expenses                                                        392,357
--------------------------------------------------------------------------------
Total liabilities                                                  $  3,550,187
--------------------------------------------------------------------------------
Net Assets for 82,807,650 shares of
     beneficial interest outstanding                               $598,272,962
--------------------------------------------------------------------------------


Sources of Net Assets
--------------------------------------------------------------------------------
Paid-in capital                                                    $660,682,340
Accumulated net realized loss on investments
    (computed on the basis of identified cost)                      (71,487,227)
Accumulated distributions in excess of net                           (2,060,122)
    investment income
Net unrealized appreciation of investments (computed
    on the basis of identified cost)                                 11,137,971
--------------------------------------------------------------------------------
Total                                                              $598,272,962
--------------------------------------------------------------------------------


Net Asset Value, Offering and Redemption
Price Per Share (Note 6)
--------------------------------------------------------------------------------
($598,272,962 / 82,807,650 shares of
     beneficial interest outstanding)                              $       7.22
--------------------------------------------------------------------------------

Statement of Operations


For the Year Ended
March 31, 1997

Investment Income (Note 1B)
--------------------------------------------------------------------------------
Interest income allocated from Portfolio                           $ 59,656,201
Dividend income allocated from Portfolio                                 57,845
Expenses allocated from Portfolio                                    (3,735,080)
--------------------------------------------------------------------------------
Net investment income from Portfolio                               $ 55,978,966
--------------------------------------------------------------------------------


Expenses
--------------------------------------------------------------------------------
Compensation of Trustees not members of the
     Administrator's organization (Note 4)                         $      3,245
Distribution fees (Note 5)                                            5,261,749
Transfer and dividend disbursing agent fees                             550,343
Printing and postage                                                    146,061
Registration fees                                                        70,048
Custodian fee                                                            24,750
Legal and accounting services                                            14,073
Miscellaneous                                                            35,014
--------------------------------------------------------------------------------
Total expenses                                                     $  6,105,283
--------------------------------------------------------------------------------


Net investment income                                              $ 49,873,683
--------------------------------------------------------------------------------


Realized and Unrealized
Gain (Loss) from Portfolio
--------------------------------------------------------------------------------
Net realized gain (loss) --
     Investment transactions (identified cost basis)               $ (3,889,847)
--------------------------------------------------------------------------------
Net realized loss on investment transactions                       $ (3,889,847)
--------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
     Investment transactions                                       $ 13,832,420
--------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)
     of investments                                                $ 13,832,420
--------------------------------------------------------------------------------

Net realized and unrealized gain on investments                    $  9,942,573
--------------------------------------------------------------------------------

Net increase in net assets from operations                         $ 59,816,256
--------------------------------------------------------------------------------

                       See notes to financial statements

EV Marathon High Income Fund as of March 31, 1997

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease)                Year Ended             Year Ended
in Net Assets                      March 31, 1997         March 31, 1996
----------------------------------------------------------------------------
From operations --
    Net investment income            $  49,873,683         $  44,975,939
    Net realized loss on
        investment transactions         (3,889,847)           (5,110,133)
    Net change in unrealized
        appreciation
        (depreciation)
        of investments                  13,832,420            17,157,192
----------------------------------------------------------------------------
Net increase in net assets
    from operations                  $  59,816,256         $  57,022,998
----------------------------------------------------------------------------
Distributions to shareholders
    (Note 2) --
    From net investment income       $ (49,873,683)        $ (44,975,939)

    In excess of net
        investment income                 (446,941)             (625,821)
----------------------------------------------------------------------------
Total distributions to
    shareholders                     $ (50,320,624)        $ (45,601,760)
----------------------------------------------------------------------------

Transactions in shares of
    beneficial interest (Note 3) --

    Proceeds from sale of shares     $ 175,363,195         $ 153,699,352

    Net asset value of shares
        issued to shareholders
        in payment of
        distributions declared          15,276,268            14,446,691

    Cost of shares redeemed            (98,827,713)         (121,772,551)
----------------------------------------------------------------------------
Net increase in net assets
    from Fund share
    transactions                     $  91,811,750         $  46,373,492
----------------------------------------------------------------------------

Net increase in net assets           $ 101,307,382         $  57,794,730
----------------------------------------------------------------------------


Net Assets
----------------------------------------------------------------------------
At beginning of year                 $ 496,965,580         $ 439,170,850
----------------------------------------------------------------------------
At end of year                       $ 598,272,962         $ 496,965,580
----------------------------------------------------------------------------


Accumulated distributions
in excess of net investment
income included in
net assets
----------------------------------------------------------------------------
At end of year                       $  (2,060,122)        $  (2,044,407)
----------------------------------------------------------------------------

                       See notes to financial statements

EV Marathon High Income Fund as of March 31, 1997

FINANCIAL STATEMENTS CONT'D

Financial Highlights

                                                                                         Year Ended March 31,
                                                                    ----------------------------------------------------------------
                                                                       1997         1996         1995          1994         1993
------------------------------------------------------------------------------------------------------------------------------------
Net asset value --  Beginning of year                               $  7.100     $  6.920     $  7.450      $  7.480     $  7.380
------------------------------------------------------------------------------------------------------------------------------------


Income from operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                               $  0.652     $  0.665     $  0.671      $  0.697     $  0.767

Net realized and unrealized gain (loss) on investments                 0.120        0.189       (0.507)        0.047        0.170
------------------------------------------------------------------------------------------------------------------------------------
Total income from operations                                        $  0.772     $  0.854     $  0.164      $  0.744     $  0.937
------------------------------------------------------------------------------------------------------------------------------------


Less distributions
------------------------------------------------------------------------------------------------------------------------------------
From net investment income                                          $ (0.646)    $ (0.665)    $ (0.671)     $ (0.697)    $ (0.767)

In excess of net investment income                                    (0.006)      (0.009)      (0.023)       (0.077)      (0.070)
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                 $ (0.652)    $ (0.674)    $ (0.694)     $ (0.774)    $ (0.837)
------------------------------------------------------------------------------------------------------------------------------------


Net asset value -- End of year                                      $  7.220     $  7.100     $  6.920      $  7.450     $  7.480
------------------------------------------------------------------------------------------------------------------------------------


Total Return /(1)/                                                     11.37%       12.80%        2.51%        10.28%       13.41%
------------------------------------------------------------------------------------------------------------------------------------


Ratios/Supplemental Data
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of year (000 omitted)                               $598,273     $496,966     $439,171      $399,259     $332,854
Ratio of net expenses to average daily net assets /(2)/                 1.77%        1.78%        1.78%         1.82%        2.09%
Ratio of net investment income to average daily net assets              8.97%        9.38%        9.52%         9.09%       10.31%

Portfolio Turnover /(3)/                                                 --           --            11%           96%          91%
------------------------------------------------------------------------------------------------------------------------------------

/(1)/ Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed to be reinvested at the net asset value on the payable date. Total return is not computed on an annualized basis.

/(2)/ Includes the Fund's share of its corresponding Portfolio's allocated expenses.

/(3)/ Portfolio Turnover represents the rate of portfolio activity for the period while the Fund was making investments directly in securities. The portfolio turnover rate for the period since the Fund transferred substantially all of its investable assets to the Portfolio is shown in the Portfolio's financial statements which are included elsewhere in this report.


                       See notes to financial statements

EV Marathon High Income Fund as of March 31, 1997

NOTES TO FINANCIAL STATEMENTS


1   Significant Accounting Policies
    ----------------------------------------------------------------------------
    EV Marathon High Income Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Fund invests all of its investable assets in interests in the High Income Portfolio (the Portfolio), a New York Trust, having the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (84.9% at March 31, 1997). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

    A Investment Valuations -- Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

    B Income -- The Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with generally accepted accounting principles.

    C Federal Taxes -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. At March 31, 1997, the Fund, for federal income tax purposes, had a capital loss carryover of $69,870,385, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryover will expire on March 31, 1999 ($21,013,203), 2000 ($23,278,421), 2003 ($12,690,352), 2004
    ($5,868,015) and 2005 ($7,020,394), respectively. Additionally, net losses of $1,523,133 attributable to security transactions incurred after October 31, 1996, are treated as arising on the first day of the Fund's next taxable year.

    D Other -- Investment transactions are accounted for on a trade date basis.

    E Use of Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

    F Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian to the Fund and the Portfolio. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Fund or the Portfolio maintains with IBT. All significant credit balances used to reduce the Fund's custodian fees are reported as a reduction of expenses on the Statement of Operations.


2   Distributions to Shareholders
    ----------------------------------------------------------------------------
    The net income of the Fund is determined daily and substantially all of the net income so determined is declared as a dividend to shareholders of record at the time of declaration. Such daily dividends will be paid monthly. Distributions of realized capital gains, if any, are made at least annually. Shareholders may reinvest capital gain distributions in additional shares of the Fund at the net asset value as of the ex-dividend date. Distributions are paid in the form of additional shares of the Fund or, at the election of the shareholder, in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Generally accepted accounting principles require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in over distributions for financial statement purposes only are classified as distributions in excess of net investment income or accumulated net realized gains. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

EV Marathon High Income Fund as of March 31, 1997

NOTES TO FINANCIAL STATEMENTS CONT'D


3   Shares of Beneficial Interest
    ----------------------------------------------------------------------------
    The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                                   Year Ended March 31,
                                      ---------------------------------------
                                                 1997              1996
    -------------------------------------------------------------------------
    Sales                                     24,377,723        21,673,656

    Issued to shareholders electing to
      receive payments of distributions in
      Fund shares                              2,122,410         2,037,734

    Redemptions                              (13,725,000)      (17,161,486)
    -------------------------------------------------------------------------

    Net increase                              12,775,133         6,549,904
    -------------------------------------------------------------------------

4   Transactions with Affiliates
    ----------------------------------------------------------------------------
    Eaton Vance Management (EVM) serves as the administrator of the Fund, but receives no compensation. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. Except as Trustees of the Fund and the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Fund out of such investment advisor fee. Certain of the officers and Trustees of the Fund and the Portfolio are officers and directors/trustees of the above organizations.


5   Distribution Plan
    ----------------------------------------------------------------------------
    The Fund has adopted a distribution plan (the Plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Plan requires the Fund to pay the Principal Underwriter, Eaton Vance Distributors, Inc. (EVD), amounts equal to 1/365 of 0.75% of the Fund's daily net assets, for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% of the aggregate amount received by the Fund for the shares sold plus, (ii) distribution fees calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD reduced by the aggregate amount of contingent deferred sales charges (see Note 6) and daily amounts theretofore paid to EVD. The amount payable to EVD with respect to each day is accrued on such day as a liability of the Fund and, accordingly, reduces the Fund's net assets. The Fund paid $4,169,802 to EVD for the year ended March 31, 1997, representing 0.75% of average daily net assets. At March 31, 1997, the amount of Uncovered Distribution Charges EVD calculated under the Plan was approximately $17,708,000.

    In addition, the Plan authorizes the Fund to make payments of service fees to the Principal Underwriter, Authorized Firms and other persons in amounts not exceeding 0.25% of the Fund's average daily net assets for each fiscal year. The Trustees have initially implemented the Plan by authorizing the Fund to make quarterly payments of service fees to the Principal Underwriter and Authorized Firms in amounts not to exceed 0.25% per annum of the Fund's average daily net assets based on the value of Fund shares sold by such persons and remaining outstanding for at least one year. The Fund paid or accrued service fees to or payable to EVD for the year ended March 31, 1997, in the amount of $1,091,947. Service fee payments are made for personal services and/or the maintenance of shareholder accounts. Service fees paid to EVD and Authorized Firms are separate and distinct from the sales commissions and distribution fees payable by the Fund to EVD, and, as such are not subject to automatic discontinuance where there are no outstanding Uncovered Distribution Charges of EVD.

    Certain officers and Trustees of the Fund are officers or directors of EVD.


6   Contingent Deferred Sales Charge
    ----------------------------------------------------------------------------
    A contingent deferred sales charge (CDSC) is imposed on any redemption of Fund shares made within six years of purchase. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gains distributions. The CDSC is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. No CDSC is levied on shares which have been sold to the Investment Advisor or its affiliates or to their respective employees. CDSC is paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund's Distribution Plan. CDSC charges received when no Uncovered Distribution Charges exist will be credited to the Fund. For the year ended March 31, 1997, EVD received approximately $1,289,000 of CDSC paid by shareholders.

7   Investment Transactions
    ----------------------------------------------------------------------------
    Increases and decreases in the Fund's investment in the Portfolio for the year ended March 31, 1997, aggregated $178,952,087 and $143,198,515, respectively.

EV Marathon High Income Fund as of March 31, 1997

INDEPENDENT AUDITORS' REPORT


To the Trustees and Shareholders
of EV Marathon High Income Fund
--------------------------------------------------------------------------------

We have audited the accompanying statement of assets and liabilities of EV Marathon High Income Fund (the Fund) as of March 31, 1997, the related statement of operations for the year then ended, the statements of changes in net assets for the years ended March 31, 1997 and 1996, and the financial highlights for each of the years in the five-year period ended March 31, 1997. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund at March 31, 1997, the results of its operations, the changes in its net assets and its financial highlights for the respective stated periods, in conformity with generally accepted accounting principles.



                                  DELOITTE & TOUCHE LLP
                                  Boston, Massachusetts
                                  May 9, 1997

High Income Portfolio as of March 31, 1997

PORTFOLIO OF INVESTMENTS

(Expressed in United States Dollars)

Corporate Bonds & Notes-- 93.7%


                                               Principal
                                               Amount
Security                                       (000 omitted)            Value
--------------------------------------------------------------------------------
Apparel -- 3.0%
--------------------------------------------------------------------------------
Anvil Knitwear, Inc., Sr. Notes, 10.875%,
3/15/07 /(1)/                                  $  3,600            $   3,546,000

Collins & Aikman Corp., Sr. Sub. Notes,
11.50%, 4/15/06                                   2,550                2,817,750

Dan River Inc., Sr. Sub. Notes, 10.125%,
12/15/03                                          5,800                5,858,000

Glenoit Corp., Sr. Sub. Notes, 11.00%,
4/15/07 /(1)/                                     4,800                4,782,000

William Carter, Sr. Sub. Notes,
10.375%, 12/1/06 /(1)/                            4,000                4,040,000
--------------------------------------------------------------------------------
                                                                   $  21,043,750
--------------------------------------------------------------------------------

Auto and Parts -- 1.8%
--------------------------------------------------------------------------------
Key Plastics, Inc., Sr. Notes, 10.25%,
3/15/07                                        $    800            $     794,000

Key Plastics, Inc., Sr. Notes, 14.00%,
11/15/99                                          5,500                6,105,000

Terex Corp., Sr. Sub. Notes, 13.25%,
5/15/02                                           5,000                5,500,000
--------------------------------------------------------------------------------
                                                                   $  12,399,000
--------------------------------------------------------------------------------

Banks - Regional -- 1.4%
--------------------------------------------------------------------------------
First Nationwide, Inc., Sr. Notes, 12.50%,
4/15/03                                        $  1,600            $   1,744,000

First Nationwide, Inc., Sr. Sub. Notes,
10.625%, 10/1/03                                  7,200                7,632,000
--------------------------------------------------------------------------------
                                                                   $   9,376,000
--------------------------------------------------------------------------------

Banks and Money Services -- 1.3%
--------------------------------------------------------------------------------
Hawk Corp., Sr. Notes, 10.25%,
12/1/03 /(1)/                                  $  4,400            $   4,444,000

Intertek Finance PLC, Sr. Sub.
Notes, 10.25%, 11/1/06 /(1)/                      4,800                4,872,000
--------------------------------------------------------------------------------
                                                                   $   9,316,000
--------------------------------------------------------------------------------

Broadcasting and Cable -- 10.9%
--------------------------------------------------------------------------------
Australis Holdings Pty Ltd., Sr. Disc. Notes,
15.00%, (0% until 2000) 11/1/02 /(1)/          $  3,600            $   2,106,000

Cablevision Systems Corp., Sr. Sub. Notes,
9.25%, 11/1/05                                    2,800                2,660,000

Cablevision Systems Corp., Sr. Sub. Notes,
10.75%, 4/1/04                                    2,000                2,055,000

Diamond Cable Communications Co., Sr. Disc.
Notes, 10.75%, (0% until 2002), 2/15/07           4,800                2,592,000

Diamond Cable Communications Co., Sr. Disc.
Notes, 11.75%, (0% until 2000), 12/15/05          7,800                4,992,000

Diamond Cable Communications Co., Sr. Disc.
Notes, 13.25%, (0% until 1999), 9/30/04           1,600                1,248,000

Dobson Communications Corp., Sr. Notes,
11.75%, 4/15/07 /(1)/                             2,000                1,920,000

EZ Communications Inc., Sr. Sub. Notes,
9.75%, 12/1/05                                    7,100                7,313,000

Groupe Videotron Ltd., Sr. Notes, 10.625%,
2/15/05                                           3,470                3,817,000

ICG Holdings, Inc., Sr. Sub. Notes, 11.625%,
(0% until 2002), 3/15/07 /(1)/                    5,600                3,038,000

International Cabletel, Inc., Sr. Disc. Notes,
11.50%, (0% until 2001), 2/1/06                   3,800                2,356,000

International Cabletel, Inc., Sr. Notes,
10.00%, 2/15/07 /(1)/                             4,000                3,760,000

Marcus Cable Operating Co., Sr. Debs.,
11.875%, 10/1/05                                  2,800                2,912,000

Marcus Cable Operating Co., Sr. Disc. Notes,
13.50%, (0% until 1999), 8/1/04                     800                  636,000

Marcus Cable Operating Co., Sr. Disc. Notes,
14.25%, (0% until 2000), 12/15/05                 8,500                5,865,000

Sullivan Broadcasting Co., Inc., Sr. Sub.
Notes, 10.25%, 12/15/05                           4,800                4,728,000

TCI Satellite Entertainment, Sr. Sub. Notes,
10.875%, 2/15/07 /(1)/                            2,400                2,112,000

United International -Series B, 0%,
11/15/99                                            800                  584,000

United International Holdings Inc., Sr. Sec.
Disc. Notes, 0%, 11/15/99                        14,953               10,915,836

Videotron Holdings PLC, Inc., Sr. Disc. Notes,
11.00%, (0% until 1999), 8/15/05                  8,400                6,636,000

Young Broadcasting Corp., Sr. Sub. Notes,
10.125%, 2/15/05                                  4,000                3,960,000
--------------------------------------------------------------------------------
                                                                   $  76,205,836
--------------------------------------------------------------------------------

Building Materials -- 2.9%
--------------------------------------------------------------------------------
Building Materials Corp., Sr. Notes,
8.625%, 12/15/06                               $    800            $     800,000

Building Materials Corp., Sr. Sub. Notes,
11.75%, (0% until 2000), 7/1/04                   5,250                4,659,375

Overhead Door Corp., Sr. Notes, 12.25%,
2/1/00                                            8,450                8,999,250


                       See notes to financial statements

High Income Portfolio as of March 31, 1997

PORTFOLIO OF INVESTMENTS CONT'D

(Expressed in United States Dollars)


                                               Principal
                                               Amount
Security                                       (000 omitted)       Value
--------------------------------------------------------------------------------
Building Materials (continued)
--------------------------------------------------------------------------------

Southdown, Inc., Sr. Sub. Notes., 10.00%,
3/1/06                                         $  1,750            $   1,872,500

Tarkett International, AG., Sr. Sub. Notes,
9.00%, 3/1/02                                     3,600                3,663,000
--------------------------------------------------------------------------------
                                                                   $  19,994,125
--------------------------------------------------------------------------------

Business Services -- 0.8%
--------------------------------------------------------------------------------
Kindercare Learning Centers, Sr.
Sub. Notes, 9.50%, 2/15/09 /(1)/               $  6,000            $   5,790,000
--------------------------------------------------------------------------------
                                                                   $   5,790,000
--------------------------------------------------------------------------------

Business Services - Miscellaneous -- 1.4%
--------------------------------------------------------------------------------
Allied Waste NA, Sr. Sub Notes, 10.25%,
12/1/06 /(1)/                                  $  9,600            $   9,792,000
--------------------------------------------------------------------------------
                                                                   $   9,792,000
--------------------------------------------------------------------------------

Chemicals -- 6.0%
--------------------------------------------------------------------------------
Agricultural Minerals & Chemicals Inc., Sr.
Notes, 10.75%, 9/30/03                         $  5,000            $   5,275,000

ISP Holdings, Inc., Sr. Notes, 9.75%,
2/15/02                                           5,750                5,980,000

NL Industries, Inc., Sr. Notes, 11.75%,
10/15/03                                          4,000                4,200,000

Pioneer Americas Acq. Corp., Sr. Notes,
13.375%, 4/1/05                                   6,250                7,281,250

Plastic Containers, Inc., Sr. Notes,
10.00%, 12/15/06                                  2,400                2,424,000

Plastic Specialties and Tech., Inc., Sr. Sec.
Notes, 11.25%, 12/1/03                            7,950                8,586,000

Terra Industries Inc., Sr. Notes, 10.50%,
6/15/05                                           3,800                4,028,000

UCC Investors, Inc., Sr. Sub. Notes,
11.00%, 5/1/03                                    3,700                3,922,000
--------------------------------------------------------------------------------
                                                                   $  41,696,250
--------------------------------------------------------------------------------

Communications Equipment -- 1.7%
--------------------------------------------------------------------------------
Omnipoint Corp., Sr. Notes, 11.625%,
8/15/06                                        $  3,800            $   3,306,000

Pricellular Wireless Communications Corp., Sr.
Notes, 10.75%, 11/1/04                            2,400                2,430,000

Pricellular Wireless Communications Corp., Sr.
Sub. Disc. Nts., 12.25%, (0% until 1998),
10/1/03                                           6,500                5,785,000
--------------------------------------------------------------------------------
                                                                   $  11,521,000
--------------------------------------------------------------------------------

Communications Services -- 9.5%
--------------------------------------------------------------------------------
Australis Media Ltd., Sub. Disc. Notes,
14.00%, (0% until 2000), 5/15/03               $  6,004            $   3,482,371

Brooks Fiber Properties, Inc., Sr. Disc. Notes,
11.875%, (0% until 2001), 11/1/06                 4,800                2,856,000

Brooks Fiber Properties. Inc., Sr. Disc. Notes,
10.875%, (0% until 2001), 3/1/06                  5,500                3,410,000

CS Wireless Systems, Inc., 11.375%, (0%
until 2001), 3/1/06                               3,280                1,016,800

Dial Call Communications Inc., Sr. Red. Notes,
12.25%, (0% until 1999), 4/15/04                  7,200                5,184,000

Echostar Satellite Broadcasting Corp., Sr. Disc.
Notes, 13.125%, (0% until 2000), 3/15/04          4,800                3,792,000

Esat Holdings, Ltd., Sr. Notes, 12.50%, (0%
until 2002), 2/1/07 /(1)/                         3,200                1,760,000

Galaxy Telecom LP., Sr. Sub. Notes,
12.375%, 10/1/05                                  3,400                3,502,000

McCaw International, Ltd., 13.00%, (0% until
2002), 4/15/07 /(1)/                              6,800                3,179,000

McLeod Inc., Sr. Disc. Notes, 10.50%, (0%
until 2002), 3/1/07 /(1)/                         6,400                3,520,000

Microcell Telecommunication, Sr. Disc. Notes,
14.00%, (0% until 2001), 6/1/06                  11,200                5,488,000

Millicom International Cellular, Sr. Disc Notes,
13.50%, (0% until 2001), 6/1/06                   7,200                4,680,000

Nextlink Communications, Inc., Sr. Notes,
12.50%, 4/15/06                                   5,600                5,684,000

Orion Network Systems, Inc., Sr. Notes,
11.25%, 1/15/07                                   5,600                5,432,000

Orion Network Systems, Inc., Sr. Notes,
12.50%, (0% until 2002) 1/15/07                   3,200                1,600,000

Shared Tech/Fairchild, Inc., Sr. Disc. Notes,
12.25%, (0% until 1999), 3/1/06                  10,500                8,636,250

Telewest PLC, Debs., 11.00%, (0% until
2002), 10/1/07                                    4,800                3,120,000
--------------------------------------------------------------------------------
                                                                   $  66,342,421
--------------------------------------------------------------------------------

Computer Software -- 1.2%
--------------------------------------------------------------------------------
Unisys Corp., Sr. Notes, 11.75%,               $  2,600            $   2,717,000
10/15/04

Unisys Corp., Sr. Notes, 12.00%, 4/15/03          5,600                5,852,000
--------------------------------------------------------------------------------
                                                                   $   8,569,000
--------------------------------------------------------------------------------

Containers and Packaging -- 5.7%
--------------------------------------------------------------------------------
American Pad and Paper Co., Sr. Sub. Notes,
13.00%, 11/15/05                               $  3,250            $   3,770,000

Asia Pulp and Paper, 12.00%, 12/29/49             6,000                5,790,000

Container Corp., Sr. Notes, 10.75%,               3,250                3,510,000
5/1/02


                       See notes to financial statements

High Income Portfolio as of March 31, 1997

PORTFOLIO OF INVESTMENTS CONT'D

(Expressed in United States Dollars)


                                               Principal
                                               Amount
Security                                       (000 omitted)            Value
--------------------------------------------------------------------------------
Containers and Packaging (continued)
--------------------------------------------------------------------------------
Fort Howard Corp., Sr. Sec. Notes, 11.00%,
1/2/02                                         $  3,765            $   3,840,176

Gaylord Container Corp., Sr. Sub. Disc. Debs.,
12.75%, (0% until 1996), 5/15/05                  5,700                6,213,000

Repap New Brunswick, Inc., Sr. Notes,
10.625%, 4/15/05                                  1,600                1,600,000

Repap Wisconsin, Inc., 2nd Party Sr. Sec.
Notes, 9.875%, 5/1/06                               165                  163,350

Repap Wisconsin, Inc., Sr. Notes, 9.25%,
2/1/02                                            3,200                3,168,000

S.D. Warren Co., Sr. Sub. Notes, 12.00%,
12/15/04                                          3,800                4,142,000

Silgan Corp., Sr. Sub. Notes, 11.75%,
6/15/02                                           1,500                1,605,000

Stone Container Corp., 1st Mtg. Notes,
10.75%, 10/1/02                                   4,500                4,477,500

US Can Corp., Sr. Sub. Notes, 10.125%,
10/15/06                                          1,600                1,664,000
--------------------------------------------------------------------------------
                                                                   $  39,943,026
--------------------------------------------------------------------------------

Electronics - Instruments -- 1.4%
--------------------------------------------------------------------------------
Blue Bell Funding Inc., Sec. Ext. Notes,
11.85%, 5/1/99                                 $  4,304            $   4,260,960

GS Technologies Corp., Sr. Notes, 12.25%,
10/1/05                                           5,500                5,720,000
--------------------------------------------------------------------------------
                                                                   $   9,980,960
--------------------------------------------------------------------------------

Entertainment -- 1.3%
--------------------------------------------------------------------------------
All American Communications, Inc., Sr. Sub.
Notes, 10.875%, 10/15/01                       $  4,400            $   4,532,000

Cinemark USA, Sr. Sub. Notes, 9.625%,
8/1/08                                            4,800                4,800,000
--------------------------------------------------------------------------------
                                                                   $   9,332,000
--------------------------------------------------------------------------------

Foods -- 6.9%
--------------------------------------------------------------------------------
Inflo Holdings Corp., Promissory Notes,
10.00%, (0% until 1999), 1/27/07+++            $  4,400            $   3,696,000

International Home Foods, Inc., Sr. Sub.
Notes, 10.375%, 11/1/06                           8,000                8,060,000

Keebler Corp., Sr. Sub. Notes, 10.75%,
7/1/06                                            5,720                6,234,800

MBW Foods, Inc., Sr. Sub. Notes, 9.875%,
2/15/07 /(1)/                                     4,800                4,752,000

PM Holdings Corp., Sr. Sub. Notes, 11.50%,
(0% until 2000), 9/1/05                           2,837                2,042,640

Purina Mills, Inc., Sr. Sec. Sub. Notes,
10.25%, 9/1/03                                    5,775                5,948,250

Specialty Foods Acquisition Corp., Sr. Sub
Notes, 13.00%, (0% until 1999), 8/15/05           1,600                  744,000

Specialty Foods Acquisition Corp., Sr. Sub.
Notes, 10.25%, 8/15/01                            7,000                6,842,500

Specialty Foods Acquisition Corp., Sr. Sub.
Notes, 11.25%, 8/15/03                            3,200                2,832,000

Van De Kamps, Inc., Sr. Sub. Notes, 12.00%,
9/15/05                                           6,100                6,649,000
--------------------------------------------------------------------------------
                                                                   $  47,801,190
--------------------------------------------------------------------------------

Health Services -- 2.1%
--------------------------------------------------------------------------------
Dade International, Inc., Sr. Sub. Notes,
11.125%, 5/1/06                                $  4,800            $   5,448,000

Owens & Minor, Inc., Sr. Sub. Notes,
10.875%, 6/1/06                                   3,200                3,448,000

Tenet Healthcare Corp., Sr. Sub. Notes,
8.625%, 1/15/07                                   5,600                5,460,000
--------------------------------------------------------------------------------
                                                                   $  14,356,000
--------------------------------------------------------------------------------

Household Products -- 1.6%
--------------------------------------------------------------------------------
Lifestyle Furnishings, Inc., 10.875%,
8/1/06                                         $  4,000            $   4,400,000

Pillowtex Corp., 10.00%, 11/15/06                 2,400                2,484,000

Renaisance Cosmetics, Sr. Notes, 11.75%,
2/15/04 /(1)/                                       500                  502,500

Revlon Worldwide, Inc., Sr. Disc Notes, 0%,
3/15/01 /(1)/                                     3,200                1,984,000

Scholastic Brands, Inc., Sr. Sub. Notes,
11.00%, 1/15/07 /(1)/                             2,000                2,060,000
--------------------------------------------------------------------------------
                                                                   $  11,430,500
--------------------------------------------------------------------------------

Investment Services -- 0.6%
--------------------------------------------------------------------------------
DVI, Inc., Sr. Notes, 9.875%, 2/1/04           $  4,400            $   4,389,000
--------------------------------------------------------------------------------
                                                                   $   4,389,000
--------------------------------------------------------------------------------

Lodging and Gaming -- 4.0%
--------------------------------------------------------------------------------
Aztar Corp., Sr. Sub. Notes, 13.75%,
10/1/04                                        $  5,000            $   5,600,000

Courtyard By Marriot, Sr. Notes, 10.75%,
2/1/08                                            3,850                4,032,875

Harvey Casinos Resorts, Sr. Sub. Notes,
10.625%, 6/1/06                                   6,000                6,330,000

Showboat Marina Casino, 1st Mtg. Notes,
13.50%, 3/15/03                                   4,000                4,500,000


                       See notes to financial statements

High Income Portfolio as of March 31, 1997

PORTFOLIO OF INVESTMENTS CONT'D

(Expressed in United States Dollars)


                                               Principal
                                               Amount
Security                                       (000 omitted)            Value
--------------------------------------------------------------------------------
Lodging and Gaming (continued)
--------------------------------------------------------------------------------
Trump Atlantic City Associates, Co., 1st Mtg.
Notes, 11.25%, 5/1/06                          $  4,000            $   3,640,000

Trump Holdings & Funding Inc., Sr. Notes,
15.50%, 6/15/05                                   3,000                3,390,000
--------------------------------------------------------------------------------
                                                                   $  27,492,875
--------------------------------------------------------------------------------

Machinery -- 2.7%
--------------------------------------------------------------------------------
Alvey Systems, Inc., Sr. Sub. Notes,
11.375%, 1/31/03                               $  2,400            $   2,496,000

Amtrol Acquisition, Inc., Sr. Sub.,
10.625%, 12/31/06                                 3,600                3,708,000

Imo Industries, Sr. Sub. Notes, 11.75%,
5/1/06                                            8,680                8,680,000

Motors And Gears, Inc., Sr. Notes, 10.75%,
11/15/06 /(1)/                                    4,000                4,050,000
--------------------------------------------------------------------------------
                                                                   $  18,934,000
--------------------------------------------------------------------------------

Medical Products -- 0.8%
--------------------------------------------------------------------------------
Maxxim Medical, Inc., Sr. Sub. Notes,
10.50%, 8/1/06                                 $  5,200            $   5,388,500
--------------------------------------------------------------------------------
                                                                   $   5,388,500
--------------------------------------------------------------------------------

Metals - Industrial -- 4.8%
--------------------------------------------------------------------------------
AK Steel Corp., Senior Notes, 9.125%,
12/15/06                                       $  5,200            $   5,122,000

Applied Extrusion Inc., Sr. Notes, 11.50%,
4/1/02                                            6,000                6,210,000

Essex Group, Inc., Sr. Notes, 10.00%,
5/1/03                                            3,225                3,354,000

Howmet Corp., Sr. Sub. Notes, 10.00%,
12/1/03                                           2,850                3,035,250

Kaiser Aluminum and Chemical Corp., Sr.
Notes, 10.875%, 10/15/06                          2,500                2,600,000

Kaiser Aluminum and Chemical Corp., Sr. Sub.
Notes, 12.75%, 2/1/03                             6,600                7,095,000

Newflo Corp., Sub. Notes, 13.25%,
11/15/02                                          5,500                5,967,500
--------------------------------------------------------------------------------
                                                                   $  33,383,750
--------------------------------------------------------------------------------

Miscellaneous -- 3.5%
--------------------------------------------------------------------------------
Alliant Tech Systems Inc., Sr. Sub. Notes,
11.75%, 3/1/03                                 $  4,000            $   4,280,000

Clark-Schwebel, Sr. Notes, 10.50%,
4/15/06                                           5,200                5,434,000

Day International Group, Inc., Sr. Sub. Notes,
11.125%, 6/1/05                                   3,300                3,432,000

Imax Corp., Sr. Notes, 10.00%, (7% until
1997), 3/1/01                                     2,400                2,424,000

Selmer Co., Inc., Sr. Sub. Notes, 11.00%,
5/15/05                                           5,300                5,790,250

Webb Delaware Corp., Sr. Sub. Notes, 9.75%,
1/15/08                                           3,200                3,200,000
--------------------------------------------------------------------------------
                                                                   $  24,560,250
--------------------------------------------------------------------------------

Oil and  Gas - Equipment and Services -- 7.6%
--------------------------------------------------------------------------------
AES Corp., Sr. Sub. Notes, 10.25%,
7/15/06                                        $  1,600            $   1,732,000

Cal Energy Company, Inc., Sr. Notes, 9.50%,
9/15/06                                           5,500                5,857,500

Chesapeake Energy Corp., Sr. Notes, 9.125%,
4/15/06                                           3,200                3,280,000

Clark USA, Inc., Sr. Notes, 10.875%,
12/1/05                                           2,900                2,972,500

Coda Energy Inc., Sr. Sub. Notes, 10.50%,
4/1/06                                            4,000                4,220,000

Dawson Product Services, Inc., Sr. Notes,
9.375%, 2/1/07                                    2,800                2,772,000

El Paso Electric Co., 1st Mtg. Notes, 9.40%,
5/1/11                                            2,850                3,055,143

Kelley Oil and Natural Gas Corp., 10.375%,
10/15/06                                          1,600                1,648,000

Mariner Energy Corp., Sr. Sub. Notes,
10.50%, 8/1/06                                    6,300                6,552,000

Midland Cogeneration Venture, Sr. Sec. Lease
Oblig., 10.33%, 7/23/02                           2,734                2,898,384

Midland Funding II, Sec. Lease Oblig.,
11.75%, 7/23/05                                   2,200                2,498,870

Parker Drilling Corp., Sr. Sub. Notes, 9.75%,
11/15/06                                          2,400                2,532,000

Perez Companc, S.A., 9.00%, 1/30/04 /(1)/         4,000                3,940,000

Trans Texas Gas Corp., Sr. Sec. Notes,
11.50%, 6/15/02                                   5,400                5,913,000

Veritas DGC, Inc., Sr. Notes, 9.75%,
10/15/03                                          3,200                3,248,000
--------------------------------------------------------------------------------
                                                                   $  53,119,397
--------------------------------------------------------------------------------

Printing and Business Products -- 1.7%
--------------------------------------------------------------------------------
MDC Communications Corp., Sr. Sub. Notes,
10.50%, 12/1/06                                $  5,200            $   5,434,000

Monarch Acquisition Corp., Sr. Notes, 12.50%,
7/1/03                                            5,550                6,479,625
--------------------------------------------------------------------------------
                                                                   $  11,913,625
--------------------------------------------------------------------------------


                       See notes to financial statements

High Income Portfolio as of March 31, 1997

PORTFOLIO OF INVESTMENTS CONT'D

(Expressed in United States Dollars)



                                               Principal
                                               Amount
Security                                       (000 omitted)            Value
--------------------------------------------------------------------------------
Publishing -- 1.8%
--------------------------------------------------------------------------------
Hollinger International Publications, Inc., Sr.
Sub. Notes, 9.25%,  3/15/07                    $  3,600            $   3,456,000

Newsquest Capital Corp., Sr. Sub. Notes,
11.00%, 5/1/06                                    8,400                8,736,000
--------------------------------------------------------------------------------
                                                                   $  12,192,000
--------------------------------------------------------------------------------

Retail - Food and Drug -- 3.4%
--------------------------------------------------------------------------------
Dominicks Finer Foods, Inc., Sr.
Sub. Notes, 10.875%, 5/1/05                    $  1,600            $   1,720,000

Duane Reade, G.P., Sr. Notes,
12.00%, 9/15/02                                   6,200                6,556,500

Ralphs Grocery Co., Inc., Sr. Sub.
Notes, 13.75%, 6/15/05                            5,500                5,885,000

Smith's Food and Drug Corp., Sr.
Sub. Notes, 11.25%, 5/15/07                       2,400                2,628,000

Star Markets Co., Sr. Sub. Notes,
13.00%, 11/1/04                                   6,200                6,944,000
--------------------------------------------------------------------------------
                                                                   $  23,733,500
--------------------------------------------------------------------------------

Retail - General -- 1.9%
--------------------------------------------------------------------------------
Knoll, Inc., Sr. Sub. Notes,
10.875%, 3/15/06                               $  3,600            $   3,960,000

Levitz Furniture Corp., Sr. Sub.
Notes, 9.625%, 7/15/03                            3,850                2,829,750

Levitz Furniture Corp., Sr. Sub.
Notes, 13.375%, 10/15/98                            800                  792,000

Specialty Retailers, Inc., Sr.
Sub. Notes, 11.00%, 8/15/03                       5,530                5,875,625
--------------------------------------------------------------------------------
                                                                   $  13,457,375
--------------------------------------------------------------------------------

Total Corporate Bonds & Notes
    (identified cost $641,051,162)                                 $ 653,453,330
--------------------------------------------------------------------------------


Common Stocks, Warrants and
Rights-- 0.7%


Security                                        Shares             Value
--------------------------------------------------------------------------------
Auto and Parts -- 0.3%
--------------------------------------------------------------------------------
Bucyrus - Erie Co., Common*                     214,839            $   1,718,712
--------------------------------------------------------------------------------
                                                                   $   1,718,712
--------------------------------------------------------------------------------

Broadcasting and Cable -- 0.0%
--------------------------------------------------------------------------------
American Telecasting, Inc. Warrants+*             2,600            $       5,200
United International Holdings,
Inc., Warrants Exp. 11/15/99+*                    7,840                   56,840
--------------------------------------------------------------------------------
                                                                   $      62,040
--------------------------------------------------------------------------------

Building Materials -- 0.1%
--------------------------------------------------------------------------------
Southdown, Inc.                                  13,500            $     465,750
--------------------------------------------------------------------------------
                                                                   $     465,750
--------------------------------------------------------------------------------

Chemicals -- 0.0%
--------------------------------------------------------------------------------
Crompton & Knowles Corp., Common*                 9,489            $     190,964
Sterling Chemicals Holdings-Warrants+*            3,200                  112,000
--------------------------------------------------------------------------------
                                                                   $     302,964
--------------------------------------------------------------------------------

Communications Equipment -- 0.0%
--------------------------------------------------------------------------------
In Flight Phone Corp., Warrants
Exp. 8/31/02+*                                    1,600            $          --
--------------------------------------------------------------------------------
                                                                   $          --
--------------------------------------------------------------------------------

Communications Services -- 0.1%
--------------------------------------------------------------------------------
CS Wireless Systems, Inc., Common+*                 902            $          --
Microcell Telecommunication, Warrants+*          44,800                  448,000
Microcell Telecommunication, Warrants+*          44,800                   30,240
Nextel Communications Warrants
Exp. 4/25/99+*                                    7,200                    1,800
--------------------------------------------------------------------------------
                                                                   $     480,040
--------------------------------------------------------------------------------

Containers and Packaging -- 0.0%
--------------------------------------------------------------------------------
SD Warren Company, Warrants Exp.
12/15/06+*                                       48,000            $     192,000
--------------------------------------------------------------------------------
                                                                   $     192,000
--------------------------------------------------------------------------------

Foods -- 0.0%
--------------------------------------------------------------------------------
Servam Corp., $2.00 Warrant Exp.
4/1/01+*                                         12,276            $          --

Servam Corp., $4.50 Warrant Exp.
4/1/01+*                                          2,760                       --

Servam Corp., Common+*                            1,380                       --

Specialty Foods Acquisition Corp.,
Common /(1)/*                                    48,000                   12,000
--------------------------------------------------------------------------------
                                                                   $      12,000
--------------------------------------------------------------------------------


                       See notes to financial statements

High Income Portfolio as of March 31, 1997

PORTFOLIO OF INVESTMENTS CONT'D

(Expressed in United States Dollars)


Security                                        Shares             Value
--------------------------------------------------------------------------------
Industrial Development Revenue / Pollution
Control Revenue--0.0%
--------------------------------------------------------------------------------
Thermadyne Holdings Corp., Common+*              40,000            $         400
--------------------------------------------------------------------------------
                                                                   $         400
--------------------------------------------------------------------------------

Metals - Industrial -- 0.2%
--------------------------------------------------------------------------------
Gulf States Steel, Warrants+*                     2,400            $         120
Terex Corp., Rights, Exp. 7/1/97+*                5,371                      537
Terex Corp., Warrants Exp. 12/31/00+*            32,000                1,024,000
Terex Corp., Warrants Exp. 5/15/02+*             20,000                  100,000
Triangle Wire & Cable, Inc., Common+*            95,000                  190,000
--------------------------------------------------------------------------------
                                                                   $  1,314,657
--------------------------------------------------------------------------------

Miscellaneous -- 0.0%
--------------------------------------------------------------------------------
Australis Media Ltd., Warrants+*                  5,200            $          --
--------------------------------------------------------------------------------
                                                                   $          --
--------------------------------------------------------------------------------

Total Common Stocks, Warrants and Rights
    (identified cost $6,595,495)                                   $   4,548,563
--------------------------------------------------------------------------------

Preferred Stocks-- 1.9%

Broadcasting and Cable -- 1.3%
--------------------------------------------------------------------------------
American Radio Systems Corp., 11.375%/(1)/       24,000            $   2,412,000
Cablevision Systems Corp., 11.125% (PIK)         33,971                3,040,386
Chancellor Radio Broadcasting Corp., 12.00%/(1)/ 40,000                3,940,000
--------------------------------------------------------------------------------
                                                                   $   9,392,386
--------------------------------------------------------------------------------

Communications Services -- 0.2%
--------------------------------------------------------------------------------
Nextlink Communications, 14.00% (PIK)/(1)/       24,500            $   1,102,500
--------------------------------------------------------------------------------
                                                                   $   1,102,500
--------------------------------------------------------------------------------

Containers and Packaging -- 0.3%
--------------------------------------------------------------------------------
S.D. Warren Co. w / Warrants, 14%,
12/15/06                                         48,000            $   1,872,000
--------------------------------------------------------------------------------
                                                                   $   1,872,000
--------------------------------------------------------------------------------

Oil and  Gas - Equipment and Services -- 0.1%
--------------------------------------------------------------------------------
Kelley Oil and Natural Gas Corp.*                42,240            $   1,098,240
--------------------------------------------------------------------------------
                                                                   $   1,098,240
--------------------------------------------------------------------------------

Total Preferred Stocks
    (identified cost $13,042,123)                                  $  13,465,126
--------------------------------------------------------------------------------

Short-Term Investments -- 3.7%


                                               Principal
                                               Amount
                                               (000
Security                                       omitted)            Value
--------------------------------------------------------------------------------
Associates Corp. of North America,
6.80%, 4/1/97                                  $ 16,008            $  16,008,000

General Electric Capital Co.,
5.65%, 4/9/97                                    10,000                9,987,444
--------------------------------------------------------------------------------


Total Short-Term Investments
    (at amortized cost $25,995,444)                                $  25,995,444
--------------------------------------------------------------------------------

Total Investments -- 100.0%
    (identified cost $686,684,224)                                 $ 697,462,463
--------------------------------------------------------------------------------


/(1)/ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 1997, the value of these securities amounted to $83,416,000 or 12.0% of net assets.

+     Restricted security (Note 6).

*     Non-income producing security.

(PIK) Payment in-kind.

                       See notes to financial statements

High Income Portfolio as of March 31, 1997

FINANCIAL STATEMENTS

Statement of Assets and Liabilities


As of March 31, 1997
(Expressed in United States Dollars)
Assets
--------------------------------------------------------------------------
Investments, at value (Note 1A)
    (identified cost, $686,684,224)                         $697,462,463
Cash                                                              17,527

Receivable for investments sold                                1,464,283

Interest receivable                                           17,048,513

Miscellaneous receivable                                           2,124

Prepaid expenses                                                   7,071

Deferred organization expenses (Note 1D)                           9,773
--------------------------------------------------------------------------

Total assets                                                $716,011,754
--------------------------------------------------------------------------


Liabilities
--------------------------------------------------------------------------
Payable for investments purchased                           $  9,254,554

Payable to affiliate
    Trustees' fees                                                 5,300

Accrued expenses                                                  40,438
--------------------------------------------------------------------------
Total liabilities                                           $  9,300,292
--------------------------------------------------------------------------
Net Assets applicable to investors' interest in             $706,711,462
    Portfolio
--------------------------------------------------------------------------


Sources of Net Assets
--------------------------------------------------------------------------
Net proceeds from capital contributions and                 $695,933,223
    withdrawals

Net unrealized appreciation on investments (computed
    on the basis of identified cost)                          10,778,239
--------------------------------------------------------------------------
Total                                                       $706,711,462
--------------------------------------------------------------------------

Statement of Operations


For the Year Ended
March 31, 1997
(Expressed in United States Dollars)
Investment Income (Note 1B)
--------------------------------------------------------------------------
Interest income                                             $ 64,033,245

Dividend income                                                   59,560
--------------------------------------------------------------------------
Total income                                                $ 64,092,805
--------------------------------------------------------------------------


Expenses
--------------------------------------------------------------------------
Investment adviser fee (Note 2)                             $  3,683,894

Compensation of Trustees not members of the
    Investment Adviser's organization (Note 2)                    20,598

Custodian fee                                                    232,684

Legal and accounting services                                     49,843

Amortization of organization expenses (Note 1D)                    4,519

Miscellaneous                                                     17,294
--------------------------------------------------------------------------
Total expenses                                              $  4,008,832
--------------------------------------------------------------------------

Net investment income                                       $ 60,083,973
--------------------------------------------------------------------------


Realized and Unrealized

Gain (Loss) on Investments
--------------------------------------------------------------------------
Net realized gain (loss) --
--------------------------------------------------------------------------
    Investment transactions (identified cost basis)         $ (4,056,681)
--------------------------------------------------------------------------
Net realized loss on investments                            $ (4,056,681)
--------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
    Investment transactions (identified cost basis)         $ 13,401,858
--------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)
    of investments                                          $ 13,401,858
--------------------------------------------------------------------------

Net realized and unrealized gain on investments             $  9,345,177
--------------------------------------------------------------------------

Net increase in net assets from operations                  $ 69,429,150
--------------------------------------------------------------------------

                       See notes to financial statements

High Income Portfolio as of March 31, 1997

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets (Expressed in United States Dollars)

Increase (Decrease)                Year Ended             Year Ended
in Net Assets                      March 31, 1997         March 31, 1996
----------------------------------------------------------------------------
From operations --

    Net investment income           $  60,083,973          $  50,896,652

    Net realized loss on               (4,056,681)            (5,151,523)
        investments

    Net change in unrealized
        appreciation
        (depreciation)                 13,401,858             17,257,761
        of investments
----------------------------------------------------------------------------
Net increase in net assets
    from operations                 $  69,429,150          $  63,002,890
----------------------------------------------------------------------------
Capital transactions --
    Contributions                   $ 280,137,284          $ 172,948,713

    Withdrawals                      (154,202,111)          (167,156,279)
----------------------------------------------------------------------------
Net increase in net assets
    from capital transactions       $ 125,935,173          $   5,792,434
----------------------------------------------------------------------------
Net increase in net assets          $ 195,364,323          $  68,795,324
----------------------------------------------------------------------------


Net Assets
----------------------------------------------------------------------------
At beginning of year                $ 511,347,139          $ 442,551,815
----------------------------------------------------------------------------
At end of year                      $ 706,711,462          $ 511,347,139
----------------------------------------------------------------------------

                       See notes to financial statements

High Income Portfolio as of March 31, 1997

FINANCIAL STATEMENTS CONT'D

Supplementary Data (Expressed in United States Dollars)

                                                      Year Ended March 31,
                                             -----------------------------------
                                                  1997        1996        1995*
--------------------------------------------------------------------------------

Ratios to average daily net assets
--------------------------------------------------------------------------------
Expenses                                          0.67%       0.71%       0.70%+

Net investment income                            10.02%      10.41%      10.63%+

Portfolio Turnover                                  78%         88%         53%
--------------------------------------------------------------------------------
Net assets, end of year (000s omitted)        $706,711    $511,347    $442,552
--------------------------------------------------------------------------------

+  Annualized.
*  For the period from the start of business, June 1, 1994, to March 31, 1995.

                       See notes to financial statements

High Income Portfolio as of March 31, 1997

NOTES TO FINANCIAL STATEMENTS

(Expressed in United States Dollars)


1   Significant Accounting Policies
    ----------------------------------------------------------------------------
    High Income Portfolio (the Portfolio) is registered under the Investment Company Act of 1940 as a diversified open-end management investment company which was organized as a trust under the laws of the State of New York on May 1, 1992. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

    A Investment Valuations -- Investments listed on securities exchanges or in the NASDAQ National Market are valued at closing sale prices. Listed or unlisted investments for which closing sale prices are not available are valued at the mean between the latest bid and asked prices. Fixed income investments (other than short-term obligations), including listed investments and investments for which price quotations are available, will normally be valued on the basis of market valuations furnished by a pricing service. Financial futures contracts listed on commodity exchanges are valued at closing settlement prices. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates value. Investments for which there are no quotations or valuations are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

    B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount when required for federal income tax purposes. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.

    C Income Taxes -- The Portfolio has elected to be treated as a partnership for United States Federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net taxable investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

    D Deferred Organization Expenses -- Costs incurred by the Portfolio in connection with its organization are being amortized on the straight-line basis over five years.

    E Financial Futures Contracts -- Upon the entering of a financial futures contract, the Portfolio is required to deposit ("initial margin") either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio ("margin maintenance") each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed only to hedge against anticipated future changes in interest rates. Should interest rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

    F Use of Estimates -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

    G Other -- Investment transactions are accounted for on a trade date basis.

    H Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of expenses on the Statement of Operations.

2   Investment Adviser Fee and Other Transactions with Affiliates
    ----------------------------------------------------------------------------
    The investment adviser fee is earned by Boston Management and Research
    (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities). For the year ended March 31, 1997, the fee was equivalent to 0.61% of the Portfolio's average daily net

High Income Portfolio as of March 31, 1997

NOTES TO FINANCIAL STATEMENTS CONT'D

(Expressed in United States Dollars)




    assets and amounted to $3,683,894. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Certain of the officers and Trustees of the Portfolio are officers and directors/trustees of the above organizations. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a portion of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended March 31, 1997, no significant amounts have been deferred.


3   Investments
    ----------------------------------------------------------------------------
    The Portfolio invests primarily in debt securities. The ability of the issuers of the debt securities held by the Portfolio to meet their obligations may be affected by economic developments in a specific industry. Purchases and sales of investments, other than U.S. Government securities and short-term obligations, aggregated $591,877,399 and $446,278,324, respectively, for the year ended March 31, 1997.


4   Line of Credit
    ----------------------------------------------------------------------------
    The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a committed $120 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each portfolio or fund based on its borrowings at the bank's base rate or at an amount above either the bank's adjusted certificate of deposit rate, Eurodollar rate or federal funds effective rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the period.


5   Federal Income Tax Basis of Investments
    ----------------------------------------------------------------------------
    The cost and unrealized appreciation/depreciation in value of the investments owned at March 31, 1997, as computed on a federal income tax basis, were as follows:


    Aggregate cost                                          $ 686,684,224
    ----------------------------------------------------------------------------
    Gross unrealized appreciation                           $  25,029,413

    Gross unrealized depreciation                             (14,251,174)
    ----------------------------------------------------------------------------
    Net unrealized appreciation                             $  10,778,239
    ----------------------------------------------------------------------------


6   Restricted Securities
    ----------------------------------------------------------------------------
    At March 31, 1997, the Portfolio owned the following securities (constituting 0.83% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A Securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to certain of these securities. The fair value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

                            Date of
    Description             Acquisition   Shares/Face          Cost   Fair Value
    ----------------------------------------------------------------------------
    Corporate Note
    ----------------------------------------------------------------------------
    Inflo Holdings Corp.,
      Promissory Notes, 10%
      (0% until 1999),
      1/27/07               9/13/96        4,400,000    $2,884,000   $3,696,000

    Common Stocks, Warrants, and Rights
    ----------------------------------------------------------------------------
    American Telecasting,
      Inc. Warrants         01/16/96            2,600    $   71,500   $    5,200

    Australis Media Ltd.,
      Warrants              05/26/95            5,200             -            -

    CS Wireless Systems,
      Inc., Common          01/14/97              902             -            -

    Gulf States Steel,
      Warrants              08/22/95            2,400             -          120

    In Flight Phone
      Corp., Warrants
      Exp. 8/31/02          11/28/95            1,600             -            -

    Microcell
      Telecommunication,
      Warrants              10/30/96           44,800             -      448,000

    Microcell
      Telecommunication,
      Contingent Warrants   10/30/96           44,800             -       30,240

    Nextel Communications
      Warrants Exp.
      4/25/99               10/04/96            7,200             -        1,800

    SD Warren Company,
      Warrants Exp.
      12/15/06              05/15/95           48,000             -      192,000

    Servam Corp., $2.00
      Warrant Exp. 4/1/01   12/15/87           12,276             -            -

    Servam Corp., $4.50
      Warrant Exp. 4/1/01   12/15/87            2,760             -            -

    Servam Corp., Common    12/15/87            1,380             -            -

    Sterling Chemicals
      Holdings, Warrants    10/07/96            3,200             -      112,000

    Terex Corp., Rights,
      Exp. 7/1/97           11/07/94            5,371             -          537

    Terex Corp., Warrants
      Exp. 12/31/00         12/15/93           32,000         6,400    1,024,000

    Terex Corp., Warrants
      Exp. 5/15/02          11/07/96           20,000             -      100,000

    Thermadyne Holdings
      Corp., Common          4/03/89           40,000        28,800          400

    Triangle Wire &
      Cable, Inc., Common   05/02/94           95,000     2,250,000      190,000

    United International
      Holdings,  Inc.,
      Warrants Exp.
      11/15/99              11/16/94            7,840       222,186       56,840
   -----------------------------------------------------------------------------
                                                         $5,462,886   $5,857,137
   -----------------------------------------------------------------------------

High Income Portfolio as of March 31, 1997

INDEPENDENT AUDITORS' REPORT


To the Trustees and Investors
of High Income Portfolio
--------------------------------------------------------------------------------
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of High Income Portfolio (the Portfolio) as of March 31, 1997, and the related statement of operations for the year then ended, the statements of changes in net assets for the years ended March 31, 1997 and 1996 and the supplementary data for the two years then ended and for the period from the start of business, June 1, 1994, to March 31, 1995 (all expressed in United States dollars). These financial statements and supplementary data are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities held as of March 31, 1997 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and supplementary data present fairly, in all material respects, the financial position of the Portfolio at March 31, 1997, the results of its operations, changes in net assets and supplementary data for the respective stated periods, in conformity with accounting principles generally accepted in the United States of America.


                                                  DELOITTE & TOUCHE
                                                  Grand Cayman, Cayman Islands
                                                  British West Indies
                                                  May 9, 1997

EV Marathon High Income Fund  as of March 31, 1997

INVESTMENT MANAGEMENT

EV Marathon High Income Fund
                    Officers                             Independent Trustees
                    M. Dozier Gardner                    Donald R. Dwight
                    President and Trustee                President, Dwight Partners, Inc.
                                                         Chairman, Newspapers of New England, Inc.
                    James B. Hawkes
                    Vice President and Trustee           Samuel L. Hayes, III
                                                         Jacob H. Schiff Professor of Investment
                    William H. Ahern, Jr.                Banking, Harvard University Graduate School of
                    Vice President                       Business Administration

                    Michael B. Terry                     Norton H. Reamer
                    Vice President                       President and Director, United Asset
                                                         Management Corporation
                    James L. O'Connor
                    Treasurer                            John L. Thorndike
                                                         Formerly Director, Fiduciary Company Incorporated
                    Thomas Otis
                    Secretary                            Jack L. Treynor
                                                         Investment Adviser and Consultant

High Income Portfolio
                    Officers                             Independent Trustees
                    M. Dozier Gardner                    Donald R. Dwight
                    President and Trustee                President, Dwight Partners, Inc.
                                                         Chairman, Newspapers of New England, Inc.
                    James B. Hawkes
                    Vice President and Trustee           Samuel L. Hayes, III
                                                         Jacob H. Schiff Professor of Investment
                    Hooker Talcott, Jr.                  Banking, Harvard University Graduate School of
                    Vice President and                   Business Administration
                    Co-Portfolio Manager
                                                         Norton H. Reamer
                    Michael W. Weilheimer                President and Director, United Asset
                    Vice President and                   Management Corporation
                    Co-Portfolio Manager
                                                         John L. Thorndike
                    William Chisholm                     Formerly Director, Fiduciary Company Incorporated
                    Vice President
                                                         Jack L. Treynor
                    Raymond O'Neill                      Investment Adviser and Consultant
                    Vice President

                    Michel Normandeau
                    Vice President

                    James L. O'Connor
                    Treasurer

                    Thomas Otis
                    Secretary

Investment Adviser of High Income Portfolio
Boston Management and Research
24 Federal Street
Boston, MA 02110

Administrator of
EV Marathon High Income Fund
Eaton Vance Management
24 Federal Street
Boston, MA 02110

Principal Underwriter
Eaton Vance Distributors, Inc.
24 Federal Street
Boston, MA 02110
(617)482-8260

Custodian
Investors Bank & Trust Company
89 South Street
P.O. Box 1537
Boston, MA 02205-1537

Transfer Agent
First Data Investor Services Group, Inc.
Attention:  Eaton Vance Funds
P.O. Box 5123
Westborough, MA 01581-5123

Auditors
Deloitte & Touche LLP
125 Summer Street
Boston, MA 02110



EV Marathon High Income Fund
24 Federal Street
Boston, MA 02110


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     This report must be preceded or accompanied by a current prospectus which contains more complete information on the Fund, including its distribution plan, sales charges and expenses. Please read the prospectus carefully before you invest or send money.
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                                                                    M-HISRC-5/95